Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 90.9%
Banks – 14.8%
Bank Rakyat Indonesia Persero Tbk PT	1,847,200	$570,180
DBS Group Holdings Ltd	23,800	456,752
E.Sun Financial Holding Co Ltd	776,000	649,665
HDFC Bank Ltd	34,059	1,205,907
Oversea-Chinese Banking Corp Ltd	90,900	766,068
		3,648,572
Beverages – 4.6%
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	23,971	424,138
Treasury Wine Estates Ltd	67,750	709,504
		1,133,642
Diversified Financial Services – 6.1%
Ayala Corp	54,820	956,648
Bajaj Holdings & Investment Ltd	10,604	552,823
		1,509,471
Electronic Equipment, Instruments & Components – 1.3%
Hangzhou Hikvision Digital	81,341	326,538
Food Products – 5.1%
Uni-President Enterprises Corp	368,000	979,959
Vietnam Dairy Products JSC	54,904	289,837
		1,269,796
Hotels, Restaurants & Leisure – 1.8%
Sands China Ltd	94,000	449,458
Household Durables – 8.7%
Midea Group Co Ltd	56,827	428,961
Nien Made Enterprise Co Ltd	55,000	413,527
Techtronic Industries Co Ltd	91,500	700,476
Woongjin Coway Co Ltd	8,907	597,195
		2,140,159
Information Technology Services – 5.0%
Infosys Ltd	58,898	624,650
Tata Consultancy Services Ltd	19,149	617,917
		1,242,567
Insurance – 8.5%
AIA Group Ltd	122,600	1,322,305
Ping An Insurance Group Co of China Ltd	63,500	762,514
		2,084,819
Interactive Media & Services – 5.2%
Tencent Holdings Ltd	28,500	1,286,466
Internet & Direct Marketing Retail – 4.6%
Alibaba Group Holding Ltd (ADR)*	6,678	1,131,587
Personal Products – 2.3%
LG Household & Health Care Ltd	501	569,831
Real Estate Management & Development – 5.4%
City Developments Ltd	78,200	547,464
Land & Houses PCL (REG)	2,141,900	775,317
		1,322,781
Semiconductor & Semiconductor Equipment – 3.0%
Taiwan Semiconductor Manufacturing Co Ltd	97,000	746,490
Technology Hardware, Storage & Peripherals – 5.2%
Advantech Co Ltd	88,797	754,843
Catcher Technology Co Ltd	49,000	351,059
Samsung Electronics Co Ltd	4,466	181,828
		1,287,730
Textiles, Apparel & Luxury Goods – 1.7%
Samsonite International SA*	183,300	420,505
Thrifts & Mortgage Finance – 5.3%
Housing Development Finance Corp Ltd	41,382	1,314,307
Tobacco – 2.3%
ITC Ltd	139,724	554,382
Total Common Stocks (cost $19,405,336)		22,439,101
Preferred Stocks – 4.1%
Technology Hardware, Storage & Peripherals – 4.1%
Samsung Electronics Co Ltd (cost $864,931)	30,370	1,006,282

Shares		Value
Investment Companies – 5.8%
Money Markets – 5.8%
Fidelity Investments Money Market Treasury Portfolio, 2.2500%ºº (cost $1,429,290)	1,429,290	$1,429,290
Total Investments (total cost $21,699,557) – 100.8%		24,874,673
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(194,032)
Net Assets – 100%		$24,680,641

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
India	$4,869,986	19.6%
China	4,360,204	17.5
Taiwan	3,895,543	15.7
Hong Kong	2,892,744	11.6
South Korea	2,355,136	9.5
Singapore	1,770,284	7.1
United States	1,429,290	5.7
Philippines	956,648	3.8
Thailand	775,317	3.1
Australia	709,504	2.9
Indonesia	570,180	2.3
Vietnam	289,837	1.2

Total	$24,874,673	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PCL	Public Company Limited
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Real Estate Management & Development	$547,464	$775,317	$-
All Other	21,116,320	-	-
Preferred Stocks	-	1,006,282	-
Investment Companies	1,429,290	-	-
Total Assets	$23,093,074	$1,781,599	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 2.7%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$2,336,234	$2,378,058
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	10,628,000	10,779,603
Applebee's Funding LLC / IHOP Funding LLC, 4.7230%, 6/7/49 (144A)	5,698,000	5,810,545
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	3,954,371	4,030,298
BAMLL Commercial Mortgage Securities Trust 2018-DSNY,
ICE LIBOR USD 1 Month + 0.8500%, 3.2443%, 9/15/34 (144A)‡	6,871,000	6,868,963
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 3.1163%, 3/15/37 (144A)‡	19,034,000	18,969,679
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	9,288,000	10,220,473
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 3.1443%, 11/15/33 (144A)‡	16,762,458	16,762,367
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	4,396,377
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	4,276,000	4,399,019
CSMLT 2015-2 Trust, 3.5000%, 8/25/45 (144A)‡	5,650,210	5,736,250
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	7,518,000	7,706,728
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	3,022,000	3,106,119
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	6,004,000	6,298,824
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	2,064,233	2,065,621
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	2,805,660	2,897,860
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	12,150,000	12,616,321
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	10,594,000	11,028,819
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	5,339,000	5,435,031
Drive Auto Receivables Trust 2019-1, 4.0900%, 6/15/26	2,488,000	2,574,375
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.4044%, 7/25/24‡	15,280,402	15,926,479
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 3.5544%, 9/25/29‡	1,474,084	1,477,645
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 3.3544%, 10/25/29‡	1,051,887	1,054,549
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 3.0298%, 7/25/30‡	2,461,524	2,460,030
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 3.1244%, 1/25/31‡	727,102	727,323
Fannie Mae Connecticut Avenue Securities 2017-C06,
ICE LIBOR USD 1 Month + 0.7500%, 3.1544%, 2/25/30‡	872,104	872,229
Fannie Mae Connecticut Avenue Securities 2018-C04,
ICE LIBOR USD 1 Month + 0.7500%, 3.1544%, 2/25/30‡	1,375,381	1,375,592
Fannie Mae REMICS, 3.0000%, 5/25/48	16,934,603	17,229,981
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.3500%, 3.7544%, 3/25/29‡	1,818,489	1,826,139
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 3.1544%, 3/25/30‡	422,780	422,990
Ginnie Mae II Pool, 3.5000%, 5/20/49	17,102,816	17,456,626
Ginnie Mae II Pool, 3.5000%, 6/20/49	7,125,048	7,272,445
Government National Mortgage Association - Class FQ,
ICE LIBOR USD 1 Month + 0.4500%, 2.8329%, 2/20/49‡	15,353,986	15,345,765
Government National Mortgage Association - Class QF,
ICE LIBOR USD 1 Month + 0.4500%, 2.8329%, 2/20/49‡	13,536,406	13,529,032
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49	13,300,203	13,300,203
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49	14,657,429	14,657,429
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49	13,294,792	13,294,792
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 3.3041%, 11/25/49 (144A)‡	2,775,000	2,776,776
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 3.2544%, 11/25/51 (144A)‡	23,804,714	23,751,606
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	4,606,504	4,833,421
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,018,000	2,078,618
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,065,000	2,149,606
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	12,409,000	12,644,936
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	16,238,000	16,433,694
Sequoia Mortgage Trust 2018-7 A19, 4.0000%, 9/25/48 (144A)‡	3,483,315	3,531,966
Station Place Securitization Trust 2018-7,
ICE LIBOR USD 1 Month + 0.8500%, 3.2796%, 9/24/19 (144A)‡	25,508,223	25,508,223
Station Place Securitization Trust Series 2019-4, 3.3296%, 6/24/20 (144A)‡	27,000,000	27,000,000
Towd Point Asset Funding, LLC 2019-HE1 A1, 3.3410%, 4/25/48 (144A)	16,000,000	15,949,120
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.3076%, 5/15/46‡	755,340	763,567
Wells Fargo Mortgage Backed Securities 2018-1, 3.5000%, 7/25/47 (144A)‡	2,858,330	2,864,058
Wells Fargo Mortgage Backed Securities 2019-1 Trust,
4.0000%, 11/25/48 (144A)‡	7,168,211	7,286,989
Wells Fargo Mortgage Backed Securities 2019-2 Trust,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
4.0000%, 4/25/49 (144A)‡	$6,456,993	$6,535,833
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	3,920,300	3,962,140
WinWater Mortgage Loan Trust 2015-5, 3.5000%, 8/20/45 (144A)‡	17,757,202	18,027,497
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $454,225,672)		458,408,629
Bank Loans and Mezzanine Loans – 0.1%
Electric – 0.1%
Vistra Operations Co LLC, ICE LIBOR USD 1 Month + 2.0000%, 4.4024%, 8/4/23‡ (cost $18,626,238)	18,579,117	18,544,374
Corporate Bonds – 17.5%
Banking – 2.5%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	49,524,000	52,012,198
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	12,114,000	12,949,669
Bank of America Corp, ICE LIBOR USD 3 Month + 1.2100%, 3.9740%, 2/7/30‡	16,343,000	17,502,993
Bank of Montreal, 3.3000%, 2/5/24	16,193,000	16,788,271
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	60,879,000	64,380,865
Citizens Financial Group Inc, 3.7500%, 7/1/24	3,136,000	3,184,616
Citizens Financial Group Inc, 4.3500%, 8/1/25	2,232,000	2,341,625
Citizens Financial Group Inc, 4.3000%, 12/3/25	8,046,000	8,507,905
First Republic Bank/CA, 4.6250%, 2/13/47	5,833,000	6,272,106
Goldman Sachs Capital I, 6.3450%, 2/15/34	13,173,000	16,548,050
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	26,012,000	27,808,530
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3370%, 3.7820%, 2/1/28‡	18,152,000	19,234,932
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	48,819,000	54,294,807
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.1600%, 3.7020%, 5/6/30‡	16,279,000	17,156,920
Morgan Stanley, 4.3500%, 9/8/26	14,728,000	15,786,922
Morgan Stanley, 3.9500%, 4/23/27	22,928,000	23,971,708
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	27,936,000	30,927,661
Synchrony Financial, 4.3750%, 3/19/24	3,260,000	3,412,139
Synchrony Financial, 3.9500%, 12/1/27	13,735,000	13,712,884
Synchrony Financial, 5.1500%, 3/19/29	12,776,000	13,760,345
		420,555,146
Basic Industry – 1.4%
Allegheny Technologies Inc, 5.9500%, 1/15/21	11,882,000	12,208,755
CF Industries Inc, 4.5000%, 12/1/26 (144A)	5,333,000	5,542,826
Constellium NV, 5.7500%, 5/15/24 (144A)	15,446,000	15,793,535
Freeport-McMoRan Inc, 3.5500%, 3/1/22	41,269,000	41,320,586
Freeport-McMoRan Inc, 3.8750%, 3/15/23	15,990,000	15,990,000
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	15,454,000	15,672,419
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	8,269,000	8,678,795
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	16,098,000	16,580,940
Novelis Corp, 5.8750%, 9/30/26 (144A)	30,123,000	30,499,537
Nutrien Ltd, 4.2000%, 4/1/29	2,962,000	3,196,343
Nutrien Ltd, 5.0000%, 4/1/49	3,720,000	4,218,199
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	8,092,000	8,493,352
Steel Dynamics Inc, 5.5000%, 10/1/24	14,966,000	15,508,517
WRKCo Inc, 3.7500%, 3/15/25	953,000	991,138
WRKCo Inc, 4.6500%, 3/15/26	5,765,000	6,267,138
WRKCo Inc, 3.3750%, 9/15/27	1,030,000	1,031,198
WRKCo Inc, 4.0000%, 3/15/28	3,464,000	3,595,241
WRKCo Inc, 4.9000%, 3/15/29	25,172,000	27,506,054
		233,094,573
Brokerage – 0.2%
Cboe Global Markets Inc, 3.6500%, 1/12/27	10,781,000	11,313,261
E*TRADE Financial Corp, 3.8000%, 8/24/27	9,493,000	9,554,346
E*TRADE Financial Corp, 4.5000%, 6/20/28	3,577,000	3,759,555
Raymond James Financial Inc, 5.6250%, 4/1/24	5,610,000	6,344,305
Raymond James Financial Inc, 4.9500%, 7/15/46	9,798,000	11,040,808
		42,012,275
Capital Goods – 0.8%
Arconic Inc, 5.4000%, 4/15/21	5,661,000	5,868,253
Ball Corp, 4.3750%, 12/15/20	7,499,000	7,663,978
Boeing Co, 2.2500%, 6/15/26	1,857,000	1,807,549
Boeing Co, 3.2500%, 3/1/28	2,295,000	2,379,645
Boeing Co, 3.2000%, 3/1/29	13,547,000	13,973,481
Boeing Co, 3.6000%, 5/1/34	15,742,000	16,420,820
Entegris Inc, 4.6250%, 2/10/26 (144A)	9,310,000	9,379,825
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	19,503,000	20,185,605
Masonite International Corp, 5.6250%, 3/15/23 (144A)	2,929,000	3,016,870
Wabtec Corp, 4.4000%, 3/15/24	12,942,000	13,695,738
Wabtec Corp, 3.4500%, 11/15/26	3,625,000	3,540,751
Wabtec Corp, 4.9500%, 9/15/28	39,584,000	42,422,853
		140,355,368
Communications – 2.3%
AT&T Inc, 3.6000%, 7/15/25	6,875,000	7,125,070

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
AT&T Inc, 4.3500%, 3/1/29	$27,680,000	$29,694,739
AT&T Inc, 5.2500%, 3/1/37	3,121,000	3,499,818
AT&T Inc, 4.8500%, 3/1/39	9,371,000	10,051,084
AT&T Inc, 4.7500%, 5/15/46	10,056,000	10,572,402
AT&T Inc, 5.1500%, 11/15/46	7,224,000	7,979,362
AT&T Inc, 4.5000%, 3/9/48	9,253,000	9,479,815
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	8,070,000	8,105,306
CenturyLink Inc, 6.4500%, 6/15/21	9,843,000	10,408,972
CenturyLink Inc, 5.8000%, 3/15/22	5,476,000	5,708,730
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.9080%, 7/23/25	10,413,000	11,298,637
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.0500%, 3/30/29	52,948,000	58,331,859
Comcast Corp, 3.1500%, 3/1/26	6,645,000	6,864,369
Comcast Corp, 4.1500%, 10/15/28	8,193,000	9,030,402
Comcast Corp, 4.2500%, 10/15/30	8,862,000	9,870,630
Comcast Corp, 4.6000%, 10/15/38	7,205,000	8,242,469
Comcast Corp, 4.9500%, 10/15/58	7,419,000	9,042,122
Crown Castle International Corp, 3.6500%, 9/1/27	7,252,000	7,464,759
Crown Castle International Corp, 4.3000%, 2/15/29	8,217,000	8,834,418
Crown Castle International Corp, 5.2000%, 2/15/49	9,138,000	10,500,371
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	17,013,000	18,565,436
Fox Corp, 4.0300%, 1/25/24 (144A)	5,458,000	5,802,832
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	13,041,000	13,369,633
T-Mobile USA Inc, 6.3750%, 3/1/25	17,458,000	18,130,133
UBM PLC, 5.7500%, 11/3/20 (144A)	10,600,000	10,976,133
Verizon Communications Inc, 2.6250%, 8/15/26	11,813,000	11,731,448
Verizon Communications Inc, 4.3290%, 9/21/28	28,099,000	31,072,867
Verizon Communications Inc, 3.8750%, 2/8/29	4,803,000	5,149,193
Verizon Communications Inc, 4.8620%, 8/21/46	4,862,000	5,658,549
Verizon Communications Inc, 4.5220%, 9/15/48	3,585,000	4,004,063
Verizon Communications Inc, 5.0120%, 8/21/54	7,293,000	8,718,556
Viacom Inc, 5.8500%, 9/1/43	13,669,000	16,127,083
		391,411,260
Consumer Cyclical – 1.2%
AutoZone Inc, 3.7500%, 4/18/29	12,760,000	13,261,935
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	1,944,000	1,965,773
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	13,474,000	13,539,257
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	21,039,000	20,148,306
Ford Motor Credit Co LLC, 5.1130%, 5/3/29	16,353,000	16,715,220
General Motors Co, 5.0000%, 10/1/28	10,644,000	11,178,638
General Motors Financial Co Inc, 4.3500%, 4/9/25	9,494,000	9,793,866
General Motors Financial Co Inc, 4.3000%, 7/13/25	2,916,000	3,005,657
General Motors Financial Co Inc, 4.3500%, 1/17/27	4,984,000	5,074,827
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	4,671,000	5,004,509
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	5,422,000	5,862,700
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	5,334,000	5,651,373
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	9,209,000	9,877,573
Lowe's Cos Inc, 3.6500%, 4/5/29	10,017,000	10,464,462
MDC Holdings Inc, 5.5000%, 1/15/24	8,120,000	8,647,800
MGM Resorts International, 6.6250%, 12/15/21	5,473,000	5,910,840
MGM Resorts International, 7.7500%, 3/15/22	1,964,000	2,189,860
O'Reilly Automotive Inc, 3.6000%, 9/1/27	333,000	342,241
O'Reilly Automotive Inc, 4.3500%, 6/1/28	2,564,000	2,770,958
O'Reilly Automotive Inc, 3.9000%, 6/1/29	14,831,000	15,545,031
Service Corp International/US, 5.1250%, 6/1/29	16,176,000	17,025,240
Starbucks Corp, 4.4500%, 8/15/49	9,729,000	10,640,676
		194,616,742
Consumer Non-Cyclical – 3.6%
Allergan Finance LLC, 3.2500%, 10/1/22	9,148,000	9,297,094
Allergan Funding SCS, 3.4500%, 3/15/22	16,893,000	17,242,897
Allergan Funding SCS, 3.8000%, 3/15/25	10,921,000	11,328,044
Allergan Inc/United States, 2.8000%, 3/15/23	726,000	723,756
Anheuser-Busch InBev Worldwide Inc, 4.1500%, 1/23/25	30,603,000	33,118,491
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	14,159,000	16,038,803
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	13,185,000	14,010,381
Boston Scientific Corp, 3.7500%, 3/1/26	7,146,000	7,596,026
Boston Scientific Corp, 4.0000%, 3/1/29	3,716,000	4,017,331
Boston Scientific Corp, 4.7000%, 3/1/49	5,944,000	6,813,647
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	6,875,000	7,190,398
Bristol-Myers Squibb Co, 4.1250%, 6/15/39 (144A)	4,963,000	5,375,944
Bristol-Myers Squibb Co, 4.2500%, 10/26/49 (144A)	8,527,000	9,385,547

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Campbell Soup Co, 3.9500%, 3/15/25	$6,894,000	$7,167,636
Campbell Soup Co, 4.1500%, 3/15/28	10,259,000	10,705,307
Campbell Soup Co, 4.8000%, 3/15/48	13,163,000	13,305,329
CVS Health Corp, 4.7500%, 12/1/22	4,304,000	4,569,021
CVS Health Corp, 4.1000%, 3/25/25	14,707,000	15,503,032
CVS Health Corp, 4.3000%, 3/25/28	7,394,000	7,792,758
CVS Health Corp, 5.0500%, 3/25/48	9,879,000	10,506,953
Elanco Animal Health Inc, 4.2720%, 8/28/23 (144A)	5,166,000	5,419,856
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	4,818,000	5,378,278
Eli Lilly & Co, 3.3750%, 3/15/29	30,975,000	32,974,435
General Mills Inc, 4.2000%, 4/17/28	16,396,000	17,659,873
GlaxoSmithKline Capital PLC, 3.3750%, 6/1/29	17,835,000	18,849,927
HCA Inc, 4.7500%, 5/1/23	14,309,000	15,250,978
HCA Inc, 4.5000%, 2/15/27	15,600,000	16,636,481
HCA Inc, 4.1250%, 6/15/29	38,723,000	39,623,173
HCA Inc, 5.1250%, 6/15/39	6,787,000	7,049,752
HCA Inc, 5.2500%, 6/15/49	9,895,000	10,287,930
IQVIA Inc, 5.0000%, 5/15/27 (144A)	8,549,000	8,826,842
JBS USA LUX SA / JBS USA Finance Inc, 5.8750%, 7/15/24 (144A)	3,753,000	3,860,899
JBS USA LUX SA / JBS USA Finance Inc, 5.7500%, 6/15/25 (144A)	6,746,000	7,015,840
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	2,074,000	2,252,883
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	2,949,000	3,203,351
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	15,190,000	16,618,875
Keurig Dr Pepper Inc, 5.0850%, 5/25/48	5,998,000	6,670,936
Kraft Heinz Foods Co, 4.0000%, 6/15/23	4,127,000	4,316,417
Kraft Heinz Foods Co, 3.0000%, 6/1/26	27,927,000	27,164,573
Kraft Heinz Foods Co, 4.6250%, 1/30/29	5,258,000	5,654,853
Kraft Heinz Foods Co, 5.0000%, 6/4/42	4,485,000	4,603,150
Kraft Heinz Foods Co, 4.3750%, 6/1/46	11,976,000	11,366,197
Mars Inc, 2.7000%, 4/1/25 (144A)	6,045,000	6,164,493
Mars Inc, 3.2000%, 4/1/30 (144A)	7,422,000	7,707,506
Mars Inc, 3.9500%, 4/1/49 (144A)	9,919,000	10,658,875
Mars Inc, 4.2000%, 4/1/59 (144A)	6,289,000	6,826,421
Newell Brands Inc, 4.2000%, 4/1/26	17,094,000	16,982,185
Newell Brands Inc, 5.3750%, 4/1/36	19,603,000	19,347,416
Sysco Corp, 2.5000%, 7/15/21	2,241,000	2,250,064
Tenet Healthcare Corp, 6.0000%, 10/1/20	9,072,000	9,355,500
Teva Pharmaceutical Finance Co BV, 3.6500%, 11/10/21	7,330,000	7,055,125
Teva Pharmaceutical Finance IV LLC, 2.2500%, 3/18/20	13,790,000	13,658,995
Valvoline Inc, 5.5000%, 7/15/24	4,848,000	5,012,832
Valvoline Inc, 4.3750%, 8/15/25	10,886,000	10,858,785
		598,252,091
Electric – 1.2%
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	16,897,000	17,350,992
NRG Energy Inc, 7.2500%, 5/15/26	12,667,000	13,949,534
NRG Energy Inc, 6.6250%, 1/15/27	18,534,000	20,132,557
NRG Energy Inc, 5.7500%, 1/15/28	3,585,000	3,844,913
NRG Energy Inc, 4.4500%, 6/15/29 (144A)	16,284,000	16,934,641
NRG Energy Inc, 5.2500%, 6/15/29 (144A)	6,596,000	7,032,985
Oncor Electric Delivery Co LLC, 2.7500%, 6/1/24 (144A)	13,178,000	13,417,806
Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28 (144A)	10,505,000	11,307,187
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49 (144A)	16,149,000	17,022,331
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	9,215,000	9,535,153
Southern Co, 2.9500%, 7/1/23	7,120,000	7,220,196
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	5,883,000	6,213,919
Vistra Operations Co LLC, 5.6250%, 2/15/27 (144A)	32,962,000	34,898,517
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	21,750,000	22,497,004
		201,357,735
Energy – 1.7%
AmeriGas Partners LP / AmeriGas Finance Corp, 5.6250%, 5/20/24	563,000	599,595
AmeriGas Partners LP / AmeriGas Finance Corp, 5.5000%, 5/20/25	21,138,000	22,247,745
Cenovus Energy Inc, 4.2500%, 4/15/27	5,361,000	5,543,869
Cheniere Energy Partners LP, 5.6250%, 10/1/26 (144A)	7,575,000	7,991,625
Continental Resources Inc/OK, 5.0000%, 9/15/22	16,021,000	16,146,673
Continental Resources Inc/OK, 4.5000%, 4/15/23	13,097,000	13,755,942
Energy Transfer Operating LP, 4.2500%, 3/15/23	5,994,000	6,255,075
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,737,000	6,375,982
Energy Transfer Operating LP, 5.5000%, 6/1/27	4,277,000	4,778,998
Energy Transfer Operating LP, 4.9500%, 6/15/28	705,000	770,436
Energy Transfer Operating LP, 6.1250%, 12/15/45	3,616,000	4,139,650
Energy Transfer Operating LP, 6.0000%, 6/15/48	11,353,000	12,945,270
EnLink Midstream Partners LP, 4.1500%, 6/1/25	12,814,000	12,557,720

EQM Midstream Partners LP, 5.5000%, 7/15/28	13,357,000	14,079,610
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Hess Corp, 4.3000%, 4/1/27	$33,565,000	$34,801,931
HollyFrontier Corp, 5.8750%, 4/1/26	13,285,000	14,597,618
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	4,683,000	4,909,167
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	476,000	498,803
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	4,960,000	5,310,628
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	3,035,000	3,509,447
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	2,058,000	2,322,995
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	11,522,000	11,867,660
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	6,986,000	7,396,428
NuStar Logistics LP, 5.6250%, 4/28/27	6,277,000	6,324,078
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	14,498,000	15,433,366
Range Resources Corp, 5.7500%, 6/1/21	5,980,000	6,039,800
Range Resources Corp, 5.8750%, 7/1/22	9,847,000	9,748,530
Range Resources Corp, 5.0000%, 3/15/23	13,381,000	12,594,866
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	12,631,000	12,804,929
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 9/15/24 (144A)	4,675,000	4,826,938
		281,175,374
Finance Companies – 0.1%
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	17,423,000	17,181,860
Financial Institutions – 0.1%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	10,463,000	10,876,184
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	22,390,000	21,477,831
Insurance – 0.3%
Brown & Brown Inc, 4.5000%, 3/15/29	7,354,000	7,721,404
Centene Corp, 4.7500%, 5/15/22	652,000	665,855
Centene Corp, 6.1250%, 2/15/24	7,576,000	7,935,860
Centene Corp, 5.3750%, 6/1/26 (144A)	19,632,000	20,638,140
Cigna Corp, 3.4000%, 9/17/21 (144A)	2,153,000	2,194,302
Cigna Corp, 3.7500%, 7/15/23 (144A)	8,762,000	9,117,524
		48,273,085
Real Estate Investment Trusts (REITs) – 0.2%
Reckson Operating Partnership LP, 7.7500%, 3/15/20	13,713,000	14,198,441
Ventas Realty LP, 3.5000%, 4/15/24	14,689,000	15,232,449
		29,430,890
Technology – 1.8%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	7,403,000	7,257,704
Broadcom Inc, 4.2500%, 4/15/26 (144A)	9,466,000	9,589,823
Broadcom Inc, 4.7500%, 4/15/29 (144A)	13,165,000	13,489,834
CommScope Inc, 5.5000%, 3/1/24 (144A)	10,581,000	10,858,751
CommScope Inc, 6.0000%, 3/1/26 (144A)	17,466,000	17,902,650
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	26,616,000	27,057,688
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	8,037,000	8,458,214
Fidelity National Information Services Inc, 3.7500%, 5/21/29	4,563,000	4,844,639
Lam Research Corp, 4.0000%, 3/15/29	2,810,000	2,991,091
Marvell Technology Group Ltd, 4.2000%, 6/22/23	4,911,000	5,112,244
Marvell Technology Group Ltd, 4.8750%, 6/22/28	20,812,000	22,053,041
Micron Technology Inc, 5.5000%, 2/1/25	4,730,000	4,865,988
Micron Technology Inc, 4.9750%, 2/6/26	6,164,000	6,501,336
Micron Technology Inc, 5.3270%, 2/6/29	15,859,000	16,781,137
Oracle Corp, 3.9000%, 5/15/35	6,652,000	7,195,665
Qorvo Inc, 5.5000%, 7/15/26	10,439,000	11,047,594
Total System Services Inc, 4.8000%, 4/1/26	11,514,000	12,646,384
Trimble Inc, 4.7500%, 12/1/24	18,202,000	19,128,160
Trimble Inc, 4.9000%, 6/15/28	34,648,000	37,105,015
Verisk Analytics Inc, 5.8000%, 5/1/21	10,655,000	11,297,908
Verisk Analytics Inc, 4.1250%, 9/12/22	2,214,000	2,324,873
Verisk Analytics Inc, 5.5000%, 6/15/45	5,717,000	6,700,030
Western Digital Corp, 4.7500%, 2/15/26	42,337,000	41,534,714
		306,744,483
Total Corporate Bonds (cost $2,808,090,920)		2,936,814,897
Mortgage-Backed Securities – 10.1%
Fannie Mae:
4.0000%, 5/25/48	54,102,000	55,904,138
4.5000%, 7/25/48	17,857,000	18,653,065
		74,557,203
Fannie Mae Pool:
7.5000%, 7/1/28	99,100	113,747
6.0000%, 2/1/37	342,667	395,651
4.5000%, 9/1/37	8,332,410	8,802,032

4.5000%, 5/1/38	4,088,929	4,305,380
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 7/1/38	$6,561,738	$6,909,089
4.5000%, 8/1/38	216,413	227,869
4.5000%, 11/1/38	7,428,447	7,821,678
3.5000%, 10/1/42	4,538,628	4,701,846
4.5000%, 11/1/42	1,459,100	1,563,806
3.5000%, 12/1/42	10,524,095	10,902,561
3.0000%, 2/1/43	368,359	374,353
3.5000%, 2/1/43	10,451,074	10,826,915
3.5000%, 2/1/43	5,101,466	5,278,380
3.5000%, 3/1/43	7,271,003	7,523,153
3.5000%, 4/1/43	26,685,772	27,611,205
3.0000%, 5/1/43	2,678,716	2,721,242
3.5000%, 11/1/43	14,408,055	14,926,197
3.5000%, 4/1/44	5,231,622	5,454,616
5.0000%, 7/1/44	329,312	358,123
4.5000%, 10/1/44	3,328,546	3,620,279
3.5000%, 2/1/45	23,829,472	24,655,852
3.5000%, 2/1/45	3,897,930	4,033,106
4.5000%, 3/1/45	5,287,873	5,751,334
4.5000%, 6/1/45	3,382,599	3,621,222
3.0000%, 10/1/45	5,399,062	5,482,138
3.0000%, 10/1/45	3,464,715	3,518,026
3.5000%, 12/1/45	3,349,922	3,495,541
3.0000%, 1/1/46	773,477	785,379
4.5000%, 2/1/46	8,687,520	9,310,940
3.0000%, 3/1/46	24,224,050	24,548,823
3.0000%, 3/1/46	16,637,712	16,860,775
3.5000%, 5/1/46	2,200,534	2,271,867
3.5000%, 7/1/46	11,083,234	11,467,268
3.5000%, 7/1/46	6,163,487	6,399,640
3.5000%, 8/1/46	34,665,706	35,789,435
3.5000%, 8/1/46	3,686,108	3,805,597
4.0000%, 10/1/46	339,672	360,919
3.0000%, 11/1/46	5,624,810	5,700,223
3.0000%, 11/1/46	1,720,469	1,743,536
3.0000%, 11/1/46	1,683,619	1,706,192
3.5000%, 12/1/46	1,135,205	1,172,004
3.0000%, 2/1/47	15,395,648	15,675,487
3.0000%, 3/1/47	11,734,914	11,892,245
4.0000%, 5/1/47	2,210,952	2,301,904
4.5000%, 5/1/47	1,225,197	1,316,364
4.5000%, 5/1/47	1,028,227	1,090,689
4.5000%, 5/1/47	966,044	1,032,328
4.5000%, 5/1/47	722,141	775,876
4.5000%, 5/1/47	721,923	765,778
4.5000%, 5/1/47	580,488	620,317
4.5000%, 5/1/47	354,964	379,320
4.5000%, 5/1/47	238,743	256,508
4.5000%, 5/1/47	232,604	249,912
4.0000%, 6/1/47	1,215,149	1,265,137
4.0000%, 6/1/47	586,830	612,109
4.0000%, 6/1/47	538,102	560,238
4.0000%, 6/1/47	272,133	283,327
4.5000%, 6/1/47	4,361,749	4,595,191
4.5000%, 6/1/47	426,601	458,345
4.0000%, 7/1/47	1,003,071	1,044,335
4.0000%, 7/1/47	888,228	924,767
4.0000%, 7/1/47	415,029	432,103
4.0000%, 7/1/47	315,332	328,303
4.5000%, 7/1/47	3,156,087	3,325,001
4.5000%, 7/1/47	2,669,699	2,812,582
4.5000%, 7/1/47	2,651,770	2,793,694
3.5000%, 8/1/47	5,394,871	5,569,383
3.5000%, 8/1/47	3,239,399	3,332,937
3.5000%, 8/1/47	1,839,639	1,921,010
4.0000%, 8/1/47	27,227,797	28,568,311
4.0000%, 8/1/47	6,083,765	6,334,034
4.0000%, 8/1/47	1,930,125	2,009,525
4.0000%, 8/1/47	1,100,890	1,146,178
4.0000%, 8/1/47	526,238	547,886
4.5000%, 8/1/47	3,763,527	3,964,952
4.5000%, 8/1/47	696,353	733,622

4.0000%, 9/1/47	13,711,902	14,586,521
4.0000%, 9/1/47	531,858	553,737
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 9/1/47	$2,364,321	$2,490,860
4.5000%, 9/1/47	833,208	877,802
4.0000%, 10/1/47	2,962,927	3,084,813
4.0000%, 10/1/47	2,253,578	2,346,284
4.0000%, 10/1/47	2,103,118	2,189,634
4.0000%, 10/1/47	1,454,965	1,514,818
4.0000%, 10/1/47	1,219,426	1,269,589
4.5000%, 10/1/47	621,847	655,129
4.5000%, 10/1/47	251,092	264,530
4.0000%, 11/1/47	6,375,666	6,689,561
4.0000%, 11/1/47	3,606,163	3,754,511
4.0000%, 11/1/47	3,275,775	3,410,531
4.0000%, 11/1/47	1,136,963	1,183,734
4.5000%, 11/1/47	2,810,766	2,961,198
3.5000%, 12/1/47	10,612,561	11,027,601
3.5000%, 12/1/47	4,982,522	5,128,243
3.5000%, 12/1/47	1,006,894	1,051,430
3.5000%, 12/1/47	504,338	526,646
4.0000%, 12/1/47	7,188,006	7,483,699
3.5000%, 1/1/48	7,726,090	7,972,669
3.5000%, 1/1/48	7,246,985	7,441,173
4.0000%, 1/1/48	25,594,939	26,722,643
4.0000%, 1/1/48	13,687,962	14,251,044
4.0000%, 1/1/48	11,927,367	12,436,173
4.0000%, 1/1/48	2,856,442	3,019,667
4.0000%, 1/1/48	2,309,959	2,404,984
4.0000%, 1/1/48	1,762,701	1,863,426
3.5000%, 3/1/48	4,778,309	4,957,572
3.5000%, 3/1/48	866,880	903,434
4.0000%, 3/1/48	10,927,607	11,396,973
4.0000%, 3/1/48	1,549,844	1,638,109
4.5000%, 3/1/48	4,935,338	5,194,366
3.5000%, 4/1/48	10,137,332	10,465,251
3.5000%, 4/1/48	8,726,482	9,091,484
4.0000%, 4/1/48	3,324,442	3,513,772
4.5000%, 4/1/48	3,847,517	4,049,453
4.0000%, 5/1/48	15,164,381	15,713,051
4.0000%, 5/1/48	14,577,275	15,104,703
4.5000%, 5/1/48	3,025,186	3,183,962
4.5000%, 5/1/48	2,682,466	2,823,254
4.0000%, 6/1/48	6,248,962	6,475,059
4.5000%, 6/1/48	3,071,977	3,233,208
4.0000%, 10/1/48	2,660,895	2,787,661
3.5000%, 11/1/48	14,295,004	14,892,919
3.5000%, 1/1/49	3,327,862	3,432,287
4.5000%, 1/1/49	75,481,649	79,490,366
4.0000%, 2/1/49	2,821,500	2,918,750
3.5000%, 8/1/56	18,325,141	18,929,457
3.0000%, 2/1/57	12,868,991	12,964,059
3.5000%, 2/1/57	39,374,679	40,774,139
		829,933,576
Freddie Mac Gold Pool:
4.5000%, 5/1/38	10,758,582	11,331,860
4.5000%, 7/1/38	8,311,246	8,754,116
4.5000%, 8/1/38	6,715,025	7,072,840
4.5000%, 9/1/38	5,470,195	5,761,678
4.5000%, 10/1/38	1,194,683	1,258,342
6.0000%, 4/1/40	6,214,894	7,197,431
3.5000%, 2/1/43	4,109,637	4,254,808
3.5000%, 2/1/44	4,096,464	4,241,169
4.5000%, 5/1/44	159,695	171,081
3.5000%, 12/1/44	28,724,775	29,738,340
3.0000%, 1/1/45	9,231,955	9,389,637
4.0000%, 4/1/45	67,139	70,914
4.0000%, 5/1/46	2,723,905	2,847,046
3.5000%, 7/1/46	31,088,639	32,459,696
3.5000%, 7/1/46	6,874,012	7,080,670
3.0000%, 10/1/46	14,244,785	14,444,179
3.5000%, 10/1/46	21,493,789	22,203,700
3.0000%, 12/1/46	16,897,748	17,134,277
3.5000%, 2/1/47	13,322,609	13,762,637
4.0000%, 3/1/47	2,883,234	3,031,018

3.0000%, 9/1/47	9,860,355	9,998,376
3.5000%, 9/1/47	21,033,652	21,653,651
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 9/1/47	$11,905,012	$12,255,931
3.5000%, 11/1/47	8,960,959	9,317,126
3.5000%, 11/1/47	2,891,159	3,003,220
3.5000%, 12/1/47	15,833,514	16,447,220
3.5000%, 12/1/47	6,662,985	6,921,242
3.5000%, 12/1/47	6,346,054	6,598,288
3.5000%, 2/1/48	6,929,043	7,193,457
3.5000%, 2/1/48	6,834,087	7,022,196
3.5000%, 3/1/48	16,709,874	17,357,547
3.5000%, 3/1/48	4,052,371	4,190,082
4.0000%, 3/1/48	7,400,326	7,722,827
3.5000%, 4/1/48	1,444,306	1,493,388
4.0000%, 4/1/48	21,474,998	22,228,042
4.0000%, 4/1/48	8,171,060	8,516,790
4.0000%, 5/1/48	17,069,524	17,697,306
4.0000%, 5/1/48	10,687,254	11,062,014
4.0000%, 6/1/48	4,500,148	4,665,654
3.5000%, 8/1/48	15,639,316	16,170,782
4.0000%, 8/1/48	58,307,406	60,451,835
4.0000%, 8/1/48	20,638,478	21,825,625
4.5000%, 8/1/48	8,354,052	8,767,696
5.0000%, 9/1/48	1,307,582	1,386,439
3.5000%, 11/1/48	20,202,911	20,913,024
4.5000%, 12/1/48	6,372,445	6,769,916
4.0000%, 1/1/49	13,757,979	14,597,186
		548,432,299
Ginnie Mae:
4.5000%, 8/20/48	22,838,000	23,796,968
5.0000%, 8/20/48	92,428,555	96,608,174
		120,405,142
Ginnie Mae I Pool:
6.0000%, 1/15/34	101,549	117,762
4.0000%, 1/15/45	27,047,097	28,706,392
4.5000%, 8/15/46	32,631,498	35,165,251
4.0000%, 7/15/47	8,261,075	8,654,769
4.0000%, 8/15/47	1,620,736	1,697,975
4.0000%, 11/15/47	3,722,097	3,899,480
4.0000%, 12/15/47	4,618,303	4,838,396
		83,080,025
Ginnie Mae II Pool:
4.0000%, 8/20/47	2,682,745	2,814,033
4.0000%, 8/20/47	650,112	686,651
4.0000%, 8/20/47	312,651	327,951
4.5000%, 5/20/48	16,848,193	17,574,314
4.5000%, 5/20/48	2,094,647	2,207,964
4.5000%, 1/20/49	13,151,004	13,717,784
		37,328,697
Total Mortgage-Backed Securities (cost $1,663,461,379)		1,693,736,942
United States Treasury Notes/Bonds – 9.1%
2.3750%, 4/30/20	102,013,000	102,307,881
2.5000%, 2/28/21	9,604,100	9,709,145
2.5000%, 1/15/22	2,485,000	2,531,205
2.7500%, 5/31/23	42,211,000	43,808,752
2.8750%, 9/30/23	98,300,500	102,796,980
2.8750%, 10/31/23	71,531,400	74,856,493
2.8750%, 11/30/23	83,230,700	87,190,660
2.6250%, 12/31/23	8,323,700	8,633,238
2.3750%, 2/29/24	6,499,600	6,679,608
2.1250%, 3/31/24	3,462,000	3,518,122
2.2500%, 4/30/24	13,752,000	14,057,660
2.0000%, 5/31/24	91,298,000	92,325,102
2.8750%, 11/30/25	95,600	101,474
2.3750%, 4/30/26	6,349,000	6,552,862
2.7500%, 2/15/28	9,084,400	9,653,949
2.8750%, 8/15/28	41,934,200	45,039,952
3.1250%, 11/15/28	153,969,700	168,789,284
2.6250%, 2/15/29	90,509,000	95,391,536
2.3750%, 5/15/29	94,923,000	98,037,661
2.2500%, 8/15/46	34,957,100	32,981,204
2.7500%, 11/15/47	70,784,900	73,776,668
3.0000%, 2/15/48	60,293,100	65,952,644

3.0000%, 8/15/48	9,266,600	10,147,651
3.3750%, 11/15/48	46,560,800	54,730,765
Shares or Principal Amounts		Value
United States Treasury Notes/Bonds – (continued)
3.0000%, 2/15/49	$59,453,400	$65,203,659
2.8750%, 5/15/49	240,115,000	257,185,676
Total United States Treasury Notes/Bonds (cost $1,455,132,912)		1,531,959,831
Common Stocks – 59.8%
Aerospace & Defense – 3.4%
Boeing Co	936,973	341,067,542
General Dynamics Corp	1,262,016	229,459,749
		570,527,291
Air Freight & Logistics – 0.5%
United Parcel Service Inc	768,047	79,316,214
Airlines – 0.6%
Delta Air Lines Inc	1,797,301	101,996,832
Automobiles – 0.5%
General Motors Co	2,048,208	78,917,454
Banks – 2.4%
Bank of America Corp	3,860,462	111,953,398
US Bancorp	5,623,581	294,675,644
		406,629,042
Biotechnology – 0.4%
AbbVie Inc	960,425	69,842,106
Capital Markets – 3.1%
Blackstone Group LP	2,698,683	119,875,499
CME Group Inc	780,583	151,518,966
Morgan Stanley	2,422,912	106,147,775
TD Ameritrade Holding Corp	2,765,531	138,055,308
		515,597,548
Chemicals – 1.2%
LyondellBasell Industries NV	2,388,203	205,695,924
Consumer Finance – 1.5%
American Express Co	832,065	102,710,104
Synchrony Financial	4,508,533	156,310,839
		259,020,943
Electronic Equipment, Instruments & Components – 0.6%
Corning Inc	3,198,550	106,287,816
Entertainment – 0.9%
Walt Disney Co	1,038,744	145,050,212
Equity Real Estate Investment Trusts (REITs) – 1.3%
Crown Castle International Corp	718,225	93,620,629
MGM Growth Properties LLC	2,157,434	66,125,352
Outfront Media Inc	1,967,259	50,735,610
		210,481,591
Food & Staples Retailing – 3.1%
Costco Wholesale Corp	1,109,530	293,204,398
Kroger Co	2,374,910	51,559,296
Sysco Corp	2,371,973	167,745,931
		512,509,625
Food Products – 0.6%
Hershey Co	744,594	99,797,934
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	1,967,751	165,487,859
Medtronic PLC	1,303,691	126,966,466
		292,454,325
Health Care Providers & Services – 1.7%
UnitedHealth Group Inc	1,139,948	278,158,711
Hotels, Restaurants & Leisure – 3.2%
Hilton Worldwide Holdings Inc	1,315,205	128,548,137
McDonald's Corp	1,570,068	326,040,321
Norwegian Cruise Line Holdings Ltd*	921,569	49,423,745
Six Flags Entertainment Corp	706,170	35,082,526
		539,094,729
Household Products – 0.4%
Clorox Co	475,496	72,803,193
Industrial Conglomerates – 0.7%
Honeywell International Inc	623,004	108,770,268
Information Technology Services – 4.1%
Accenture PLC	1,152,520	212,951,120
Mastercard Inc	1,785,147	472,224,936
		685,176,056
Insurance – 0.6%
Progressive Corp	1,340,168	107,119,628
Interactive Media & Services – 2.0%
Alphabet Inc - Class C*	313,187	338,526,960

Internet & Direct Marketing Retail – 0.9%
Amazon.com Inc*	75,532	143,029,661
Shares or Principal Amounts		Value
Common Stocks – (continued)
Leisure Products – 0.6%
Hasbro Inc	933,254	$98,626,283
Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific Inc	232,000	68,133,760
Machinery – 1.4%
Deere & Co	669,558	110,952,456
Parker-Hannifin Corp	287,667	48,906,267
Stanley Black & Decker Inc	476,160	68,857,498
		228,716,221
Media – 1.4%
Comcast Corp	5,540,369	234,246,801
Oil, Gas & Consumable Fuels – 1.1%
EOG Resources Inc	794,283	73,995,404
Suncor Energy Inc	1,962,172	61,141,280
Suncor Energy Incž	1,778,590	55,487,553
		190,624,237
Personal Products – 0.4%
Estee Lauder Cos Inc	402,739	73,745,538
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Co	2,968,305	134,612,632
Eli Lilly & Co	1,348,227	149,370,069
Merck & Co Inc	2,962,584	248,412,668
		532,395,369
Real Estate Management & Development – 0.6%
CBRE Group Inc*	1,972,990	101,214,387
Road & Rail – 1.4%
CSX Corp	3,134,575	242,522,068
Semiconductor & Semiconductor Equipment – 2.8%
Intel Corp	3,198,534	153,113,823
Lam Research Corp	636,954	119,645,439
NVIDIA Corp	454,073	74,572,409
Texas Instruments Inc	1,135,786	130,342,801
		477,674,472
Software – 5.5%
Adobe Inc*	790,532	232,930,254
Microsoft Corp	4,615,087	618,197,408
salesforce.com Inc*	498,191	75,590,520
		926,718,182
Specialty Retail – 1.6%
Home Depot Inc	1,325,825	275,731,825
Technology Hardware, Storage & Peripherals – 1.8%
Apple Inc	1,512,834	299,420,105
Textiles, Apparel & Luxury Goods – 0.8%
NIKE Inc	1,622,284	136,190,742
Tobacco – 1.4%
Altria Group Inc	4,919,111	232,919,906
Total Common Stocks (cost $6,653,685,926)		10,045,683,959
Investment Companies – 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£ (cost $310,781,621)	310,775,665	310,775,665
Total Investments (total cost $13,364,004,668) – 101.2%		16,995,924,297
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(199,094,079)
Net Assets – 100%		$16,796,830,218

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$16,721,769,442	98.4%
Canada	162,956,455	1.0
Belgium	49,157,294	0.3
United Kingdom	41,326,986	0.2
Israel	20,714,120	0.1

Total	$16,995,924,297	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Limited Partnership Interests - N/A
Real Estate Investment Trusts (REITs) - N/A
Colony American Homes III LP	$-	$(36,026)	$33,720	$-
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	3,742,601	20,290	(5,956)	310,775,665
Total Affiliated Investments - 1.9%	$3,742,601	$(15,736)	$27,764	$310,775,665

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Limited Partnership Interests - N/A
Real Estate Investment Trusts (REITs) - N/A
Colony American Homes III LP	6,162,871	-	(6,162,871)Ð	-
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	121,239,500	4,608,749,963	(4,419,213,798)	310,775,665

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $893,827,249, which represents 5.3% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$458,408,629	$-
Bank Loans and Mezzanine Loans	-	18,544,374	-
Corporate Bonds	-	2,936,814,897	-
Mortgage-Backed Securities	-	1,693,736,942	-
United States Treasury Notes/Bonds	-	1,531,959,831	-
Common Stocks	10,045,683,959	-	-
Investment Companies	-	310,775,665	-
Total Assets	$10,045,683,959	$6,950,240,338	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares or Principal Amounts		Value
Corporate Bonds – 2.9%
Industrial Conglomerates – 2.9%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ (cost $78,120,262)	$85,375,000	$81,896,823
Common Stocks – 92.8%
Aerospace & Defense – 4.6%
Axon Enterprise Inc*	529,992	34,030,786
Harris Corp*	495,622	93,736,989
		127,767,775
Banks – 5.6%
Citigroup Inc	807,103	56,521,423
PacWest Bancorp	1,751,521	68,011,560
Webster Financial Corp	653,044	31,195,912
		155,728,895
Biotechnology – 4.0%
Insmed Inc*	2,143,619	54,876,646
Neurocrine Biosciences Inc*	668,894	56,474,720
		111,351,366
Capital Markets – 11.3%
Apollo Global Management LLC	2,821,422	96,774,775
Intercontinental Exchange Inc	1,062,525	91,313,398
TD Ameritrade Holding Corp	2,512,951	125,446,514
		313,534,687
Chemicals – 1.7%
Air Products & Chemicals Inc	207,182	46,899,789
Construction Materials – 3.5%
Summit Materials Inc*	5,079,178	97,774,176
Containers & Packaging – 7.1%
Ball Corp	823,775	57,656,012
Crown Holdings Inc*	2,299,722	140,513,314
		198,169,326
Diversified Financial Services – 0.3%
GTY Technology Holdings Inc*,£	1,184,588	8,114,428
GTY Technology Holdings PP*,£,§	6,702	43,613
		8,158,041
Entertainment – 11.3%
Liberty Media Corp-Liberty Formula One*	2,464,565	92,199,377
Vivendi SA	4,118,380	113,346,043
Walt Disney Co	780,206	108,947,966
		314,493,386
Health Care Equipment & Supplies – 5.1%
Abbott Laboratories	810,187	68,136,727
ICU Medical Inc*	294,962	74,303,877
		142,440,604
Hotels, Restaurants & Leisure – 1.7%
Norwegian Cruise Line Holdings Ltd*	893,912	47,940,501
Independent Power and Renewable Electricity Producers – 4.5%
NRG Energy Inc	1,784,768	62,681,052
Vistra Energy Corp	2,728,860	61,781,390
		124,462,442
Industrial Conglomerates – 2.5%
General Electric Co	6,781,860	71,209,530
Information Technology Services – 3.1%
Pagseguro Digital Ltd*	2,231,414	86,958,204
Interactive Media & Services – 1.5%
Alphabet Inc - Class C*	37,992	41,065,933
Leisure Products – 0.9%
Hasbro Inc	250,806	26,505,178
Machinery – 5.5%
Stanley Black & Decker Inc	477,020	68,981,862
Wabtec Corp#	1,172,465	84,136,088
		153,117,950
Media – 2.9%
GCI Liberty Inc*	1,339,724	82,339,437
Metals & Mining – 1.9%
Constellium NV*	5,204,894	52,257,136
Oil, Gas & Consumable Fuels – 0.5%
Anadarko Petroleum Corp	194,339	13,712,560
Pharmaceuticals – 6.4%
Allergan PLC	918,437	153,773,907

Shares or Principal Amounts		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Collegium Pharmaceutical Inc*,£	1,818,594	$23,914,511
		177,688,418
Semiconductor & Semiconductor Equipment – 2.0%
Lam Research Corp	296,069	55,613,601
Software – 1.7%
Avalara Inc*	393,395	28,403,119
Trade Desk Inc*	85,238	19,415,512
		47,818,631
Technology Hardware, Storage & Peripherals – 2.0%
NCR Corp*	1,782,078	55,422,626
Wireless Telecommunication Services – 1.2%
T-Mobile US Inc*	441,407	32,725,915
Total Common Stocks (cost $2,322,034,692)		2,585,156,107
Investment Companies – 5.0%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº,£	2,411,100	2,411,100
Money Markets – 4.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£	135,308,348	135,308,348
Total Investment Companies (cost $137,724,014)		137,719,448
Total Investments (total cost $2,537,878,968) – 100.7%		2,804,772,378
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(19,950,641)
Net Assets – 100%		$2,784,821,737

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,552,210,995	91.0%
France	113,346,043	4.0
Brazil	86,958,204	3.1
Netherlands	52,257,136	1.9

Total	$2,804,772,378	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Common Stocks - 1.2%
Diversified Financial Services - 0.3%
GTY Technology Holdings Inc*	$-	$-	$(2,843,011)	$8,114,428
GTY Technology Holdings PP*,§	-	-	(18,380)	43,613
Total Diversified Financial Services	$-	$-	$(2,861,391)	$8,158,041
Health Care Providers & Services - N/A
HLS Therapeutics Inc	55,480	2,157,000	(3,161,168)	-
Pharmaceuticals - 0.9%
Collegium Pharmaceutical Inc*	-	(601,886)	(359,133)	23,914,511
Total Common Stocks	$55,480	$1,555,114	$(6,381,692)	$32,072,552
Investment Companies - 5.0%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	150,916∆	-	-	2,411,100
Money Markets - 4.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	1,110,790	1,626	(4,566)	135,308,348
Total Investment Companies	$1,261,706	$1,626	$(4,566)	$137,719,448
Total Affiliated Investments - 6.1%	$1,317,186	$1,556,740	$(6,386,258)	$169,792,000

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Common Stocks - 1.2%
Diversified Financial Services - 0.3%
GTY Technology Holdings Inc*	-	1,184,588Ð	-	1,184,588
GTY Technology Holdings PP*,§	-	6,702	-	6,702
Health Care Providers & Services - N/A
HLS Therapeutics Inc	1,935,741	-	(1,935,741)	-
Pharmaceuticals - 0.9%
Collegium Pharmaceutical Inc*	1,171,914	748,589	(101,909)	1,818,594
Investment Companies - 5.0%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	3,301,625	379,793,808	(380,684,333)	2,411,100
Money Markets - 4.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	59,674,290	803,615,202	(727,981,144)	135,308,348

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2019)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
GTY Technology Holdings PP	2/22/19	$61,994	$43,613	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$81,896,823	$-
Common Stocks
Diversified Financial Services	8,114,428	43,613	-
All Other	2,576,998,066	-	-
Investment Companies	-	137,719,448	-
Total Assets	$2,585,112,494	$219,659,884	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 93.3%
Auto Components – 0.7%
Fuyao Glass Industry Group Co Ltd	168,400	$522,787
Mahle-Metal Leve SA	28,136	181,159
		703,946
Banks – 7.6%
Banco Bradesco SA	116,618	1,016,037
City Union Bank Ltd	153,759	485,760
Commercial International Bank Egypt SAE	404,785	1,720,336
Guaranty Trust Bank PLC (GDR) (REG)	10,850,773	991,007
Kasikornbank PCL	223,700	1,382,395
Komercni banka S/A	12,033	479,797
Standard Bank Group Ltd	91,838	1,283,025
		7,358,357
Beverages – 12.7%
China Resources Beer Holdings Co Ltd	312,000	1,481,834
Cia Cervecerias Unidas SA (ADR)	86,738	2,450,349
Fomento Economico Mexicano SAB de CV (ADR)	45,284	4,381,227
Guinness Nigeria PLC	2,388,428	315,933
Heineken Holding NV	27,216	2,855,691
Nigerian Breweries PLC	4,684,571	819,277
		12,304,311
Capital Markets – 1.1%
Aditya Birla Capital Ltd*	795,865	1,058,540
Chemicals – 1.2%
African Oxygen Ltd	699,782	1,133,371
Communications Equipment – 0.7%
VTech Holdings Ltd	72,400	647,869
Construction Materials – 2.3%
Grasim Industries Ltd	171,435	2,270,483
Containers & Packaging – 1.4%
Greatview Aseptic Packaging Co Ltd	1,930,000	1,101,954
Nampak Ltd*	347,737	253,192
		1,355,146
Diversified Financial Services – 3.4%
Remgro Ltd	245,673	3,279,130
Electric Utilities – 0.5%
Tata Power Co Ltd	530,674	530,520
Food & Staples Retailing – 3.2%
Raia Drogasil SA	71,433	1,415,896
Shoprite Holdings Ltd	154,958	1,735,442
		3,151,338
Food Products – 16.2%
Century Pacific Food Inc	1,934,300	567,113
China Mengniu Dairy Co Ltd*	229,800	889,911
Grupo Herdez SAB de CV	548,657	1,175,951
Nestle Nigeria PLC	246,619	951,615
Oceana Group Ltd	60,758	297,802
Tiger Brands Ltd	222,367	3,533,546
Uni-President China Holdings Ltd	1,917,000	2,135,072
Uni-President Enterprises Corp	1,990,280	5,299,979
Universal Robina Corp	274,050	888,001
		15,738,990
Hotels, Restaurants & Leisure – 0.6%
City Lodge Hotels Ltd	85,914	626,832
Household Durables – 1.1%
Pepkor Holdings Ltd	860,312	1,100,026
Household Products – 2.1%
PZ Cussons PLC	304,119	826,337
Vinda International Holdings Ltd	686,000	1,166,254
		1,992,591
Independent Power and Renewable Electricity Producers – 0.7%
Engie Brasil Energia SA	57,720	653,528
Industrial Conglomerates – 5.3%
LG Corp	48,374	3,222,419
Quinenco SA	729,894	1,926,853
		5,149,272
Information Technology Services – 7.3%
Cognizant Technology Solutions Corp	21,923	1,389,699
Infosys Ltd	179,549	1,904,229

Shares		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Tata Consultancy Services Ltd	118,206	$3,814,378
		7,108,306
Insurance – 1.2%
Samsung Fire & Marine Insurance Co Ltd	4,921	1,142,436
Leisure Products – 1.8%
Merida Industry Co Ltd	297,000	1,754,878
Metals & Mining – 4.1%
Newcrest Mining Ltd	178,962	4,013,361
Oil, Gas & Consumable Fuels – 0.8%
Cairn Energy PLC*	331,695	729,014
Paper & Forest Products – 1.2%
Duratex SA	384,209	1,182,859
Personal Products – 4.0%
LG Household & Health Care Ltd	778	884,887
Unilever PLC	48,475	3,012,492
		3,897,379
Pharmaceuticals – 4.1%
Cipla Ltd/India	358,205	2,872,335
Mega Lifesciences PCL	984,400	1,123,561
		3,995,896
Technology Hardware, Storage & Peripherals – 1.6%
Asustek Computer Inc	215,000	1,543,824
Textiles, Apparel & Luxury Goods – 1.2%
Stella International Holdings Ltd	94,500	159,690
Yue Yuen Industrial Holdings Ltd	352,300	965,156
		1,124,846
Thrifts & Mortgage Finance – 1.7%
Housing Development Finance Corp Ltd	51,050	1,621,366
Water Utilities – 2.5%
Inversiones Aguas Metropolitanas SA	1,178,030	1,825,972
Manila Water Co Inc	1,157,300	565,886
		2,391,858
Wireless Telecommunication Services – 1.0%
Vodafone Idea Ltd*,£	5,517,893	971,347
Total Common Stocks (cost $84,911,134)		90,531,620
Preferred Stocks – 1.1%
Beverages – 1.1%
Embotelladora Andina SA	348,640	1,083,372
Oil, Gas & Consumable Fuels – 0%
International Petroleum Ltd*,¢	955,965	0
Total Preferred Stocks (cost $1,377,306)		1,083,372
Investment Companies – 5.0%
Money Markets – 5.0%
Fidelity Investments Money Market Treasury Portfolio, 2.2500%ºº (cost $4,860,842)	4,860,842	4,860,842
Total Investments (total cost $91,149,282) – 99.4%		96,475,834
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		550,222
Net Assets – 100%		$97,026,056

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
India	$15,528,958	16.1%
South Africa	13,242,366	13.7
Taiwan	8,598,681	8.9
China	7,297,812	7.6
Chile	7,286,546	7.5
United States	6,250,541	6.5
Mexico	5,557,178	5.8
South Korea	5,249,742	5.4
United Kingdom	4,567,843	4.7
Brazil	4,449,479	4.6
Australia	4,013,361	4.2
Nigeria	3,077,832	3.2
Netherlands	2,855,691	3.0
Thailand	2,505,956	2.6
Philippines	2,021,000	2.1

Hong Kong	1,772,715	1.8
Egypt	1,720,336	1.8
Czech Republic	479,797	0.5

Total	$96,475,834	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Common Stocks - 1.0%
Wireless Telecommunication Services - 1.0%
Vodafone Idea Ltd*	$-	$(210,811)	$14,400	$971,347

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Common Stocks - 1.0%
Wireless Telecommunication Services - 1.0%
Vodafone Idea Ltd*	2,185,834	3,810,559	(478,500)	5,517,893

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$2,872,335	$1,123,561	$-
All Other	86,535,724	-	-

Preferred Stocks	-	1,083,372	0
Investment Companies	4,860,842	-	-
Total Assets	$94,268,901	$2,206,933	$0

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2019.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 93.3%
Aerospace & Defense – 3.5%
Harris Corp*	1,572,814	$297,466,312
HEICO Corp	1,305,073	134,905,396
Teledyne Technologies Inc*	1,116,692	305,828,438
		738,200,146
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	2,030,937	130,264,299
Auto Components – 0.4%
Visteon Corp*	1,263,047	73,989,293
Banks – 0.4%
SVB Financial Group*	397,504	89,275,423
Biotechnology – 2.5%
Alkermes PLC*	63,192	1,424,348
Celgene Corp*	2,323,016	214,739,599
Neurocrine Biosciences Inc*	1,826,798	154,236,555
Sage Therapeutics Inc*	321,905	58,937,586
Sarepta Therapeutics Inc*	618,883	94,039,272
		523,377,360
Capital Markets – 5.0%
Cboe Global Markets Inc	1,298,534	134,567,078
LPL Financial Holdings Inc£	4,357,313	355,426,021
MSCI Inc	685,073	163,588,582
TD Ameritrade Holding Corp	8,125,148	405,607,388
		1,059,189,069
Commercial Services & Supplies – 2.5%
Cimpress NV*,£	2,154,740	195,844,319
Edenred	3,438,610	175,358,712
Ritchie Bros Auctioneers Inc	4,870,747	161,806,215
		533,009,246
Consumer Finance – 0.6%
Synchrony Financial	3,750,332	130,024,010
Containers & Packaging – 1.3%
Sealed Air Corp	6,542,565	279,890,931
Diversified Consumer Services – 1.8%
frontdoor Inc*	2,553,727	111,214,811
ServiceMaster Global Holdings Inc*	5,107,456	266,047,383
		377,262,194
Electrical Equipment – 1.7%
Sensata Technologies Holding PLC*	7,500,411	367,520,139
Electronic Equipment, Instruments & Components – 5.6%
Belden Inc£	1,984,136	118,194,982
Dolby Laboratories Inc£	3,522,156	227,531,278
Flex Ltd*	16,349,377	156,463,538
National Instruments Corp	5,909,661	248,146,665
TE Connectivity Ltd	4,617,128	442,228,520
		1,192,564,983
Entertainment – 0.5%
Liberty Media Corp-Liberty Formula One*	2,912,862	108,970,167
Equity Real Estate Investment Trusts (REITs) – 3.3%
Crown Castle International Corp	2,658,380	346,519,833
Lamar Advertising Co£	4,251,997	343,178,678
		689,698,511
Health Care Equipment & Supplies – 8.5%
Boston Scientific Corp (144A)*	10,361,024	445,316,812
Cooper Cos Inc	1,373,983	462,881,133
ICU Medical Inc*	738,542	186,046,115
STERIS PLC	2,671,127	397,677,388
Teleflex Inc	526,725	174,424,984
Varian Medical Systems Inc*	1,012,999	137,899,554
		1,804,245,986
Hotels, Restaurants & Leisure – 3.2%
Aramark	5,025,079	181,204,349
Dunkin' Brands Group Inc	3,419,609	272,406,053
Norwegian Cruise Line Holdings Ltd*	4,220,162	226,327,288
		679,937,690
Industrial Conglomerates – 1.3%
Carlisle Cos Inc	1,921,888	269,852,294
Information Technology Services – 11.7%
Amdocs Ltd	4,973,618	308,811,942

Shares		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Broadridge Financial Solutions Inc	2,904,640	$370,864,435
Euronet Worldwide Inc*	604,708	101,736,074
Fidelity National Information Services Inc	2,652,558	325,415,815
Gartner Inc*	1,095,763	176,352,097
Global Payments Inc	3,155,549	505,298,061
GoDaddy Inc*	4,183,047	293,440,747
WEX Inc*	1,933,556	402,373,004
		2,484,292,175
Insurance – 5.3%
Aon PLC	2,391,118	461,437,952
Intact Financial Corp	3,469,127	320,630,632
WR Berkley Corp	5,220,135	344,163,501
		1,126,232,085
Internet & Direct Marketing Retail – 0.4%
Wayfair Inc*	624,002	91,104,292
Life Sciences Tools & Services – 4.5%
IQVIA Holdings Inc*	1,969,684	316,922,156
PerkinElmer Inc	3,909,525	376,643,638
Waters Corp*	1,244,934	267,959,594
		961,525,388
Machinery – 2.8%
Middleby Corp*	1,239,190	168,158,083
Rexnord Corp*,£	6,076,057	183,618,443
Wabtec Corp	3,492,998	250,657,536
		602,434,062
Media – 0.7%
Omnicom Group Inc	1,868,902	153,156,519
Oil, Gas & Consumable Fuels – 1.6%
Magellan Midstream Partners LP	5,334,165	341,386,560
Pharmaceuticals – 1.3%
Catalent Inc*	4,239,328	229,813,971
Elanco Animal Health Inc*	1,478,545	49,974,821
		279,788,792
Professional Services – 4.7%
CoStar Group Inc*	771,206	427,294,396
IHS Markit Ltd*	2,976,743	189,678,064
Verisk Analytics Inc	2,519,046	368,939,477
		985,911,937
Road & Rail – 0.8%
Old Dominion Freight Line Inc	1,057,628	157,861,555
Semiconductor & Semiconductor Equipment – 6.4%
KLA-Tencor Corp	1,973,353	233,250,325
Lam Research Corp	1,327,916	249,435,741
Microchip Technology Inc	4,895,969	424,480,512
ON Semiconductor Corp*	14,950,127	302,142,067
Xilinx Inc	1,211,262	142,832,015
		1,352,140,660
Software – 8.1%
Atlassian Corp PLC*	2,186,523	286,084,669
Constellation Software Inc/Canada	498,709	470,086,744
Intuit Inc	624,681	163,247,886
Nice Ltd (ADR)*,£	3,102,650	425,063,050
SS&C Technologies Holdings Inc	6,650,389	383,128,910
		1,727,611,259
Specialty Retail – 0.5%
Williams-Sonoma Inc	1,584,626	103,000,690
Textiles, Apparel & Luxury Goods – 1.2%
Gildan Activewear Inc	6,528,988	252,541,256
Trading Companies & Distributors – 0.6%
Ferguson PLC	1,715,179	121,954,347
Total Common Stocks (cost $12,246,149,727)		19,788,213,318
Preferred Stocks – 0.2%
Electronic Equipment, Instruments & Components – 0%
Belden Inc, 6.7500%, 7/15/19	124,900	9,849,614
Machinery – 0.2%
Rexnord Corp, 5.7500%, 11/15/19	600,000	36,678,000
Total Preferred Stocks (cost $42,490,000)		46,527,614

Shares		Value
Investment Companies – 6.5%
Money Markets – 6.5%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£ (cost $1,387,133,554)	1,387,132,275	$1,387,132,275
Total Investments (total cost $13,675,773,281) – 100.0%		21,221,873,207
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(4,715,170)
Net Assets – 100%		$21,217,158,037

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$19,000,037,630	89.5%
Canada	1,205,064,847	5.7
Israel	425,063,050	2.0
Australia	286,084,669	1.4
France	175,358,712	0.8
Ireland	130,264,299	0.6

Total	$21,221,873,207	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Common Stocks - 8.7%
Capital Markets - 1.7%
LPL Financial Holdings Inc	$3,267,144	$-	$74,357,109	$355,426,021
Commercial Services & Supplies - 0.9%
Cimpress NV*	-	-	(94,538,408)	195,844,319
Electronic Equipment, Instruments & Components - 1.6%
Belden Inc	266,646	-	(9,625,772)	118,194,982
Dolby Laboratories Inc	1,558,673	-	25,328,440	227,531,278
Total Electronic Equipment, Instruments & Components	$1,825,319	$-	$15,702,668	$345,726,260
Equity Real Estate Investment Trusts (REITs) - 1.6%
Lamar Advertising Co	12,073,192	-	12,401,204	343,178,678
Machinery - 0.9%
Rexnord Corp*	-	-	(3,476,655)	183,618,443
Software - 2.0%
Nice Ltd (ADR)*	-	-	70,153,267	425,063,050
Total Common Stocks	$17,165,655	$-	$74,599,185	$1,848,856,771
Investment Companies - 6.5%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	1,266,541∆	-	-	-
Money Markets - 6.5%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	21,096,057	-	(1,279)	1,387,132,275
Total Investment Companies	$22,362,598	$-	$(1,279)	$1,387,132,275
Total Affiliated Investments - 15.3%	$39,528,253	$-	$74,597,906	$3,235,989,046

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Common Stocks - 8.7%
Capital Markets - 1.7%
LPL Financial Holdings Inc	4,353,951	3,362	-	4,357,313
Commercial Services & Supplies - 0.9%
Cimpress NV*	2,076,494	78,246	-	2,154,740
Electronic Equipment, Instruments & Components - 1.6%
Belden Inc	1,685,721	298,415	-	1,984,136
Dolby Laboratories Inc	2,563,784	958,372	-	3,522,156
Equity Real Estate Investment Trusts (REITs) - 1.6%
Lamar Advertising Co	4,249,302	2,695	-	4,251,997
Machinery - 0.9%
Rexnord Corp*	6,070,353	5,704	-	6,076,057
Software - 2.0%
Nice Ltd (ADR)*	3,075,085	27,565	-	3,102,650
Investment Companies - 6.5%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	52,982,934	1,782,492,361	(1,835,475,295)	-
Money Markets - 6.5%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	1,538,660,985	1,429,027,298	(1,580,556,008)	1,387,132,275

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	8/8/19	(61,197,000)	$45,707,105	$(1,072,201)
Euro	8/8/19	(22,806,000)	25,678,614	(334,252)

				(1,406,453)
Citibank NA:
Canadian Dollar	8/8/19	(113,920,000)	85,085,859	(1,995,184)
Euro	8/8/19	(80,763,000)	90,977,341	(1,142,150)

				(3,137,334)
Credit Suisse International:
Canadian Dollar	9/12/19	(117,297,000)	89,284,111	(424,105)
HSBC Securities (USA), Inc.:
Canadian Dollar	7/11/19	(112,293,000)	83,646,983	(2,131,897)
Euro	7/11/19	(73,781,000)	83,158,135	(787,571)

				(2,919,468)
JPMorgan Chase & Co.:
Euro	8/8/19	(74,293,000)	83,586,582	(1,153,129)
Total				$(9,040,489)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 526,855,464

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $445,316,812, which represents 2.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$19,788,213,318	$-	$-
Preferred Stocks	-	46,527,614	-
Investment Companies	-	1,387,132,275	-
Total Assets	$19,788,213,318	$1,433,659,889	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$9,040,489	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares or Contract Amounts		Value
Common Stocks – 98.1%
Auto Components – 5.5%
Cie Generale des Etablissements Michelin SCA	70,888	$8,989,333
Dometic Group AB (144A)	808,513	8,099,067
Hella GmbH & Co KGaA	144,691	7,151,814
		24,240,214
Banks – 7.0%
Banco de Sabadell SA	8,542,646	8,846,998
Erste Group Bank AG*	312,616	11,599,693
UniCredit SpA	877,950	10,804,955
		31,251,646
Beverages – 2.5%
Anheuser-Busch InBev SA/NV	124,596	11,025,342
Building Products – 1.7%
Rockwool International A/S	30,000	7,662,065
Capital Markets – 2.9%
Deutsche Boerse AG	91,683	12,965,652
Chemicals – 10.6%
BASF SE	63,122	4,586,725
Covestro AG	193,341	9,826,838
Givaudan SA (REG)	5,127	14,480,439
Koninklijke DSM NV	84,822	10,481,494
LANXESS AG	127,598	7,580,510
		46,956,006
Communications Equipment – 2.7%
Telefonaktiebolaget LM Ericsson	1,242,686	11,794,940
Construction Materials – 2.4%
LafargeHolcim Ltd*	217,938	10,646,756
Electric Utilities – 2.3%
EDP - Energias de Portugal SA	2,689,380	10,217,479
Food Products – 7.8%
Danone SA	149,476	12,659,393
Nestle SA (REG)	212,447	22,002,351
		34,661,744
Industrial Conglomerates – 4.8%
Rheinmetall AG	83,154	10,176,123
Siemens AG	95,147	11,313,890
		21,490,013
Machinery – 17.5%
CNH Industrial NV	613,733	6,291,799
Duerr AG	213,767	7,283,038
KION Group AG	252,339	15,903,501
Knorr-Bremse AG	87,252	9,720,456
Sandvik AB	599,322	11,015,334
VAT Group AG*	135,247	16,666,788
Volvo AB	666,559	10,581,498
		77,462,414
Metals & Mining – 2.9%
Anglo American PLC	450,000	12,824,249
Oil, Gas & Consumable Fuels – 4.3%
International Petroleum Corp/Sweden*	1,808,097	8,025,597
Kosmos Energy Ltd	550,090	3,449,064
Neste Oyj	228,301	7,744,472
		19,219,133
Paper & Forest Products – 3.9%
UPM-Kymmene OYJ	642,551	17,070,705
Pharmaceuticals – 5.3%
Roche Holding AG	43,878	12,349,962
Sanofi	127,510	11,003,438
		23,353,400
Semiconductor & Semiconductor Equipment – 6.9%
Infineon Technologies AG	800,876	14,157,313
STMicroelectronics NV	929,435	16,482,716
		30,640,029
Software – 3.2%
SAP SE	104,473	14,342,086
Textiles, Apparel & Luxury Goods – 2.9%
LVMH Moet Hennessy Louis Vuitton SE	30,585	13,014,080

Shares or Contract Amounts		Value
Common Stocks – (continued)
Tobacco – 1.0%
Swedish Match AB	103,126	$4,355,246
Total Common Stocks (cost $414,351,676)		435,193,199
Preferred Stocks – 0.3%
Hotels, Restaurants & Leisure – 0.3%
BNN Technology PLC*,¢ (cost $14,372,557)	11,756,231	1,134,440
Investment Companies – 0.2%
Money Markets – 0.2%
Fidelity Investments Money Market Treasury Portfolio, 2.2500%ºº (cost $994,350)	994,350	994,350
Exchange-Traded Purchased Options – Calls – 0%
Dow Jones EURO STOXX 50,
Notional amount $1,252,472, premiums paid $61,947, unrealized depreciation $(45,746), exercise price $100.00 EUR, expires 12/20/19* (premiums paid $61,947)	250	16,201
OTC Purchased Options – Calls – 0%
Counterparty/Reference Asset
Citibank:
Dow Jones EURO STOXX 50,
Notional amount $3,757,418, premiums paid $131,356, unrealized depreciation $(82,753), exercise price $100.00 EUR, expires 12/20/19* (premiums paid $131,356)	750	48,603
OTC Purchased Options – Puts – 0.1%
Counterparty/Reference Asset
Barclays Inc:
DAX Index,
Notional amount $(105,712,434), premiums paid $1,439,563, unrealized depreciation $(863,740), exercise price $11,650.00 EUR, expires 8/16/19*	1,500	575,823
DAX Index,
Notional amount $10,571,243, premiums paid $40,404, unrealized depreciation $(26,412), exercise price $10,800.00 EUR, expires 8/16/19*	150	13,992
Total OTC Purchased Options – Puts (premiums paid $1,479,967, unrealized depreciation $(890,152))		589,815
Total Investments (total cost $431,391,853) – 98.7%		437,976,608
Cash, Receivables and Other Assets, net of Liabilities – 1.3%		5,620,959
Net Assets – 100%		$443,597,567

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Germany	$125,007,946	28.5%
Switzerland	76,146,296	17.4
France	62,148,960	14.2
Sweden	45,846,085	10.5
Finland	24,815,177	5.7
Italy	17,096,754	3.9
United Kingdom	13,958,689	3.2
Austria	11,599,693	2.6
Belgium	11,025,342	2.5
Netherlands	10,481,494	2.4
Portugal	10,217,479	2.3
Spain	8,846,998	2.0
Canada	8,025,597	1.8
Denmark	7,662,065	1.8
United States	5,098,033	1.2

Total	$437,976,608	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Common Stocks - 0.0%
Interactive Media & Services - N/A
XLMedia PLC	$854,386	$(10,845,269)	$3,289,827	$-
Oil, Gas & Consumable Fuels - N/A
TransGlobe Energy Corp	227,617	(2,472,773)	(10,381,806)	-
Total Common Stocks	$1,082,003	$(13,318,042)	$(7,091,979)	$-
Investment Companies - N/A
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	1,195,862∆	-	-	-

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Common Stocks - 0.0%
Interactive Media & Services - N/A
XLMedia PLC	14,000,000	-	(14,000,000)	-
Oil, Gas & Consumable Fuels - N/A
TransGlobe Energy Corp	6,000,000	2,100,000	(8,100,000)	-
Investment Companies - N/A
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	21,075,000	78,426,392	(99,501,392)	-

Schedule of Exchange-Traded Written Options
Description	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Put Options:
Dow Jones EURO STOXX 50	250	75.00	EUR	12/20/19	$1,252,473	$28,158	$3,321	$(24,837)
Total – Exchange-Traded Written Options						$28,158	$3,321	$(24,837)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:

Barclays Inc:

Daimler AG	500	40.00	EUR	12/20/19	$(2,780,904)	$74,207	$18,227	$(55,980)
DAX Index	1,500	11,050.00	EUR	8/16/19	105,712,434	554,001	346,605	(207,396)
						628,208	364,832	(263,376)

Citibank:

Dow Jones EURO STOXX 50	750	75.00	EUR	12/20/19	3,757,418	74,682	172	(74,510)
UBS Group	3,000	11.00	CHF	9/20/19	(3,566,305)	75,430	(4,711)	(80,141)
						150,112	(4,539)	(154,651)
Total - Written Put Options						778,320	360,293	(418,027)
Total OTC Written Options						$778,320	$360,293	$(418,027)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value
Purchased options contracts, call	$ 25,870
Purchased options contracts, put	158,856
Written options contracts, put	164,297

Notes to Schedule of Investments (unaudited)

OTC	Over-the-Counter
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $8,099,067, which represents 1.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

¢	Security is valued using significant unobservable inputs.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	435,193,199	-	-
Preferred Stocks	-	-	1,134,440
Investment Companies	994,350	-	-
Exchange Traded Purchased Options – Calls	$-	$16,201	$-
OTC Purchased Options – Calls	-	48,603	-
OTC Purchased Options – Puts	-	589,815	-
Total Assets	$436,187,549	$654,619	$1,134,440
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$442,864	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2019.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 97.0%
Aerospace & Defense – 5.9%
Boeing Co	1,065,917	$388,004,447
Harris Corp*	2,093,078	395,863,842
		783,868,289
Capital Markets – 8.3%
Blackstone Group LP	8,904,436	395,535,047
Charles Schwab Corp	5,424,201	217,998,638
Intercontinental Exchange Inc	5,130,485	440,913,881
Tradeweb Markets Inc	892,903	39,118,080
		1,093,565,646
Chemicals – 4.3%
Air Products & Chemicals Inc	1,173,940	265,744,798
Sherwin-Williams Co	668,387	306,315,078
		572,059,876
Construction Materials – 1.5%
Vulcan Materials Co	1,477,318	202,850,535
Electronic Equipment, Instruments & Components – 0.6%
Cognex Corp	1,738,912	83,432,998
Entertainment – 7.3%
Netflix Inc*	1,030,700	378,596,724
Walt Disney Co	4,193,028	585,514,430
		964,111,154
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp	1,990,944	407,048,501
Health Care Equipment & Supplies – 10.1%
Abbott Laboratories	2,186,314	183,869,007
Boston Scientific Corp (144A)*	9,383,987	403,323,761
Danaher Corp	1,418,257	202,697,290
Edwards Lifesciences Corp*	870,648	160,843,512
Intuitive Surgical Inc*	744,084	390,309,262
		1,341,042,832
Information Technology Services – 10.9%
Mastercard Inc	3,345,115	884,883,271
Pagseguro Digital Ltd*	4,939,005	192,473,025
PayPal Holdings Inc*	3,157,714	361,431,944
		1,438,788,240
Interactive Media & Services – 6.0%
Alphabet Inc - Class C*	518,745	560,716,658
Facebook Inc*	1,217,296	234,938,128
		795,654,786
Internet & Direct Marketing Retail – 5.2%
Alibaba Group Holding Ltd (ADR)*	387,839	65,719,319
Amazon.com Inc*	327,365	619,908,185
		685,627,504
Pharmaceuticals – 3.9%
Merck & Co Inc	3,092,362	259,294,554
Zoetis Inc	2,287,377	259,594,416
		518,888,970
Professional Services – 1.7%
CoStar Group Inc*	395,043	218,877,525
Road & Rail – 1.4%
Uber Technologies Inc*,#	3,917,194	181,679,458
Semiconductor & Semiconductor Equipment – 5.8%
ASML Holding NV	1,281,511	266,464,582
NVIDIA Corp	409,251	67,211,292
Texas Instruments Inc	3,747,376	430,048,870
		763,724,744
Software – 14.9%
Adobe Inc*	910,862	268,385,488
Intuit Inc	661,394	172,842,094
Microsoft Corp	7,453,682	998,495,241
salesforce.com Inc*	3,472,954	526,951,310
		1,966,674,133
Specialty Retail – 2.6%
Home Depot Inc	1,685,379	350,508,271
Technology Hardware, Storage & Peripherals – 1.5%
Apple Inc	998,787	197,679,923

Shares		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 2.0%
NIKE Inc	3,169,394	$266,070,626
Total Common Stocks (cost $8,183,454,452)		12,832,154,011
Investment Companies – 3.5%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº,£	16,423,329	16,423,329
Money Markets – 3.4%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£	443,090,850	443,090,850
Total Investment Companies (cost $459,514,328)		459,514,179
Total Investments (total cost $8,642,968,780) – 100.5%		13,291,668,190
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(72,670,719)
Net Assets – 100%		$13,218,997,471

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$12,767,011,264	96.1%
Netherlands	266,464,582	2.0
Brazil	192,473,025	1.4
China	65,719,319	0.5

Total	$13,291,668,190	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/19
Investment Companies - 3.5%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	$67,404∆	$-	$-	$16,423,329
Money Markets - 3.4%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	7,093,213	8,972	(149)	443,090,850
Total Affiliated Investments - 3.5%	$7,160,617	$8,972	$(149)	$459,514,179

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Investment Companies - 3.5%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	-	573,993,328	(557,569,999)	16,423,329
Money Markets - 3.4%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	319,371,513	2,552,757,692	(2,429,038,355)	443,090,850

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $403,323,761, which represents 3.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$12,832,154,011	$-	$-
Investment Companies	-	459,514,179	-
Total Assets	$12,832,154,011	$459,514,179	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 98.3%
Aerospace & Defense – 1.3%
BAE Systems PLC	9,458,007	$59,491,571
Airlines – 0.2%
easyJet PLC	664,811	8,046,037
Auto Components – 1.5%
Cie Generale des Etablissements Michelin SCA	533,830	67,695,174
Automobiles – 1.6%
Daimler AG	711,817	39,589,895
General Motors Co	825,164	31,793,569
		71,383,464
Banks – 5.6%
Agricultural Bank of China Ltd	102,188,000	42,777,832
Bank of China Ltd	101,377,000	42,827,675
BNP Paribas SA	1,725,971	81,946,637
ING Groep NV	7,442,558	86,265,513
		253,817,657
Beverages – 2.2%
Coca-Cola Amatil Ltd	6,141,598	44,056,385
Coca-Cola HBC AG*	1,544,862	58,295,939
		102,352,324
Building Products – 2.0%
Cie de Saint-Gobain	2,342,583	91,276,212
Capital Markets – 2.1%
Amundi SA (144A)	349,547	24,398,274
Macquarie Group Ltd	519,506	45,722,508
St James's Place PLC	1,705,956	23,783,183
		93,903,965
Chemicals – 3.2%
BASF SE	1,429,952	103,906,659
Corteva Inc*	280,082	8,282,025
Dow Inc	280,082	13,810,843
DuPont de Nemours Inc	280,082	21,025,756
		147,025,283
Containers & Packaging – 2.4%
Amcor PLC	7,958,434	90,438,020
DS Smith PLC	4,322,372	19,894,359
		110,332,379
Diversified Telecommunication Services – 7.6%
Orange SA	5,514,374	86,916,303
Singapore Telecommunications Ltd	18,409,800	47,633,843
Telenor ASA	1,863,072	39,569,168
TELUS Corp	2,980,531	110,193,605
Verizon Communications Inc	1,104,630	63,107,512
		347,420,431
Electric Utilities – 5.7%
Enel SpA	10,700,715	74,690,665
Iberdrola SA	2,281,156	22,732,207
Red Electrica Corp SA	1,025,850	21,358,755
SSE PLC	3,452,032	49,177,617
Terna Rete Elettrica Nazionale SpA	14,631,939	93,148,328
		261,107,572
Electrical Equipment – 2.6%
ABB Ltd	2,001,910	40,190,015
Schneider Electric SE	867,544	78,661,425
		118,851,440
Electronic Equipment, Instruments & Components – 1.2%
Hon Hai Precision Industry Co Ltd	21,679,200	54,030,464
Equity Real Estate Investment Trusts (REITs) – 3.6%
Crown Castle International Corp	376,175	49,034,411
CyrusOne Inc	586,325	33,842,679
Eurocommercial Properties NV	1,704,620	45,538,697
Hammerson PLC	4,540,132	15,973,674
ICADE	221,797	20,322,441
		164,711,902
Food Products – 4.6%
Mowi ASA	3,705,966	86,685,069
Nestle SA (REG)	973,062	100,776,435
Tate & Lyle PLC	2,405,663	22,554,141
		210,015,645

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.7%
Carnival Corp	2,002,002	$93,193,193
Las Vegas Sands Corp	1,283,915	75,866,537
		169,059,730
Household Durables – 0.8%
Persimmon PLC	1,377,998	34,940,286
Insurance – 7.7%
Manulife Financial Corp	4,541,586	82,549,066
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	327,617	82,196,612
NN Group NV	834,370	33,577,403
Phoenix Group Holdings PLC	5,158,851	46,440,729
Swiss Re AG	280,335	28,510,397
Zurich Insurance Group AG	217,891	75,897,880
		349,172,087
Media – 0.4%
Atresmedia Corp de Medios de Comunicacion SA	3,719,483	18,215,598
Metals & Mining – 1.0%
Rio Tinto PLC	766,929	47,524,689
Multi-Utilities – 2.1%
National Grid PLC	4,406,315	46,760,346
Veolia Environnement SA	2,007,880	48,892,515
		95,652,861
Oil, Gas & Consumable Fuels – 11.9%
BP PLC	7,304,212	50,877,877
China Petroleum & Chemical Corp	60,736,000	41,286,858
Eni SpA	6,340,990	105,286,702
Inter Pipeline Ltd	2,474,138	38,489,530
Repsol SA	8,143,839	127,620,695
Royal Dutch Shell PLC	3,054,602	99,694,909
Snam SpA	15,595,337	77,492,688
		540,749,259
Paper & Forest Products – 1.3%
UPM-Kymmene OYJ	2,258,699	60,007,043
Pharmaceuticals – 7.9%
GlaxoSmithKline PLC	4,519,547	90,472,426
Pfizer Inc	1,747,220	75,689,570
Roche Holding AG	174,459	49,103,468
Sanofi	1,679,026	144,891,053
		360,156,517
Professional Services – 0.5%
Adecco Group AG	396,640	23,843,925
Real Estate Management & Development – 2.0%
Aroundtown SA	5,060,210	41,682,334
China Resources Land Ltd	10,770,000	47,429,142
		89,111,476
Semiconductor & Semiconductor Equipment – 3.7%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,204,354	125,514,546
Tokyo Electron Ltd	323,300	45,345,974
		170,860,520
Textiles, Apparel & Luxury Goods – 1.4%
Cie Financiere Richemont SA	649,439	55,133,764
Li & Fung Ltd	61,088,000	10,635,697
		65,769,461
Tobacco – 3.6%
British American Tobacco PLC	2,811,884	98,145,852
Imperial Brands PLC	2,846,130	66,738,187
		164,884,039
Water Utilities – 0.5%
Severn Trent PLC	821,766	21,368,691
Wireless Telecommunication Services – 2.4%
SK Telecom Co Ltd	275,585	61,829,968
Vodafone Group PLC	30,267,465	49,698,302
		111,528,270
Total Common Stocks (cost $4,784,125,417)		4,484,305,972
Rights – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
REPSOL SA* (cost $4,608,618)	8,143,839	4,516,023

Shares		Value
Investment Companies – 1.4%
Money Markets – 1.4%
Fidelity Investments Money Market Treasury Portfolio, 2.2500%ºº (cost $65,635,160)	65,635,160	$65,635,160
Total Investments (total cost $4,854,369,195) – 99.8%		4,554,457,155
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		8,102,010
Net Assets – 100%		$4,562,559,165

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,000,316,835	22.0%
France	645,000,034	14.2
United States	531,281,255	11.7
Switzerland	373,455,884	8.2
Italy	350,618,383	7.7
Germany	267,375,500	5.9
Canada	231,232,201	5.1
Spain	194,443,278	4.3
Taiwan	179,545,010	3.9
China	174,321,507	3.8
Netherlands	165,381,613	3.6
Norway	126,254,237	2.8
Australia	89,778,893	2.0
South Korea	61,829,968	1.3
Finland	60,007,043	1.3
Singapore	47,633,843	1.0
Japan	45,345,974	1.0
Hong Kong	10,635,697	0.2

Total	$4,554,457,155	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/24/19	(249,062,606)	$313,885,239	$(2,748,240)
Euro	7/24/19	(532,366,387)	598,895,922	(7,558,025)
Total				$(10,306,265)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 8,621,117
Forward foreign currency exchange contracts, sold	1,013,460,800

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company

REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $24,398,274, which represents 0.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$4,484,305,972	$-	$-
Rights	4,516,023	-	-
Investment Companies	65,635,160	-	-
Total Assets	$4,554,457,155	$-	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$10,306,265	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares or Principal Amounts		Value
Corporate Bonds – 0.2%
Pharmaceuticals – 0.2%
Phathom Pharmaceuticals Inc, 6.0000%, 3/22/22¢ (cost $6,278,000)	$6,278,000	$6,278,000
Common Stocks – 94.6%
Biotechnology – 25.2%
AbbVie Inc	1,211,335	88,088,281
Acceleron Pharma Inc*	394,582	16,209,429
Akero Therapeutics Inc*	80,128	1,534,451
Akero Therapeutics Inc - Series B*,§	859,440	14,812,448
Alexion Pharmaceuticals Inc*	184,441	24,158,082
Amicus Therapeutics Inc*	2,447,987	30,550,878
AnaptysBio Inc*	590,109	33,293,950
Argenx SE (ADR)*,#	134,737	19,076,064
BeiGene Ltd (ADR)*	139,731	17,319,657
BioCryst Pharmaceuticals Inc*	4,154,236	15,744,554
Celgene Corp*	773,417	71,494,668
Enanta Pharmaceuticals Inc*	252,219	21,282,239
FibroGen Inc*	421,279	19,033,385
Gilead Sciences Inc	1,053,997	71,208,037
Global Blood Therapeutics Inc*	482,821	25,396,385
Heron Therapeutics Inc*	660,440	12,277,580
IGM Bio*,¢	4,630,156	9,260,312
Immunomedics Inc*,#	1,249,512	17,330,731
Insmed Inc*	2,370,405	60,682,368
Ironwood Pharmaceuticals Inc*,#	1,640,938	17,951,862
Mirati Therapeutics Inc*	421,964	43,462,292
Myovant Sciences Ltd*	1,518,812	13,745,249
Neurocrine Biosciences Inc*	1,018,139	85,961,476
Odonate Therapeutics Inc*,#	557,956	20,471,406
PTC Therapeutics Inc*	601,252	27,056,340
Regeneron Pharmaceuticals Inc*	74,346	23,270,298
Rhythm Pharmaceuticals Inc*	1,033,073	22,727,606
Rubius Therapeutics Inc*,#	462,936	7,281,983
Sage Therapeutics Inc*,#	252,970	46,316,277
Sarepta Therapeutics Inc*	335,288	50,947,012
Stoke Therapeutics Inc*	255,147	7,442,638
Vertex Pharmaceuticals Inc*	341,419	62,609,416
		997,997,354
Health Care Equipment & Supplies – 19.9%
Abbott Laboratories	1,460,479	122,826,284
ABIOMED Inc*	59,928	15,610,645
Alcon Inc*	310,780	19,283,899
Baxter International Inc	697,114	57,093,637
Boston Scientific Corp (144A)*	2,170,202	93,275,282
Cooper Cos Inc	180,468	60,797,865
Danaher Corp	348,457	49,801,474
DexCom Inc*	144,871	21,707,471
Edwards Lifesciences Corp*	261,462	48,302,490
Globus Medical Inc*	712,965	30,158,420
ICU Medical Inc*	197,587	49,774,141
Intuitive Surgical Inc*	76,081	39,908,289
STERIS PLC	317,543	47,275,802
Stryker Corp	151,210	31,085,752
Teleflex Inc	70,946	23,493,768
TransMedics Group Inc*	226,730	6,572,903
Varian Medical Systems Inc*	277,487	37,774,305
Wright Medical Group NV*	1,186,304	35,375,585
		790,118,012
Health Care Providers & Services – 11.3%
Acadia Healthcare Co Inc*	569,163	19,892,247
AmerisourceBergen Corp	360,898	30,770,164
Anthem Inc	362,825	102,392,843
DaVita Inc*	409,760	23,053,098
Humana Inc	338,284	89,746,745
Quest Diagnostics Inc	306,928	31,248,340
UnitedHealth Group Inc	455,294	111,096,289
Universal Health Services Inc	301,001	39,247,520
		447,447,246
Health Care Technology – 1.0%
Teladoc Health Inc*,#	602,087	39,984,598

Shares or Principal Amounts		Value
Common Stocks – (continued)
Life Sciences Tools & Services – 4.3%
IQVIA Holdings Inc*	211,886	$34,092,457
NeoGenomics Inc*	808,445	17,737,283
Personalis Inc*	228,269	6,197,503
Thermo Fisher Scientific Inc	377,342	110,817,799
		168,845,042
Pharmaceuticals – 32.9%
Allergan PLC	378,815	63,424,995
Assembly Biosciences Inc*	410,878	5,542,744
Astellas Pharma Inc	1,339,300	19,070,738
AstraZeneca PLC	1,339,340	109,481,722
Bayer AG	428,609	29,692,645
Bristol-Myers Squibb Co	1,878,887	85,207,525
Catalent Inc*	1,157,063	62,724,385
Collegium Pharmaceutical Inc*	1,072,422	14,102,349
Elanco Animal Health Inc*	1,057,428	35,741,066
Eli Lilly & Co	522,981	57,941,065
GW Pharmaceuticals PLC (ADR)*,#	121,868	21,008,825
Ipsen SA	173,746	23,701,794
Jazz Pharmaceuticals PLC*	255,547	36,430,780
Johnson & Johnson	511,451	71,234,895
Merck & Co Inc	2,033,152	170,479,795
Nektar Therapeutics*	553,691	19,700,326
Novartis AG (ADR)	1,499,819	136,948,473
Novo Nordisk A/S	851,956	43,427,400
Roche Holding AG	275,253	77,473,085
Sanofi	985,543	85,047,142
Takeda Pharmaceutical Co Ltd	2,990,636	106,059,382
WaVe Life Sciences Ltd*	1,101,508	28,738,344
		1,303,179,475
Total Common Stocks (cost $2,940,512,414)		3,747,571,727
Preferred Stocks – 4.0%
Biotechnology – 0.9%
4D Molecular Therapeutics Inc - Series B*,¢,§	373,334	6,518,412
Acerta Pharma BV PP - Series B*,¢,§	143,797,410	11,805,767
Biontech AG - Series A*,¢,§	63,547	18,342,563
		36,666,742
Health Care Equipment & Supplies – 1.8%
Silk Road Medical Inc - Series C*,£,§	1,611,891	70,301,014
Health Care Providers & Services – 0.2%
Bigfoot Biomedical Inc - Series B*,¢,£,§	1,035,873	9,808,940
Life Sciences Tools & Services – 1.1%
BridgeBio Pharma LLC - Series C*,§	1,795,381	43,579,283
Total Preferred Stocks (cost $55,849,565)		160,355,979
Limited Partnership Interests – 0.5%
Biotechnology – 0.5%
RPI International Holdings LP¢,§ (cost $14,999,945)	127,226	19,783,643
Rights – 0.2%
Biotechnology – 0.2%
Celgene Corp CVR*	2,654,756	5,840,463
Clementia Pharmaceuticals Inc CVR*,¢	874,311	1,180,320
Total Rights (cost $7,372,186)		7,020,783
Investment Companies – 2.3%
Investments Purchased with Cash Collateral from Securities Lending – 1.4%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº,£	55,638,407	55,638,407
Money Markets – 0.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£	35,038,909	35,038,909
Total Investment Companies (cost $90,678,278)		90,677,316
Total Investments (total cost $3,115,690,388) – 101.8%		4,031,687,448
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(70,778,540)
Net Assets – 100%		$3,960,908,908

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,321,893,396	82.4%
Switzerland	233,705,457	5.8
United Kingdom	130,490,547	3.2
Japan	125,130,120	3.1

France	108,748,936	2.7
Germany	48,035,208	1.2
Denmark	43,427,400	1.1
Belgium	19,076,064	0.5
Canada	1,180,320	0.0

Total	$4,031,687,448	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Preferred Stocks - 2.0%
Health Care Equipment & Supplies - 1.8%
Silk Road Medical Inc - Series C*,§	$-	$-	$57,169,435	$70,301,014
Health Care Providers & Services - 0.2%
Bigfoot Biomedical Inc - Series B*,¢,§	-	-	-	9,808,940
Total Preferred Stocks	$-	$-	$57,169,435	$80,109,954
Investment Companies - 2.3%
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	670,826∆	-	-	55,638,407
Money Markets - 0.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	716,832	202	(962)	35,038,909
Total Investment Companies	$1,387,658	$202	$(962)	$90,677,316
Total Affiliated Investments - 4.3%	$1,387,658	$202	$57,168,473	$170,787,270

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Preferred Stocks - 2.0%
Health Care Equipment & Supplies - 1.8%
Silk Road Medical Inc - Series C*,§	4,348,205	1,611,891Ð	(4,348,205)Ð	1,611,891
Health Care Providers & Services - 0.2%
Bigfoot Biomedical Inc - Series B*,¢,§	1,035,873	-	-	1,035,873
Investment Companies - 2.3%
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	104,201,101	590,686,170	(639,248,864)	55,638,407
Money Markets - 0.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	85,933,761	530,162,305	(581,057,157)	35,038,909

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $93,275,282, which represents 2.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2019)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
4D Molecular Therapeutics Inc - Series B	8/24/18	$6,518,412	$6,518,412	0.2%
Acerta Pharma BV PP - Series B	5/11/15	8,272,388	11,805,767	0.3
Akero Therapeutics Inc - Series B	12/10/18	8,666,006	14,812,448	0.4
Bigfoot Biomedical Inc - Series B	11/21/17	9,808,940	9,808,940	0.2
Biontech AG - Series A	1/17/18	13,775,320	18,342,563	0.4
BridgeBio Pharma LLC - Series C	6/19/17-4/10/18	7,647,562	43,579,283	1.1
RPI International Holdings LP	5/21/15	14,999,945	19,783,643	0.5
Silk Road Medical Inc - Series C	7/7/17	9,826,943	70,301,014	1.8
Total		$79,515,516	$194,952,070	4.9%

The Fund has registration rights for certain restricted securities held as of June 30, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$-	$6,278,000
Common Stocks
Biotechnology	973,924,594	14,812,448	9,260,312
All Other	2,749,574,373	-	-
Preferred Stocks	-	113,880,297	46,475,682
Limited Partnership Interests	-	-	19,783,643
Rights	-	5,840,463	1,180,320
Investment Companies	-	90,677,316	-
Total Assets	$3,723,498,967	$225,210,524	$82,977,957

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $23,902,793 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 97.8%
Equity Real Estate Investment Trusts (REITs) – 71.7%
Alexandria Real Estate Equities Inc	110,711	$15,554,733
Allied Properties Real Estate Investment Trust	115,268	4,170,036
American Homes 4 Rent	319,690	7,771,664
Americold Realty Trust	303,320	9,833,634
Camden Property Trust	70,637	7,373,796
Cromwell Property Group	404,110	327,611
CubeSmart	239,802	8,018,979
Daiwa Office Investment Corp	641	4,596,410
Dexus#	589,619	5,371,836
Duke Realty Corp	291,282	9,207,424
Equity LifeStyle Properties Inc	61,114	7,415,573
Essential Properties Realty Trust Inc	217,449	4,357,678
Gecina SA#	39,750	5,946,729
Goodman Group	1,360,484	14,352,548
Green REIT PLC	900,000	1,851,852
HCP Inc	286,640	9,166,747
Highwoods Properties Inc	160,580	6,631,954
Industrial & Infrastructure Fund Investment Corp	3,611	4,488,627
Link REIT	943,000	11,589,216
Mapletree Logistics Trust	7,711,700	9,064,540
MCUBS MidCity Investment Corp	5,039	4,739,839
Merlin Properties Socimi SA	363,000	5,034,445
MGM Growth Properties LLC	265,668	8,142,724
Nippon Prologis REIT Inc	2,415	5,576,006
Nomura Real Estate Master Fund Inc	4,562	7,012,276
Prologis Inc	194,843	15,606,924
Retail Opportunity Investments Corp	239,319	4,099,534
Rexford Industrial Realty Inc	253,846	10,247,763
Safestore Holdings PLC	305,000	2,375,824
Segro PLC	764,837	7,091,050
SITE Centers Corp	338,730	4,484,785
Spirit Realty Capital Inc	195,553	8,342,291
Star Asia Investment Corp	3,346	3,693,636
Sun Communities Inc	81,213	10,410,694
UDR Inc	135,837	6,097,723
VICI Properties Inc	585,439	12,903,076
Washington Real Estate Investment Trust	268,760	7,183,955
		270,134,132
Hotels, Restaurants & Leisure – 1.4%
Marriott International Inc/MD	38,101	5,345,189
Household Durables – 1.5%
Toll Brothers Inc	155,350	5,688,917
Information Technology Services – 1.5%
InterXion Holding NV*	73,189	5,568,951
Real Estate Management & Development – 21.7%
ADO Properties SA (144A)	76,000	3,143,123
Aroundtown SA	742,000	6,112,057
Ayala Land Inc	6,887,200	6,829,392
China Resources Land Ltd	1,812,000	7,979,722
Deutsche Wohnen SE	235,000	8,620,888
Fastighets AB Balder*	105,000	3,518,100
Helical PLC	781,937	3,658,551
Instone Real Estate Group AG (144A)*	155,000	3,481,800
KWG Group Holdings Ltd*	3,417,000	3,468,880
Mitsui Fudosan Co Ltd	449,900	10,903,189
Phoenix Mills Ltd	342,783	3,157,160
Prestige Estates Projects Ltd	858,619	3,388,074
Sun Hung Kai Properties Ltd	567,250	9,621,915
Urban & Civic PLC	652,994	2,744,334
VGP NV	64,500	5,337,971
		81,965,156
Total Common Stocks (cost $324,020,395)		368,702,345
Investment Companies – 4.2%
Investments Purchased with Cash Collateral from Securities Lending – 1.9%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº,£	7,203,349	7,203,349

Shares		Value
Investment Companies – (continued)
Money Markets – 2.3%
Fidelity Investments Money Market Treasury Portfolio, 2.2500%ºº	8,754,028	$8,754,028
Total Investment Companies (cost $15,957,377)		15,957,377
Total Investments (total cost $339,977,772) – 102.0%		384,659,722
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(7,582,132)
Net Assets – 100%		$377,077,590

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$199,843,134	52.0%
Japan	41,009,983	10.7
Germany	21,357,868	5.5
Hong Kong	21,211,131	5.5
Australia	20,051,995	5.2
United Kingdom	15,869,759	4.1
China	11,448,602	3.0
Singapore	9,064,540	2.4
Philippines	6,829,392	1.8
India	6,545,234	1.7
France	5,946,729	1.5
Netherlands	5,568,951	1.4
Belgium	5,337,971	1.4
Spain	5,034,445	1.3
Canada	4,170,036	1.1
Sweden	3,518,100	0.9
Ireland	1,851,852	0.5

Total	$384,659,722	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/19
Investment Companies - 1.9%
Investments Purchased with Cash Collateral from Securities Lending - 1.9%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	$7,752∆	$-	$-	$7,203,349

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Investment Companies - 1.9%
Investments Purchased with Cash Collateral from Securities Lending - 1.9%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	-	18,008,864	(10,805,515)	7,203,349

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $6,624,923, which represents 1.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$368,702,345	$-	$-
Investment Companies	8,754,028	7,203,349	-
Total Assets	$377,456,373	$7,203,349	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 99.6%
Aerospace & Defense – 4.0%
Boeing Co	77,538	$28,224,607
L3 Technologies Inc	139,164	34,118,838
Safran SA	347,773	50,940,762
		113,284,207
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	254,599	16,329,980
Auto Components – 0.7%
Aptiv PLC	259,539	20,978,537
Automobiles – 0.7%
Isuzu Motors Ltd	1,767,200	20,114,605
Banks – 4.5%
BNP Paribas SA	301,496	14,314,599
China Construction Bank Corp	13,246,000	11,412,241
HDFC Bank Ltd	1,003,181	35,519,032
JPMorgan Chase & Co	552,235	61,739,873
Mitsubishi UFJ Financial Group Inc	783,600	3,721,737
		126,707,482
Beverages – 3.1%
Constellation Brands Inc	247,496	48,741,862
Pernod Ricard SA	207,065	38,145,287
		86,887,149
Biotechnology – 1.8%
AbbVie Inc	284,521	20,690,367
Neurocrine Biosciences Inc*	189,264	15,979,560
Sage Therapeutics Inc*	34,958	6,400,460
Sarepta Therapeutics Inc*	59,319	9,013,522
		52,083,909
Building Products – 1.3%
Daikin Industries Ltd	295,500	38,554,801
Capital Markets – 4.0%
Blackstone Group LP	631,535	28,052,785
Intercontinental Exchange Inc	355,967	30,591,804
London Stock Exchange Group PLC	403,326	28,093,887
TD Ameritrade Holding Corp	483,617	24,142,161
UBS Group AG*	307,304	3,653,132
		114,533,769
Chemicals – 1.2%
Air Products & Chemicals Inc	146,852	33,242,887
Construction Materials – 0.7%
Vulcan Materials Co	140,418	19,280,796
Consumer Finance – 1.7%
Nexi SpA (144A)*	2,101,718	21,648,895
Synchrony Financial	814,260	28,230,394
		49,879,289
Electrical Equipment – 0.5%
Sensata Technologies Holding PLC*	295,539	14,481,411
Electronic Equipment, Instruments & Components – 1.9%
Hexagon AB	582,775	32,372,203
Keyence Corp	34,700	21,286,744
		53,658,947
Energy Equipment & Services – 0.2%
Halliburton Co	198,021	4,502,998
Entertainment – 2.8%
Netflix Inc*	99,584	36,579,195
Walt Disney Co	314,872	43,968,726
		80,547,921
Equity Real Estate Investment Trusts (REITs) – 1.7%
American Tower Corp	132,166	27,021,339
Invitation Homes Inc	766,113	20,478,201
		47,499,540
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	417,563	35,117,048
Boston Scientific Corp (144A)*	626,549	26,929,076
		62,046,124
Health Care Providers & Services – 1.6%
Humana Inc	66,651	17,682,510
UnitedHealth Group Inc	110,284	26,910,399
		44,592,909

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.7%
GVC Holdings PLC	2,348,414	$19,435,191
McDonald's Corp	187,541	38,944,764
Merlin Entertainments PLC	3,997,940	22,797,075
Norwegian Cruise Line Holdings Ltd*	303,951	16,300,892
Starbucks Corp	89,042	7,464,391
		104,942,313
Household Durables – 0.8%
Sony Corp	413,700	21,675,117
Independent Power and Renewable Electricity Producers – 1.8%
NRG Energy Inc	857,657	30,120,914
Vistra Energy Corp	918,121	20,786,259
		50,907,173
Industrial Conglomerates – 1.0%
Honeywell International Inc	161,315	28,163,986
Information Technology Services – 6.1%
Amdocs Ltd	359,304	22,309,185
GoDaddy Inc*	256,472	17,991,511
Mastercard Inc	217,347	57,494,802
Visa Inc	320,021	55,539,645
Worldpay Inc*	176,041	21,573,825
		174,908,968
Insurance – 4.2%
AIA Group Ltd	4,020,500	43,363,178
NN Group NV	499,167	20,087,888
Progressive Corp	514,820	41,149,563
Prudential PLC	727,844	15,858,255
		120,458,884
Interactive Media & Services – 2.9%
Alphabet Inc - Class C*	54,265	58,655,581
Tencent Holdings Ltd	561,700	25,354,664
		84,010,245
Internet & Direct Marketing Retail – 3.8%
Alibaba Group Holding Ltd (ADR)*	152,977	25,921,953
Amazon.com Inc*	42,807	81,060,619
		106,982,572
Life Sciences Tools & Services – 1.2%
Thermo Fisher Scientific Inc	113,681	33,385,836
Machinery – 1.1%
Parker-Hannifin Corp	179,118	30,451,851
Metals & Mining – 1.8%
Rio Tinto PLC	500,288	31,001,607
Teck Resources Ltd	917,404	21,173,017
		52,174,624
Multi-Utilities – 0.4%
National Grid PLC	1,183,331	12,557,651
Oil, Gas & Consumable Fuels – 6.5%
Cabot Oil & Gas Corp	762,272	17,501,765
Canadian Natural Resources Ltd	644,110	17,369,424
Enterprise Products Partners LP	1,074,285	31,014,608
EOG Resources Inc	246,344	22,949,407
Marathon Petroleum Corp	373,342	20,862,351
Occidental Petroleum Corp	306,555	15,413,585
Suncor Energy Inc	985,063	30,731,498
TOTAL SA	516,635	28,939,806
		184,782,444
Personal Products – 3.0%
Estee Lauder Cos Inc	184,808	33,840,193
Unilever NV	846,064	51,514,435
		85,354,628
Pharmaceuticals – 5.8%
AstraZeneca PLC	279,966	22,885,272
Bristol-Myers Squibb Co	544,245	24,681,511
Catalent Inc*	392,355	21,269,565
Elanco Animal Health Inc*	302,951	10,239,744
Merck & Co Inc	447,087	37,488,245
Novartis AG	342,479	31,306,750
Takeda Pharmaceutical Co Ltd	523,244	18,556,232
		166,427,319
Road & Rail – 1.2%
CSX Corp	440,332	34,068,487
Semiconductor & Semiconductor Equipment – 4.7%
ASML Holding NV	252,848	52,813,918
Microchip Technology Inc	154,417	13,387,954

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co Ltd	3,987,000	$30,683,056
Texas Instruments Inc	327,349	37,566,571
		134,451,499
Software – 9.0%
Adobe Inc*	155,173	45,721,724
Autodesk Inc*	67,255	10,955,840
Constellation Software Inc/Canada	25,793	24,312,670
Intuit Inc	73,771	19,278,575
Microsoft Corp	669,415	89,674,833
salesforce.com Inc*	267,207	40,543,318
SS&C Technologies Holdings Inc	426,966	24,597,511
		255,084,471
Technology Hardware, Storage & Peripherals – 0.7%
Samsung Electronics Co Ltd	463,217	18,859,320
Textiles, Apparel & Luxury Goods – 2.0%
Cie Financiere Richemont SA	308,602	26,198,596
NIKE Inc	369,786	31,043,535
		57,242,131
Tobacco – 1.5%
British American Tobacco PLC	1,186,903	41,427,600
Trading Companies & Distributors – 1.2%
Ferguson PLC	475,236	33,790,698
Total Common Stocks (cost $2,166,419,604)		2,831,315,078
Investment Companies – 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£ (cost $31,323,685)	31,323,205	31,323,205
Total Investments (total cost $2,197,743,289) – 100.7%		2,862,638,283
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(19,572,373)
Net Assets – 100%		$2,843,065,910

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,871,706,205	65.4%
United Kingdom	194,056,538	6.8
France	132,340,454	4.6
Netherlands	124,416,241	4.3
Japan	123,909,236	4.3
Canada	93,586,609	3.3
China	62,688,858	2.2
Switzerland	61,158,478	2.1
Hong Kong	43,363,178	1.5
India	35,519,032	1.2
Sweden	32,372,203	1.1
Taiwan	30,683,056	1.1
Italy	21,648,895	0.8
South Korea	18,859,320	0.7
Ireland	16,329,980	0.6

Total	$2,862,638,283	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/19
Investment Companies - 1.1%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	$94,215∆	$-	$-	$-
Money Markets - 1.1%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	299,825	309	(480)	31,323,205

Total Affiliated Investments - 1.1%	$394,040	$309	$(480)	$31,323,205

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Investment Companies - 1.1%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	27,250	93,140,468	(93,167,718)	-
Money Markets - 1.1%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	-	219,440,928	(188,117,723)	31,323,205

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $48,577,971, which represents 1.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,831,315,078	$-	$-
Investment Companies	-	31,323,205	-
Total Assets	$2,831,315,078	$31,323,205	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 97.3%
Aerospace & Defense – 3.3%
CAE Inc	779,312	$20,955,839
Safran SA	325,965	47,746,391
		68,702,230
Airlines – 0.8%
United Continental Holdings Inc*	200,073	17,516,391
Auto Components – 1.7%
Aptiv PLC	433,015	35,000,602
Banks – 10.6%
BNP Paribas SA	661,727	31,417,853
China Construction Bank Corp	52,488,000	45,221,630
Citigroup Inc	1,268,862	88,858,406
HDFC Bank Ltd	587,657	20,806,821
Mitsubishi UFJ Financial Group Inc	5,111,400	24,276,779
Permanent TSB Group Holdings PLC*	5,262,077	7,297,972
		217,879,461
Beverages – 4.8%
Coca-Cola Co	1,469,996	74,852,196
Diageo PLC	578,374	24,850,717
		99,702,913
Biotechnology – 0.3%
BeiGene Ltd (ADR)*	44,730	5,544,283
Building Products – 2.1%
Daikin Industries Ltd	339,900	44,347,806
Capital Markets – 3.1%
Goldman Sachs Group Inc	307,844	62,984,882
Chemicals – 1.1%
Air Products & Chemicals Inc	92,568	20,954,618
Croda International PLC	38,693	2,515,372
		23,469,990
Diversified Telecommunication Services – 0.5%
Tower Bersama Infrastructure Tbk PT	37,443,900	10,046,894
Electronic Equipment, Instruments & Components – 1.1%
Hexagon AB	416,543	23,138,286
Energy Equipment & Services – 0.5%
Schlumberger Ltd	258,018	10,253,635
Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp (144A)*	636,621	27,361,971
Health Care Providers & Services – 2.0%
Anthem Inc	144,287	40,719,234
Hotels, Restaurants & Leisure – 1.6%
GVC Holdings PLC	3,960,866	32,779,650
Household Durables – 4.0%
PulteGroup Inc	1,552,830	49,100,485
Sony Corp	637,400	33,395,503
		82,495,988
Independent Power and Renewable Electricity Producers – 3.9%
NRG Energy Inc	2,266,897	79,613,423
Insurance – 4.3%
AIA Group Ltd	4,421,200	47,684,935
NN Group NV#	394,446	15,873,620
Sony Financial Holdings Inc	1,055,300	25,335,032
		88,893,587
Interactive Media & Services – 4.0%
Alphabet Inc - Class C*	35,257	38,109,644
Tencent Holdings Ltd	963,000	43,469,007
		81,578,651
Internet & Direct Marketing Retail – 4.3%
Alibaba Group Holding Ltd (ADR)*	473,338	80,207,124
MakeMyTrip Ltd*	360,793	8,947,666
		89,154,790
Leisure Products – 1.7%
Hasbro Inc	326,183	34,471,019
Machinery – 2.2%
Parker-Hannifin Corp	272,185	46,274,172
Metals & Mining – 3.7%
Antofagasta PLC	1,102,636	13,014,518
Rio Tinto Ltd	450,055	32,777,221

Shares		Value
Common Stocks – (continued)
Metals & Mining – (continued)
Teck Resources Ltd	1,286,189	$29,684,307
		75,476,046
Oil, Gas & Consumable Fuels – 4.4%
Canadian Natural Resources Ltd	1,522,019	41,048,852
EOG Resources Inc	170,026	15,839,622
TOTAL SA	600,022	33,610,809
		90,499,283
Pharmaceuticals – 6.9%
Merck & Co Inc	658,471	55,212,793
Takeda Pharmaceutical Co Ltd	1,332,868	47,268,593
Zoetis Inc	345,328	39,191,275
		141,672,661
Road & Rail – 3.2%
Container Corp Of India Ltd	2,376,169	19,625,256
Kansas City Southern	287,313	35,000,470
Uber Technologies Inc*	262,855	12,191,215
		66,816,941
Semiconductor & Semiconductor Equipment – 3.6%
ASML Holding NV	273,170	57,058,700
Taiwan Semiconductor Manufacturing Co Ltd	2,217,000	17,061,534
		74,120,234
Software – 6.9%
Adobe Inc*	114,644	33,779,855
Intuit Inc	50,547	13,209,448
Microsoft Corp	465,221	62,321,005
salesforce.com Inc*	215,059	32,630,902
		141,941,210
Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co Ltd	699,377	28,474,289
Textiles, Apparel & Luxury Goods – 2.2%
Cie Financiere Richemont SA	209,206	17,760,427
EssilorLuxottica SA	91,314	11,911,740
Samsonite International SA*	7,286,400	16,715,606
		46,387,773
Thrifts & Mortgage Finance – 2.4%
MGIC Investment Corp*	3,694,773	48,549,317
Tobacco – 1.0%
British American Tobacco PLC	562,330	19,627,537
Trading Companies & Distributors – 1.4%
Ferguson PLC	418,629	29,765,772
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc*	281,973	20,905,478
Total Common Stocks (cost $1,627,609,030)		2,006,166,399
Preferred Stocks – 0.5%
Software – 0.5%
Magic Leap Inc - Series D*,¢,§ (cost $9,254,547)	342,761	9,254,547
Investment Companies – 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£ (cost $60,665,874)	60,661,116	60,661,116
Total Investments (total cost $1,697,529,451) – 100.7%		2,076,082,062
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(13,654,170)
Net Assets – 100%		$2,062,427,892

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,100,127,776	53.0%
Japan	174,623,713	8.4
China	168,897,761	8.1
France	124,686,793	6.0
United Kingdom	92,787,794	4.5
Canada	91,688,998	4.4
Netherlands	72,932,320	3.5
Hong Kong	64,400,541	3.1
India	49,379,743	2.4
Australia	32,777,221	1.6
South Korea	28,474,289	1.4

Sweden	23,138,286	1.1
Switzerland	17,760,427	0.9
Taiwan	17,061,534	0.8
Indonesia	10,046,894	0.5
Ireland	7,297,972	0.3

Total	$2,076,082,062	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Preferred Stocks - 0.4%
Software - 0.4%
Magic Leap Inc - Series D*,¢,§	$-	$-	$-	$9,254,547
Investment Companies - 2.9%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	173,243∆	-	-	-
Money Markets - 2.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	535,010	(332)	(4,758)	60,661,116
Total Investment Companies	$708,253	$(332)	$(4,758)	$60,661,116
Total Affiliated Investments - 3.4%	$708,253	$(332)	$(4,758)	$69,915,663

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Preferred Stocks - 0.4%
Software - 0.4%
Magic Leap Inc - Series D*,¢,§	342,761	-	-	342,761
Investment Companies - 2.9%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	32,212,524	132,337,740	(164,550,264)	-
Money Markets - 2.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	9,470,000	341,803,931	(290,612,815)	60,661,116

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value
Written options contracts, call	$ 17,623

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $27,361,971, which represents 1.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2019)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc - Series D	10/5/17	$9,254,547	$9,254,547	0.5%

The Fund has registration rights for certain restricted securities held as of June 30, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,006,166,399	$-	$-
Preferred Stocks	-	-	9,254,547
Investment Companies	-	60,661,116	-
Total Assets	$2,006,166,399	$60,661,116	$9,254,547

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2019.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Global Technology Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 97.6%
Aerospace & Defense – 0.2%
Axon Enterprise Inc*	117,234	$7,527,595
Automobiles – 0.2%
Tesla Inc*	31,185	6,968,600
Electronic Equipment, Instruments & Components – 4.4%
Amphenol Corp	681,371	65,370,734
Cognex Corp	261,227	12,533,671
Keysight Technologies Inc*	115,019	10,329,856
National Instruments Corp	191,813	8,054,228
TE Connectivity Ltd	461,806	44,231,779
		140,520,268
Entertainment – 2.7%
Liberty Media Corp-Liberty Formula One*	301,823	11,291,198
Netflix Inc*	111,426	40,928,998
Walt Disney Co	243,948	34,064,899
		86,285,095
Equity Real Estate Investment Trusts (REITs) – 4.5%
American Tower Corp	238,996	48,862,732
Crown Castle International Corp	362,885	47,302,060
Equinix Inc	94,257	47,532,863
		143,697,655
Household Durables – 1.0%
Sony Corp	589,000	30,859,666
Information Technology Services – 15.0%
Amdocs Ltd	471,935	29,302,444
Black Knight Inc*	230,079	13,839,252
Gartner Inc*	513,536	82,648,484
Global Payments Inc	180,046	28,830,766
GoDaddy Inc*	334,211	23,444,902
InterXion Holding NV*	354,649	26,985,242
Mastercard Inc	478,994	126,708,283
Okta Inc*	232,055	28,661,113
PayPal Holdings Inc*	345,117	39,502,092
WEX Inc*	45,016	9,367,830
Wix.com Ltd*	102,243	14,528,730
Worldpay Inc*	473,841	58,069,215
		481,888,353
Interactive Media & Services – 5.6%
Alphabet Inc - Class C*	46,237	49,978,036
Facebook Inc*	284,100	54,831,300
Tencent Holdings Ltd	1,668,700	75,323,709
		180,133,045
Internet & Direct Marketing Retail – 9.9%
Alibaba Group Holding Ltd (ADR)*	749,749	127,044,968
Amazon.com Inc*	74,104	140,325,557
Etsy Inc*	298,182	18,299,429
MakeMyTrip Ltd*	306,252	7,595,050
MercadoLibre Inc*	42,375	25,923,754
		319,188,758
Media – 0.4%
Liberty Broadband Corp*	138,711	14,456,460
Professional Services – 1.0%
CoStar Group Inc*	59,666	33,058,544
Road & Rail – 0.3%
Uber Technologies Inc*	199,899	9,271,316
Semiconductor & Semiconductor Equipment – 18.1%
ASML Holding NV	472,969	98,791,947
KLA-Tencor Corp	143,221	16,928,722
Lam Research Corp	348,905	65,538,315
Microchip Technology Inc	727,851	63,104,682
Micron Technology Inc*	764,514	29,502,595
NVIDIA Corp	328,201	53,900,450
ON Semiconductor Corp*	1,352,148	27,326,911
Taiwan Semiconductor Manufacturing Co Ltd	11,014,000	84,761,270
Texas Instruments Inc	949,453	108,959,226
Xilinx Inc	292,565	34,499,265
		583,313,383
Software – 28.8%
Adobe Inc*	445,206	131,179,948

Shares		Value
Common Stocks – (continued)
Software – (continued)
Atlassian Corp PLC*	157,678	$20,630,589
Autodesk Inc*	214,129	34,881,614
Avalara Inc*	197,464	14,256,901
Blackbaud Inc	204,971	17,115,078
Cadence Design Systems Inc*	774,583	54,848,222
Constellation Software Inc/Canada	27,510	25,931,127
Guidewire Software Inc*	153,784	15,590,622
Instructure Inc*	292,371	12,425,767
Intuit Inc	173,631	45,374,989
Microsoft Corp	1,927,219	258,170,257
Nice Ltd (ADR)*	106,047	14,528,439
RealPage Inc*	174,216	10,252,612
SailPoint Technologies Holding Inc*	828,170	16,596,527
salesforce.com Inc*	835,941	126,837,328
ServiceNow Inc*	106,945	29,363,889
SS&C Technologies Holdings Inc	406,252	23,404,178
Tyler Technologies Inc*	106,347	22,973,079
Zendesk Inc*	583,280	51,929,418
		926,290,584
Specialty Retail – 0.2%
RealReal Inc/The*	248,982	7,195,580
Technology Hardware, Storage & Peripherals – 4.6%
Apple Inc	339,732	67,239,757
Samsung Electronics Co Ltd	1,972,292	80,299,484
		147,539,241
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc*	320,579	23,767,727
Total Common Stocks (cost $1,937,574,711)		3,141,961,870
Preferred Stocks – 0.8%
Road & Rail – 0.5%
Lyft Inc - Series F*,§	96,726	6,038,072
Lyft Inc - Series G*,§	129,879	8,107,632
Lyft Inc - Series H*,§	54,511	3,402,822
		17,548,526
Software – 0.3%
Magic Leap Inc - Series D*,¢,£,§	339,269	9,160,263
Total Preferred Stocks (cost $18,093,656)		26,708,789
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£ (cost $54,296,772)	54,296,477	54,296,477
Total Investments (total cost $2,009,965,139) – 100.1%		3,222,967,136
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(2,808,125)
Net Assets – 100%		$3,220,159,011

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,589,763,161	80.4%
China	202,368,677	6.3
Netherlands	125,777,189	3.9
Taiwan	84,761,270	2.6
South Korea	80,299,484	2.5
Japan	30,859,666	1.0
Israel	29,057,169	0.9
Canada	25,931,127	0.8
Brazil	25,923,754	0.8
Australia	20,630,589	0.6
India	7,595,050	0.2

Total	$3,222,967,136	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Preferred Stocks - 0.3%
Software - 0.3%
Magic Leap Inc - Series D*,¢,§	$-	$-	$-	$9,160,263
Investment Companies - 1.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	214,695∆	-	-	-
Money Markets - 1.7%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	942,136	472	(295)	54,296,477
Total Investment Companies	$1,156,831	$472	$(295)	$54,296,477
Total Affiliated Investments - 2.0%	$1,156,831	$472	$(295)	$63,456,740

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Preferred Stocks - 0.3%
Software - 0.3%
Magic Leap Inc - Series D*,¢,§	339,269	-	-	339,269
Investment Companies - 1.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	17,748,515	188,264,932	(206,013,447)	-
Money Markets - 1.7%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	90,541,508	372,130,205	(408,375,236)	54,296,477

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank NA:
Japanese Yen	8/8/19	(656,209,000)	$6,009,520	$(96,916)
HSBC Securities (USA), Inc.:
Japanese Yen	7/11/19	(874,296,000)	7,941,774	(175,109)
JPMorgan Chase & Co.:
Japanese Yen	8/8/19	(127,825,000)	1,170,749	(18,742)
Total				$(290,767)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 30,479,800

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2019)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc - Series F	12/17/15-11/10/17	$3,073,789	$6,038,072	0.2%
Lyft Inc - Series G	12/17/15-11/10/17	4,127,336	8,107,632	0.2
Lyft Inc - Series H	12/17/15-11/10/17	1,732,268	3,402,822	0.1
Magic Leap Inc - Series D	10/5/17	9,160,263	9,160,263	0.3
Total		$18,093,656	$26,708,789	0.8%

The Fund has registration rights for certain restricted securities held as of June 30, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,141,961,870	$-	$-
Preferred Stocks	-	17,548,526	9,160,263
Investment Companies	-	54,296,477	-
Total Assets	$3,141,961,870	$71,845,003	$9,160,263
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$290,767	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2019.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Global Value Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares or Principal Amounts		Value
Common Stocks – 92.5%
Aerospace & Defense – 2.6%
BAE Systems PLC	611,602	$3,847,022
Meggitt PLC	218,088	1,450,985
		5,298,007
Automobiles – 5.2%
Bayerische Motoren Werke AG	50,026	3,701,649
Honda Motor Co Ltd	162,200	4,190,417
Hyundai Motor Co	21,710	2,632,883
		10,524,949
Banks – 7.4%
Bank of Ireland Group PLC	492,464	2,572,999
Fifth Third Bancorp	46,783	1,305,246
Lloyds Banking Group PLC	3,060,690	2,199,170
Royal Bank of Scotland Group PLC	416,720	1,162,979
Wells Fargo & Co	164,839	7,800,181
		15,040,575
Beverages – 4.9%
Coca-Cola Co	79,330	4,039,484
Diageo PLC	24,981	1,073,347
PepsiCo Inc	30,817	4,041,033
Stock Spirits Group PLC	308,478	863,640
		10,017,504
Chemicals – 0.9%
Mosaic Co	30,493	763,240
Tikkurila Oyj	59,152	995,214
		1,758,454
Commercial Services & Supplies – 0.5%
Daiseki Co Ltd	24,000	599,777
Secom Joshinetsu Co Ltd	10,395	339,429
		939,206
Communications Equipment – 0.3%
Icom Inc	28,700	646,416
Consumer Finance – 2.9%
Ally Financial Inc	63,416	1,965,262
Synchrony Financial	114,729	3,977,654
		5,942,916
Containers & Packaging – 0.9%
Amcor PLC	168,537	1,915,220
Diversified Consumer Services – 0.2%
Shingakukai Holdings Co Ltd	68,221	372,747
Diversified Telecommunication Services – 3.0%
Bharti Infratel Ltd	504,865	1,953,408
Singapore Telecommunications Ltd	1,601,400	4,143,491
		6,096,899
Electric Utilities – 2.2%
Exelon Corp	43,129	2,067,604
PPL Corp	75,360	2,336,914
		4,404,518
Electrical Equipment – 0.4%
Cosel Co Ltd	73,546	783,899
Electronic Equipment, Instruments & Components – 1.1%
Celestica Inc*	178,520	1,219,292
Hirose Electric Co Ltd	9,500	1,059,276
		2,278,568
Equity Real Estate Investment Trusts (REITs) – 2.2%
Public Storage	18,497	4,405,431
Food & Staples Retailing – 0.6%
Qol Holdings Co Ltd	84,600	1,298,037
Food Products – 4.7%
Danone SA	24,752	2,096,292
Nestle SA (REG)	37,627	3,896,889
Orkla ASA	398,769	3,539,251
		9,532,432
Health Care Providers & Services – 1.5%
Alcon Inc*	10,052	620,962
BML Inc	48,200	1,368,200
Toho Holdings Co Ltd	44,000	985,306
		2,974,468

Shares or Principal Amounts		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.3%
Grand Korea Leisure Co Ltd	67,535	$1,199,296
Kangwon Land Inc	51,685	1,354,358
		2,553,654
Household Products – 1.0%
Procter & Gamble Co	18,458	2,023,920
Industrial Conglomerates – 1.4%
CK Hutchison Holdings Ltd	280,000	2,760,069
Information Technology Services – 2.6%
Cognizant Technology Solutions Corp	69,996	4,437,046
Transcosmos Inc	39,800	888,301
		5,325,347
Insurance – 4.9%
Chubb Ltd	23,393	3,445,555
Hartford Financial Services Group Inc	36,322	2,023,862
RenaissanceRe Holdings Ltd	18,261	3,250,641
Sompo Holdings Inc	29,000	1,119,378
		9,839,436
Interactive Media & Services – 4.5%
Alphabet Inc - Class A*	6,129	6,636,481
Yahoo Japan Corp	817,300	2,395,796
		9,032,277
Machinery – 3.2%
ANDRITZ AG	40,148	1,510,696
Asahi Diamond Industrial Co Ltd	31,300	190,762
Ebara Corp	53,600	1,453,863
Fukushima Industries Corp	15,600	513,006
GEA Group AG	63,253	1,797,655
Hoshizaki Corp	14,000	1,041,558
		6,507,540
Media – 0.4%
Grupo Televisa SAB (ADR)	94,466	797,293
Metals & Mining – 0.8%
Yamato Kogyo Co Ltd	57,700	1,680,686
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
AGNC Investment Corp	48,031	807,881
Two Harbors Investment Corp	113,746	1,441,162
		2,249,043
Multi-Utilities – 0.6%
Engie SA	81,134	1,230,393
Oil, Gas & Consumable Fuels – 3.1%
BP PLC (ADR)	52,343	2,182,703
Canadian Natural Resources Ltd	22,484	606,316
Exxon Mobil Corp	29,913	2,292,233
Royal Dutch Shell PLC	40,027	1,307,399
		6,388,651
Personal Products – 1.6%
CLIO Cosmetics Co Ltd*	32,271	619,198
Unilever NV	43,882	2,671,850
		3,291,048
Pharmaceuticals – 15.1%
GlaxoSmithKline PLC	92,813	1,857,933
Johnson & Johnson	61,207	8,524,911
Novartis AG	43,108	3,940,596
Pfizer Inc	187,689	8,130,688
Roche Holding AG	12,774	3,595,387
Sanofi	53,123	4,584,234
		30,633,749
Professional Services – 0.5%
Bureau Veritas SA	42,328	1,045,136
Real Estate Management & Development – 1.6%
CK Asset Holdings Ltd	222,975	1,745,516
Foxtons Group PLC*	739,381	497,558
LSL Property Services PLC	350,697	935,085
		3,178,159
Software – 3.9%
Oracle Corp	138,726	7,903,220
Specialty Retail – 0.3%
Lookers PLC	529,090	341,938
Vertu Motors PLC	676,645	345,372
		687,310
Textiles, Apparel & Luxury Goods – 0.9%
Cie Financiere Richemont SA	21,635	1,836,691

Shares or Principal Amounts		Value
Common Stocks – (continued)
Tobacco – 0.7%
Scandinavian Tobacco Group A/S	115,176	$1,342,684
Trading Companies & Distributors – 0.5%
Travis Perkins PLC	65,448	1,059,098
Wireless Telecommunication Services – 1.0%
Vodafone Group PLC	1,248,302	2,049,676
Total Common Stocks (cost $164,789,235)		187,645,326
Repurchase Agreements – 7.3%
Undivided interest of 14.1% in a joint repurchase agreement (principal amount $104,600,000 with a maturity value of $104,620,397) with ING Financial Markets LLC, 2.3400%, dated 6/28/19, maturing 7/1/19 to be repurchased at $14,802,886 collateralized by $105,463,100 in U.S. Treasuries 0% - 3.0000%, 10/17/19 - 2/15/45 with a value of $106,712,856 (cost $14,800,000)	$14,800,000	14,800,000
Total Investments (total cost $179,589,235) – 99.8%		202,445,326
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		480,450
Net Assets – 100%		$202,925,776

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$98,419,649	48.6%
United Kingdom	23,089,125	11.4
Japan	20,926,854	10.3
Switzerland	13,890,525	6.9
France	8,956,055	4.4
South Korea	5,805,735	2.9
Germany	5,499,304	2.7
Hong Kong	4,505,585	2.2
Singapore	4,143,491	2.0
Norway	3,539,251	1.8
Netherlands	2,671,850	1.3
Ireland	2,572,999	1.3
India	1,953,408	1.0
Canada	1,825,608	0.9
Austria	1,510,696	0.7
Denmark	1,342,684	0.7
Finland	995,214	0.5
Mexico	797,293	0.4

Total	$202,445,326	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro	9/12/19	(1,829,000)	$2,080,305	$(11,291)
HSBC Securities (USA), Inc.:
Euro	7/11/19	(5,850,300)	6,599,431	(56,857)
JPMorgan Chase & Co.:
Euro	8/8/19	(2,010,000)	2,261,565	(31,071)
Total				$(99,219)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 10,417,494

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$187,645,326	$-	$-
Repurchase Agreements	-	14,800,000	-
Total Assets	$187,645,326	$14,800,000	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$99,219	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 99.9%
Aerospace & Defense – 4.6%
Boeing Co	546,787	$199,035,936
Lockheed Martin Corp	228,206	82,962,009
		281,997,945
Air Freight & Logistics – 1.8%
United Parcel Service Inc	1,074,013	110,913,322
Airlines – 0.8%
Delta Air Lines Inc	836,678	47,481,476
Automobiles – 0.8%
General Motors Co	1,291,765	49,771,705
Banks – 5.7%
JPMorgan Chase & Co	1,764,812	197,305,982
US Bancorp	2,925,872	153,315,693
		350,621,675
Beverages – 1.2%
Coca-Cola Co	1,447,247	73,693,817
Biotechnology – 2.0%
AbbVie Inc	599,819	43,618,838
Gilead Sciences Inc	1,154,827	78,020,112
		121,638,950
Capital Markets – 5.7%
CME Group Inc	991,042	192,371,163
Morgan Stanley	1,713,502	75,068,523
S&P Global Inc	85,000	19,362,150
TD Ameritrade Holding Corp	1,252,579	62,528,744
		349,330,580
Chemicals – 1.7%
LyondellBasell Industries NV	1,170,367	100,803,710
Commercial Services & Supplies – 1.5%
Waste Management Inc	774,944	89,405,289
Consumer Finance – 1.2%
American Express Co	600,309	74,102,143
Electrical Equipment – 0.6%
Rockwell Automation Inc	211,690	34,681,173
Electronic Equipment, Instruments & Components – 4.1%
Corning Inc	3,249,573	107,983,311
TE Connectivity Ltd	1,507,784	144,415,551
		252,398,862
Energy Equipment & Services – 0.5%
Schlumberger Ltd	756,518	30,064,025
Entertainment – 1.7%
Walt Disney Co	737,479	102,981,567
Equity Real Estate Investment Trusts (REITs) – 1.6%
Crown Castle International Corp	417,383	54,405,874
MGM Growth Properties LLC	406,078	12,446,291
Outfront Media Inc	1,259,455	32,481,344
		99,333,509
Food & Staples Retailing – 2.3%
Kroger Co	1,346,767	29,238,312
Sysco Corp	1,615,644	114,258,344
		143,496,656
Food Products – 1.3%
Hershey Co	433,397	58,088,200
McCormick & Co Inc/MD	125,000	19,376,250
		77,464,450
Health Care Equipment & Supplies – 3.3%
Abbott Laboratories	1,004,127	84,447,081
Medtronic PLC	1,194,917	116,372,967
		200,820,048
Health Care Providers & Services – 2.4%
Quest Diagnostics Inc	353,710	36,011,215
UnitedHealth Group Inc	442,873	108,065,441
		144,076,656
Hotels, Restaurants & Leisure – 6.7%
Carnival Corp	1,902,392	88,556,348
Las Vegas Sands Corp	734,062	43,375,724
Marriott International Inc/MD	150,000	21,043,500
McDonald's Corp	994,280	206,472,185

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Six Flags Entertainment Corp	987,009	$49,034,607
		408,482,364
Household Durables – 1.1%
Garmin Ltd	879,272	70,165,906
Household Products – 1.3%
Clorox Co	501,181	76,735,823
Information Technology Services – 5.7%
Accenture PLC	1,002,478	185,227,860
Automatic Data Processing Inc	444,010	73,408,173
International Business Machines Corp	642,278	88,570,136
		347,206,169
Insurance – 1.6%
Travelers Cos Inc	665,004	99,431,398
Leisure Products – 1.3%
Hasbro Inc	770,018	81,375,502
Machinery – 2.5%
Caterpillar Inc	286,399	39,033,320
Deere & Co	667,242	110,568,672
		149,601,992
Media – 2.9%
Comcast Corp	2,213,179	93,573,208
Omnicom Group Inc	1,036,576	84,947,403
		178,520,611
Oil, Gas & Consumable Fuels – 2.5%
Chevron Corp	948,934	118,085,347
Occidental Petroleum Corp	636,277	31,992,008
		150,077,355
Pharmaceuticals – 7.3%
Bristol-Myers Squibb Co	1,439,558	65,283,955
Eli Lilly & Co	929,641	102,994,926
Merck & Co Inc	2,398,895	201,147,346
Pfizer Inc	1,809,028	78,367,093
		447,793,320
Road & Rail – 2.3%
CSX Corp	890,822	68,922,898
Union Pacific Corp	411,182	69,534,988
		138,457,886
Semiconductor & Semiconductor Equipment – 5.4%
Intel Corp	2,287,898	109,521,677
KLA-Tencor Corp	341,654	40,383,503
Texas Instruments Inc	1,575,643	180,820,791
		330,725,971
Software – 5.5%
Microsoft Corp	2,513,577	336,718,775
Specialty Retail – 2.8%
Best Buy Co Inc	767,520	53,519,170
Home Depot Inc	551,694	114,735,801
		168,254,971
Technology Hardware, Storage & Peripherals – 3.1%
Apple Inc	963,433	190,682,659
Textiles, Apparel & Luxury Goods – 1.0%
VF Corp	690,667	60,329,762
Tobacco – 2.1%
Altria Group Inc	2,661,298	126,012,460
Total Common Stocks (cost $3,838,980,067)		6,095,650,482
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£ (cost $12,638,000)	12,637,351	12,637,351
Total Investments (total cost $3,851,618,067) – 100.1%		6,108,287,833
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(3,374,159)
Net Assets – 100%		$6,104,913,674

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/19
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	$170,778	$1,034	$(649)	$12,637,351

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	6,735,000	354,370,518	(348,468,167)	12,637,351

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$6,095,650,482	$-	$-
Investment Companies	-	12,637,351	-
Total Assets	$6,095,650,482	$12,637,351	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 96.4%
Auto Components – 0.7%
Cie Generale des Etablissements Michelin SCA	112,853	$14,310,929
Automobiles – 2.3%
Toyota Motor Corp	734,700	45,581,388
Banks – 9.3%
Credit Agricole SA	4,091,730	49,049,966
HDFC Bank Ltd	926,168	32,792,278
ING Groep NV	914,051	10,594,621
Mitsubishi UFJ Financial Group Inc	5,937,800	28,201,796
Oversea-Chinese Banking Corp Ltd	2,087,200	17,590,064
UniCredit SpA	4,071,286	50,105,430
		188,334,155
Beverages – 3.8%
Anheuser-Busch InBev SA/NV	337,689	29,881,672
Fomento Economico Mexicano SAB de CV (ADR)	163,502	15,818,818
Treasury Wine Estates Ltd	2,967,100	31,072,599
		76,773,089
Building Products – 2.8%
Assa Abloy AB	2,465,479	55,753,506
Chemicals – 1.9%
Akzo Nobel NV	415,059	38,992,879
Consumer Finance – 1.0%
American Express Co	169,184	20,884,073
Diversified Financial Services – 2.7%
Ayala Corp	1,405,810	24,532,386
Berkshire Hathaway Inc*	98,125	20,917,306
Remgro Ltd	659,107	8,797,457
		54,247,149
Electronic Equipment, Instruments & Components – 1.0%
TDK Corp	256,200	19,821,039
Energy Equipment & Services – 1.2%
SBM Offshore NV	1,243,014	23,993,790
Entertainment – 3.5%
Netflix Inc*	53,661	19,710,759
Nintendo Co Ltd	69,800	25,569,592
Vivendi SA	914,257	25,162,179
		70,442,530
Food & Staples Retailing – 0.5%
Shoprite Holdings Ltd	819,073	9,173,152
Food Products – 3.8%
Danone SA	337,185	28,556,809
Tiger Brands Ltd	550,724	8,751,338
Uni-President Enterprises Corp	14,624,000	38,942,710
		76,250,857
Health Care Equipment & Supplies – 2.8%
Koninklijke Philips NV	1,309,158	56,829,000
Hotels, Restaurants & Leisure – 1.0%
Sands China Ltd	4,125,600	19,726,446
Household Durables – 3.4%
Sony Corp	828,000	43,381,670
Techtronic Industries Co Ltd	3,257,500	24,937,719
		68,319,389
Industrial Conglomerates – 2.7%
DCC PLC	426,561	38,020,521
Toshiba Corp	514,900	16,024,949
		54,045,470
Information Technology Services – 3.8%
Infosys Ltd	2,288,675	24,272,821
Mastercard Inc	78,747	20,830,944
Tata Consultancy Services Ltd	328,090	10,587,106
Visa Inc	122,072	21,185,596
		76,876,467
Insurance – 3.5%
AIA Group Ltd	3,432,600	37,022,371
ASR Nederland NV	150,913	6,134,926
Ping An Insurance Group Co of China Ltd	2,217,500	26,627,941
		69,785,238
Interactive Media & Services – 3.5%
Alphabet Inc - Class C*	18,273	19,751,468

Shares		Value
Common Stocks – (continued)
Interactive Media & Services – (continued)
Tencent Holdings Ltd	619,000	$27,941,137
Yahoo Japan Corp	8,100,100	23,744,263
		71,436,868
Internet & Direct Marketing Retail – 1.3%
Alibaba Group Holding Ltd (ADR)*	154,626	26,201,376
Life Sciences Tools & Services – 1.0%
ICON PLC*	133,705	20,586,559
Machinery – 2.5%
CNH Industrial NV	2,927,385	30,010,638
Komatsu Ltd	837,000	20,187,384
		50,198,022
Media – 1.9%
Dentsu Inc#	331,200	11,552,059
Informa PLC	2,584,169	27,397,264
		38,949,323
Metals & Mining – 0.3%
Newcrest Mining Ltd	313,406	7,028,372
Oil, Gas & Consumable Fuels – 3.2%
BP PLC	7,475,339	52,069,871
Kosmos Energy Ltd	2,102,328	13,181,597
		65,251,468
Paper & Forest Products – 1.5%
UPM-Kymmene OYJ	1,127,843	29,963,498
Personal Products – 2.0%
Estee Lauder Cos Inc	113,008	20,692,895
Unilever NV	332,907	20,269,762
		40,962,657
Pharmaceuticals – 11.1%
Bayer AG	943,798	65,383,273
Cipla Ltd/India	1,237,537	9,923,426
Daiichi Sankyo Co Ltd	561,700	29,361,591
Merck KGaA	212,688	22,234,487
Novo Nordisk A/S	1,190,774	60,698,227
Takeda Pharmaceutical Co Ltd	1,003,600	35,591,492
		223,192,496
Professional Services – 3.0%
RELX PLC	2,461,372	59,543,456
Real Estate Management & Development – 1.3%
Mitsui Fudosan Co Ltd	1,113,300	26,980,485
Semiconductor & Semiconductor Equipment – 0.9%
Taiwan Semiconductor Manufacturing Co Ltd	2,423,000	18,646,864
Software – 4.2%
Microsoft Corp	155,418	20,819,795
SAP SE	465,983	63,970,292
		84,790,087
Technology Hardware, Storage & Peripherals – 1.7%
FUJIFILM Holdings Corp	688,000	34,865,900
Thrifts & Mortgage Finance – 2.1%
Housing Development Finance Corp Ltd	1,357,561	43,116,625
Water Utilities – 0.3%
Aguas Andinas SA	9,889,835	5,839,793
Wireless Telecommunication Services – 2.9%
SoftBank Group Corp	742,000	35,551,299
Tele2 AB	1,557,653	22,738,847
		58,290,146
Total Common Stocks (cost $1,728,453,796)		1,945,984,541
Preferred Stocks – 1.5%
Technology Hardware, Storage & Peripherals – 1.5%
Samsung Electronics Co Ltd (cost $21,087,754)	886,921	29,387,325
Investment Companies – 2.0%
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº,£	6,816,900	6,816,900
Money Markets – 1.7%
Fidelity Investments Money Market Treasury Portfolio, 2.2500%ºº	34,254,322	34,254,322
Total Investment Companies (cost $41,071,222)		41,071,222
Total Investments (total cost $1,790,612,772) – 99.9%		2,016,443,088
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,958,803
Net Assets – 100%		$2,018,401,891

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$396,414,907	19.7%
United States	219,045,655	10.9
Netherlands	216,358,434	10.7
Germany	151,588,052	7.5
India	120,692,256	6.0
United Kingdom	117,487,656	5.8
France	117,079,883	5.8
Hong Kong	81,686,536	4.0
China	80,770,454	4.0
Italy	80,116,068	4.0
Sweden	78,492,353	3.9
Denmark	60,698,227	3.0
Taiwan	57,589,574	2.8
Australia	38,100,971	1.9
Finland	29,963,498	1.5
Belgium	29,881,672	1.5
South Korea	29,387,325	1.5
South Africa	26,721,947	1.3
Philippines	24,532,386	1.2
Ireland	20,586,559	1.0
Singapore	17,590,064	0.9
Mexico	15,818,818	0.8
Chile	5,839,793	0.3

Total	$2,016,443,088	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/19
Investment Companies - 0.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	$288,568∆	$-	$-	$6,816,900

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Investment Companies - 0.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	37,472,590	278,903,721	(309,559,411)	6,816,900

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,945,984,541	$-	$-
Preferred Stocks	-	29,387,325	-
Investment Companies	34,254,322	6,816,900	-
Total Assets	$1,980,238,863	$36,204,225	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson International Small Cap Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 98.6%
Auto Components – 4.9%
Dometic Group AB (144A)	11,408	$114,277
EDAG Engineering Group AG*	7,179	97,117
Press Kogyo Co Ltd	18,000	81,484
Showa Corp	12,900	173,755
		466,633
Banks – 1.3%
SpareBank 1 Nord Norge	14,836	118,140
Beverages – 0.9%
Royal Unibrew A/S	1,206	88,031
Building Products – 2.7%
Lindab International AB	11,685	134,449
Sekisui Jushi Corp	6,200	121,354
		255,803
Chemicals – 0.9%
Ishihara Sangyo Kaisha Ltd	7,300	85,257
Construction & Engineering – 1.9%
OSJB Holdings Corp	38,600	95,247
Tokyu Construction Co Ltd	12,800	86,442
		181,689
Diversified Financial Services – 1.1%
doValue SpA (144A)	8,129	107,936
Diversified Telecommunication Services – 2.0%
HKBN Ltd	107,000	192,867
Electronic Equipment, Instruments & Components – 3.1%
Daiwabo Holdings Co Ltd	1,900	90,417
Electrocomponents PLC	25,405	204,120
		294,537
Energy Equipment & Services – 1.0%
TGS NOPEC Geophysical Co ASA	3,368	94,480
Entertainment – 2.3%
Marvelous Inc	12,500	94,968
Paradox Interactive AB	7,238	120,399
		215,367
Equity Real Estate Investment Trusts (REITs) – 4.4%
Charter Hall Group	30,247	229,926
Mapletree Logistics Trust	157,800	185,482
		415,408
Food & Staples Retailing – 1.0%
Nihon Chouzai Co Ltd	2,900	89,717
Food Products – 5.2%
Inghams Group Ltd	40,080	113,092
Origin Enterprises PLC	18,371	106,927
Salmar ASA	3,111	135,321
Synlait Milk Ltd*	21,588	133,386
		488,726
Health Care Providers & Services – 1.5%
Ship Healthcare Holdings Inc	3,200	138,033
Hotels, Restaurants & Leisure – 6.7%
Evolution Gaming Group AB (144A)	9,060	179,404
Kindred Group PLC (SDR)	10,822	91,827
Restaurant Brands New Zealand Ltd*	29,474	185,081
Sushiro Global Holdings Ltd	3,000	178,942
		635,254
Household Durables – 7.1%
Bellway PLC	2,564	90,666
Bovis Homes Group PLC	6,735	88,336
JM AB	5,000	115,008
Kaufman & Broad SA	2,214	84,668
Redrow PLC	27,079	187,039
Tamron Co Ltd	5,000	102,273
		667,990
Independent Power and Renewable Electricity Producers – 1.0%
ERG SpA	4,633	94,803
Information Technology Services – 4.6%
Devoteam SA*	1,363	163,003
DTS Corp	5,400	112,508
Nihon Unisys Ltd	4,800	160,965
		436,476

Shares		Value
Common Stocks – (continued)
Insurance – 3.4%
ASR Nederland NV	2,678	$108,866
Storebrand ASA	28,958	212,866
		321,732
Leisure Products – 1.3%
Technogym SpA (144A)	11,191	124,548
Machinery – 4.6%
Kardex AG	648	113,158
Mitsubishi Logisnext Co Ltd	8,000	84,675
Takuma Co Ltd	8,000	99,369
Valmet OYJ	5,403	134,636
		431,838
Media – 2.8%
Metropole Television SA	8,339	157,839
Sanoma OYJ	11,231	108,332
		266,171
Metals & Mining – 1.2%
Granges AB	10,282	117,863
Multiline Retail – 1.2%
Lifestyle International Holdings Ltd	78,000	114,033
Multi-Utilities – 1.7%
Hera SpA	41,366	158,192
Oil, Gas & Consumable Fuels – 4.4%
Beach Energy Ltd	117,288	163,414
Gaztransport Et Technigaz SA	2,540	254,531
		417,945
Paper & Forest Products – 1.1%
Navigator Co SA	26,976	102,978
Professional Services – 2.1%
Intertrust NV (144A)	5,322	109,930
Trust Tech Inc	6,000	85,158
		195,088
Road & Rail – 2.5%
Hamakyorex Co Ltd	2,500	88,126
Nobina AB (144A)	24,228	150,348
		238,474
Semiconductor & Semiconductor Equipment – 2.2%
SOITEC*	1,881	205,921
Specialty Retail – 2.8%
Accent Group Ltd	139,501	135,614
Super Retail Group Ltd	22,249	128,525
		264,139
Technology Hardware, Storage & Peripherals – 2.8%
Elecom Co Ltd	5,000	169,295
MCJ Co Ltd	13,600	99,540
		268,835
Textiles, Apparel & Luxury Goods – 0.9%
Seiko Holdings Corp	4,000	81,336
Thrifts & Mortgage Finance – 1.1%
OneSavings Bank PLC	22,265	102,506
Trading Companies & Distributors – 3.8%
Grafton Group PLC	9,613	98,377
Seven Group Holdings Ltd	11,639	151,053
Sojitz Corp	34,000	109,128
		358,558
Transportation Infrastructure – 3.5%
Hamburger Hafen und Logistik AG	4,968	131,251
Societa Iniziative Autostradali e Servizi SpA	10,556	195,721
		326,972
Wireless Telecommunication Services – 1.6%
SmarTone Telecommunications Holdings Ltd	154,500	147,154
Total Common Stocks (cost $9,106,246)		9,311,430
Investment Companies – 0.9%
Money Markets – 0.9%
Fidelity Investments Money Market Treasury Portfolio, 2.2500%ºº (cost $87,308)	87,308	87,308
Total Investments (total cost $9,193,554) – 99.5%		9,398,738
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		43,314
Net Assets – 100%		$9,442,052

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$2,427,989	25.8%
Sweden	1,023,575	10.9
Australia	921,624	9.8
France	865,962	9.2
United Kingdom	771,044	8.2
Italy	681,200	7.3
Norway	560,807	6.0
Hong Kong	454,054	4.8
New Zealand	318,467	3.4
Finland	242,968	2.6
Germany	228,368	2.4
Netherlands	218,796	2.3
Singapore	185,482	2.0
Switzerland	113,158	1.2
Ireland	106,927	1.2
Portugal	102,978	1.1
Denmark	88,031	0.9
United States	87,308	0.9

Total	$9,398,738	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
SDR	Swedish Depositary Receipt

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $786,443, which represents 8.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$9,311,430	$-	$-
Investment Companies	87,308	-	-
Total Assets	$9,398,738	$-	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson International Value Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares or Principal Amounts		Value
Common Stocks – 93.0%
Aerospace & Defense – 4.6%
BAE Systems PLC	214,365	$1,348,372
Meggitt PLC	92,298	614,078
		1,962,450
Automobiles – 7.2%
Bayerische Motoren Werke AG	13,368	989,158
Honda Motor Co Ltd	42,700	1,103,149
Hyundai Motor Co	8,319	1,008,888
		3,101,195
Banks – 4.5%
Bank of Ireland Group PLC	124,255	649,201
Lloyds Banking Group PLC	1,050,208	754,597
Royal Bank of Scotland Group PLC	192,195	536,376
		1,940,174
Beverages – 1.5%
Diageo PLC	10,184	437,571
Stock Spirits Group PLC	76,903	215,304
		652,875
Chemicals – 2.0%
Nutrien Ltd	10,157	543,377
Tikkurila Oyj	19,260	324,043
		867,420
Commercial Services & Supplies – 1.0%
Daiseki Co Ltd	11,600	289,892
Secom Joshinetsu Co Ltd	3,675	120,000
		409,892
Communications Equipment – 0.4%
Icom Inc	7,700	173,429
Construction Materials – 2.7%
HeidelbergCement AG	6,822	551,865
Vicat SA	11,820	587,197
		1,139,062
Containers & Packaging – 1.6%
Amcor PLC	58,840	668,646
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	9,575	52,316
Diversified Telecommunication Services – 4.8%
Bharti Infratel Ltd	154,747	598,742
Singapore Telecommunications Ltd	566,600	1,466,031
		2,064,773
Electrical Equipment – 0.6%
Cosel Co Ltd	25,100	267,532
Electronic Equipment, Instruments & Components – 1.6%
Celestica Inc*	52,254	356,895
Hirose Electric Co Ltd	3,100	345,659
		702,554
Food & Staples Retailing – 0.9%
Qol Holdings Co Ltd	24,600	377,443
Food Products – 8.6%
Danone SA	14,366	1,216,683
Nestle SA (REG)	12,052	1,248,181
Orkla ASA	137,788	1,222,929
		3,687,793
Health Care Providers & Services – 2.1%
Alcon Inc*	3,240	200,151
BML Inc	15,700	445,659
Toho Holdings Co Ltd	11,900	266,481
		912,291
Hotels, Restaurants & Leisure – 2.0%
Grand Korea Leisure Co Ltd	19,164	340,317
Kangwon Land Inc	19,091	500,262
		840,579
Industrial Conglomerates – 2.0%
CK Hutchison Holdings Ltd	87,684	864,335
Information Technology Services – 0.6%
Transcosmos Inc	12,200	272,293
Insurance – 0.9%
Sompo Holdings Inc	9,458	365,072

Shares or Principal Amounts		Value
Common Stocks – (continued)
Interactive Media & Services – 1.9%
Yahoo Japan Corp	279,700	$819,900
Machinery – 5.7%
ANDRITZ AG	14,753	555,128
Asahi Diamond Industrial Co Ltd	8,700	53,023
Ebara Corp	24,600	667,258
Fukushima Industries Corp	4,400	144,694
GEA Group AG	24,901	707,688
Hoshizaki Corp	4,000	297,588
		2,425,379
Media – 0.6%
Grupo Televisa SAB (ADR)	30,579	258,087
Metals & Mining – 1.1%
Yamato Kogyo Co Ltd	15,800	460,223
Multi-Utilities – 1.1%
Engie SA	29,761	451,324
Oil, Gas & Consumable Fuels – 3.8%
BP PLC (ADR)	22,113	922,112
Canadian Natural Resources Ltd	9,196	247,984
Royal Dutch Shell PLC	14,214	464,271
		1,634,367
Personal Products – 2.9%
CLIO Cosmetics Co Ltd*	9,354	179,480
Unilever NV	17,386	1,058,584
		1,238,064
Pharmaceuticals – 15.1%
GlaxoSmithKline PLC	63,960	1,280,353
Novartis AG	16,459	1,504,553
Roche Holding AG	6,626	1,864,963
Sanofi	21,197	1,829,189
		6,479,058
Professional Services – 0.9%
Bureau Veritas SA	15,944	393,679
Real Estate Management & Development – 3.3%
Bridgemarq Real Estate Services	21,184	241,220
CK Asset Holdings Ltd	82,178	643,314
Foxtons Group PLC*	271,083	182,422
LSL Property Services PLC	120,524	321,361
		1,388,317
Specialty Retail – 0.5%
Lookers PLC	156,771	101,317
Vertu Motors PLC	242,289	123,669
		224,986
Textiles, Apparel & Luxury Goods – 1.5%
Cie Financiere Richemont SA	7,681	652,074
Tobacco – 2.1%
Imperial Brands PLC	15,913	373,140
Scandinavian Tobacco Group A/S	44,087	513,952
		887,092
Trading Companies & Distributors – 1.1%
Travis Perkins PLC	29,565	478,429
Wireless Telecommunication Services – 1.7%
Vodafone Group PLC	437,715	718,715
Total Common Stocks (cost $42,224,785)		39,831,818
Repurchase Agreements – 7.7%
Undivided interest of 3.2% in a joint repurchase agreement (principal amount $104,600,000 with a maturity value of $104,620,397) with ING Financial Markets LLC, 2.3400%, dated 6/28/19, maturing 7/1/19 to be repurchased at $3,300,644 collateralized by $105,463,100 in U.S. Treasuries 0% - 3.0000%, 10/17/19 - 2/15/45 with a value of $106,712,856 (cost $3,300,000)	$3,300,000	3,300,000
Total Investments (total cost $45,524,785) – 100.7%		43,131,818
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(293,434)
Net Assets – 100%		$42,838,384

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$9,540,733	22.1%
Japan	6,521,611	15.1
Switzerland	5,469,922	12.7

France	4,478,072	10.4
United States	3,300,000	7.6
Germany	2,248,711	5.2
South Korea	2,028,947	4.7
Hong Kong	1,507,649	3.5
Singapore	1,466,031	3.4
Canada	1,389,476	3.2
Norway	1,222,929	2.8
Netherlands	1,058,584	2.5
Ireland	649,201	1.5
India	598,742	1.4
Austria	555,128	1.3
Denmark	513,952	1.2
Finland	324,043	0.8
Mexico	258,087	0.6

Total	$43,131,818	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$39,831,818	$-	$-
Repurchase Agreements	-	3,300,000	-
Total Assets	$39,831,818	$3,300,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 97.9%
Aerospace & Defense – 5.5%
CAE Inc	407,857	$10,967,348
Safran SA	442,618	64,833,378
		75,800,726
Banks – 11.6%
BNP Paribas SA	974,307	46,258,704
China Construction Bank Corp	48,002,000	41,356,666
HDFC Bank Ltd	394,616	13,971,933
ING Groep NV	1,364,087	15,810,917
Mitsubishi UFJ Financial Group Inc	6,641,200	31,542,620
Permanent TSB Group Holdings PLC*	7,893,218	10,947,100
		159,887,940
Beverages – 8.3%
Diageo PLC	1,470,976	63,202,717
Heineken NV	460,531	51,379,524
		114,582,241
Biotechnology – 0.3%
BeiGene Ltd (ADR)*	33,367	4,135,840
Building Products – 2.7%
Daikin Industries Ltd	287,800	37,550,158
Chemicals – 0.1%
Croda International PLC	20,851	1,355,491
Consumer Finance – 0.8%
Nexi SpA (144A)*	1,058,998	10,908,284
Electronic Equipment, Instruments & Components – 1.4%
Hexagon AB	348,171	19,340,333
Hotels, Restaurants & Leisure – 2.1%
GVC Holdings PLC	3,540,341	29,299,436
Household Durables – 2.8%
Sony Corp	733,500	38,430,501
Insurance – 11.5%
AIA Group Ltd	6,082,400	65,601,838
Intact Financial Corp	147,413	13,624,501
NN Group NV#	1,109,552	44,651,503
Sony Financial Holdings Inc	1,399,200	33,591,184
		157,469,026
Interactive Media & Services – 3.6%
Tencent Holdings Ltd	1,083,600	48,912,789
Internet & Direct Marketing Retail – 5.8%
Alibaba Group Holding Ltd (ADR)*	365,424	61,921,097
MakeMyTrip Ltd*	725,216	17,985,357
		79,906,454
Metals & Mining – 9.1%
Antofagasta PLC	1,565,614	18,479,092
Hindustan Zinc Ltd	8,149,485	28,821,925
Rio Tinto Ltd	719,779	52,421,049
Teck Resources Ltd	1,125,426	25,974,014
		125,696,080
Oil, Gas & Consumable Fuels – 5.9%
Canadian Natural Resources Ltd	1,650,550	44,515,333
TOTAL SA	654,579	36,666,871
		81,182,204
Pharmaceuticals – 8.1%
AstraZeneca PLC	385,259	31,492,241
Novartis AG	385,356	35,226,230
Takeda Pharmaceutical Co Ltd	1,258,376	44,626,822
		111,345,293
Road & Rail – 1.4%
Container Corp Of India Ltd	2,284,624	18,869,167
Semiconductor & Semiconductor Equipment – 6.1%
ASML Holding NV	284,515	59,428,400
Taiwan Semiconductor Manufacturing Co Ltd	3,188,000	24,534,132
		83,962,532
Specialty Retail – 1.4%
Industria de Diseno Textil SA	638,510	19,198,997
Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co Ltd	721,153	29,360,872
Textiles, Apparel & Luxury Goods – 3.6%
Cie Financiere Richemont SA	254,547	21,609,626

Shares		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
EssilorLuxottica SA	61,204	$7,983,947
Samsonite International SA*	8,631,000	19,800,230
		49,393,803
Tobacco – 1.0%
British American Tobacco PLC	401,450	14,012,190
Trading Companies & Distributors – 2.7%
Ferguson PLC	520,431	37,004,198
Total Common Stocks (cost $1,095,395,817)		1,347,604,555
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£ (cost $17,993,629)	17,993,629	17,993,629
Total Investments (total cost $1,113,389,446) – 99.2%		1,365,598,184
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		11,286,877
Net Assets – 100%		$1,376,885,061

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$185,741,285	13.6%
Netherlands	171,270,344	12.5
United Kingdom	157,841,167	11.6
France	155,742,900	11.4
China	152,190,552	11.1
Canada	95,081,196	7.0
Hong Kong	85,402,068	6.3
India	79,648,382	5.8
United States	59,133,667	4.3
Switzerland	56,835,856	4.2
Australia	52,421,049	3.8
South Korea	29,360,872	2.2
Taiwan	24,534,132	1.8
Sweden	19,340,333	1.4
Spain	19,198,997	1.4
Ireland	10,947,100	0.8
Italy	10,908,284	0.8

Total	$1,365,598,184	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/19
Investment Companies - 1.3%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	$233,286∆	$-	$-	$-
Money Markets - 1.3%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	373,498	1,430	-	17,993,629
Total Affiliated Investments - 1.3%	$606,784	$1,430	$-	$17,993,629

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Investment Companies - 1.3%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	29,424,660	287,053,692	(316,478,352)	-
Money Markets - 1.3%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	-	160,689,129	(142,695,500)	17,993,629

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value
Written options contracts, call	$ 14,183

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $10,908,284, which represents 0.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,347,604,555	$-	$-
Investment Companies	-	17,993,629	-
Total Assets	$1,347,604,555	$17,993,629	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Research Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 100.2%
Aerospace & Defense – 3.1%
Axon Enterprise Inc*	791,381	$50,814,574
Boeing Co	605,790	220,513,618
L3 Technologies Inc	731,461	179,332,293
		450,660,485
Auto Components – 0.7%
Aptiv PLC	1,262,226	102,025,728
Beverages – 1.5%
Constellation Brands Inc	1,119,496	220,473,542
Biotechnology – 3.5%
AbbVie Inc	2,328,995	169,364,516
AnaptysBio Inc*	685,770	38,691,143
Insmed Inc*	1,876,715	48,043,904
Mirati Therapeutics Inc*	396,367	40,825,801
Neurocrine Biosciences Inc*	1,185,766	100,114,223
Sage Therapeutics Inc*	275,139	50,375,200
Sarepta Therapeutics Inc*	419,658	63,767,033
		511,181,820
Capital Markets – 1.9%
Blackstone Group LP	1,498,403	66,559,061
CME Group Inc	311,872	60,537,474
Intercontinental Exchange Inc	955,847	82,145,491
TD Ameritrade Holding Corp	1,399,670	69,871,526
		279,113,552
Chemicals – 1.8%
Air Products & Chemicals Inc	567,252	128,408,835
Sherwin-Williams Co	304,496	139,547,472
		267,956,307
Construction Materials – 0.7%
Vulcan Materials Co	684,798	94,029,613
Consumer Finance – 0.4%
Synchrony Financial	1,761,594	61,074,464
Containers & Packaging – 0.5%
Ball Corp	1,007,167	70,491,618
Diversified Consumer Services – 0.6%
ServiceMaster Global Holdings Inc*	1,545,194	80,489,155
Electrical Equipment – 0.3%
Sensata Technologies Holding PLC*	943,387	46,225,963
Electronic Equipment, Instruments & Components – 0.5%
Cognex Corp	1,444,072	69,286,575
Entertainment – 3.6%
Liberty Media Corp-Liberty Formula One*	2,318,312	86,728,052
Netflix Inc*	751,807	276,153,747
Walt Disney Co	1,158,255	161,738,728
		524,620,527
Equity Real Estate Investment Trusts (REITs) – 1.6%
Crown Castle International Corp	1,531,547	199,637,151
Equinix Inc	72,490	36,555,982
		236,193,133
Health Care Equipment & Supplies – 3.0%
Abbott Laboratories	2,197,424	184,803,358
Boston Scientific Corp (144A)*	3,849,793	165,464,103
ICU Medical Inc*	316,202	79,654,446
		429,921,907
Health Care Providers & Services – 2.9%
Humana Inc	372,477	98,818,148
UnitedHealth Group Inc	1,319,357	321,936,302
		420,754,450
Health Care Technology – 0.5%
Teladoc Health Inc*	1,000,084	66,415,578
Hotels, Restaurants & Leisure – 3.7%
Aramark	3,363,901	121,302,270
Dunkin' Brands Group Inc	325,336	25,916,266
Hilton Worldwide Holdings Inc	1,294,291	126,504,002
McDonald's Corp	747,487	155,223,150
Norwegian Cruise Line Holdings Ltd*	1,539,836	82,581,405
Starbucks Corp	348,502	29,214,923
		540,742,016

Shares		Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy Inc	478,032	$16,788,484
Industrial Conglomerates – 1.2%
Honeywell International Inc	984,479	171,880,189
Information Technology Services – 9.4%
Gartner Inc*	1,597,891	257,164,578
GoDaddy Inc*	1,290,888	90,555,793
Mastercard Inc	1,557,970	412,129,804
Visa Inc	2,590,384	449,561,143
Worldpay Inc*	1,288,003	157,844,768
		1,367,256,086
Insurance – 0.9%
Progressive Corp	1,650,702	131,940,611
Interactive Media & Services – 8.0%
Alphabet Inc - Class C*	758,110	819,448,680
Facebook Inc*	1,750,693	337,883,749
		1,157,332,429
Internet & Direct Marketing Retail – 7.0%
Amazon.com Inc*	490,903	929,588,648
Wayfair Inc*	606,136	88,495,856
		1,018,084,504
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific Inc	688,544	202,211,602
Machinery – 1.9%
Deere & Co	521,673	86,446,433
Parker-Hannifin Corp	526,226	89,463,682
Wabtec Corp	1,364,929	97,947,305
		273,857,420
Media – 1.5%
Discovery Inc - Class C*	3,260,130	92,750,699
Liberty Broadband Corp*	1,222,564	127,415,620
		220,166,319
Oil, Gas & Consumable Fuels – 0.3%
Enterprise Products Partners LP	650,856	18,790,213
EOG Resources Inc	202,660	18,879,806
		37,670,019
Personal Products – 0.6%
Estee Lauder Cos Inc	507,760	92,975,934
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co	3,074,652	139,435,468
Elanco Animal Health Inc*	1,683,440	56,900,272
Merck & Co Inc	3,515,895	294,807,796
		491,143,536
Professional Services – 1.7%
CoStar Group Inc*	301,820	167,226,389
Verisk Analytics Inc	585,372	85,733,583
		252,959,972
Road & Rail – 1.2%
CSX Corp	2,155,291	166,754,865
Semiconductor & Semiconductor Equipment – 6.8%
Lam Research Corp	948,139	178,098,430
Microchip Technology Inc	1,550,497	134,428,090
Micron Technology Inc*	951,812	36,730,425
NVIDIA Corp	1,246,462	204,706,454
ON Semiconductor Corp*	1,766,586	35,702,703
Texas Instruments Inc	2,917,698	334,835,022
Xilinx Inc	493,675	58,214,156
		982,715,280
Software – 17.5%
Adobe Inc*	1,460,760	430,412,934
Autodesk Inc*	1,127,911	183,736,702
HubSpot Inc*	251,487	42,883,563
Intuit Inc	527,323	137,805,320
Microsoft Corp	8,924,535	1,195,530,709
salesforce.com Inc*	2,252,760	341,811,275
SS&C Technologies Holdings Inc	1,244,188	71,677,671
Tyler Technologies Inc*	537,731	116,160,651
Zendesk Inc*	266,256	23,704,772
		2,543,723,597
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	2,317,492	458,678,017
Textiles, Apparel & Luxury Goods – 1.5%
NIKE Inc	2,584,570	216,974,651

Shares		Value
Common Stocks – (continued)
Tobacco – 1.8%
Altria Group Inc	5,559,300	$263,232,855
Total Common Stocks (cost $10,039,348,051)		14,538,002,803
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£ (cost $129,573,000)	129,560,044	129,560,044
Total Investments (total cost $10,168,921,051) – 101.1%		14,667,562,847
Liabilities, net of Cash, Receivables and Other Assets – (1.1)%		(164,385,544)
Net Assets – 100%		$14,503,177,303

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Limited Partnership Interests - N/A
Real Estate Investment Trusts (REITs) - N/A
Colony American Homes III LP	$-	$(37,392)	$35,019	$-
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	685,086	26	(12,956)	129,560,044
Total Affiliated Investments - 0.9%	$685,086	$(37,366)	$22,063	$129,560,044

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Limited Partnership Interests - N/A
Real Estate Investment Trusts (REITs) - N/A
Colony American Homes III LP	6,344,053	-	(6,344,053)Ð	-
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	130,688,000	984,665,059	(985,793,015)	129,560,044

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2019 is $165,464,103, which represents 1.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$14,538,002,803	$-	$-
Investment Companies	-	129,560,044	-
Total Assets	$14,538,002,803	$129,560,044	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 97.4%
Aerospace & Defense – 4.8%
Axon Enterprise Inc*	1,649,258	$105,898,856
HEICO Corp	2,830,004	292,537,514
Teledyne Technologies Inc*	667,569	182,827,122
		581,263,492
Auto Components – 0.8%
Cooper-Standard Holdings Inc*,£	1,018,190	46,653,466
Visteon Corp*	959,334	56,197,786
		102,851,252
Automobiles – 0.5%
Thor Industries Inc	955,321	55,838,512
Banks – 1.6%
Pacific Premier Bancorp Inc	2,390,746	73,826,236
PacWest Bancorp	1,937,947	75,250,482
Webster Financial Corp	902,724	43,123,125
		192,199,843
Biotechnology – 5.4%
Amicus Therapeutics Inc*	4,190,693	52,299,849
AnaptysBio Inc*	540,300	30,483,726
Eagle Pharmaceuticals Inc/DE*,£	1,117,381	62,215,774
FibroGen Inc*	877,325	39,637,544
Global Blood Therapeutics Inc*	1,070,240	56,294,624
Heron Therapeutics Inc*	2,347,401	43,638,185
Ironwood Pharmaceuticals Inc*	3,049,863	33,365,501
Ligand Pharmaceuticals Inc*	849,011	96,914,606
Neurocrine Biosciences Inc*	1,032,834	87,202,175
Sage Therapeutics Inc*	426,727	78,129,446
Sarepta Therapeutics Inc*	508,396	77,250,772
		657,432,202
Capital Markets – 3.8%
Eaton Vance Corp	1,526,057	65,818,838
LPL Financial Holdings Inc	3,019,253	246,280,467
MarketAxess Holdings Inc	233,578	75,076,641
MSCI Inc	303,773	72,537,955
		459,713,901
Chemicals – 2.5%
HB Fuller Co	2,047,890	95,022,096
Sensient Technologies Corp£	2,840,961	208,753,814
		303,775,910
Commercial Services & Supplies – 1.8%
Cimpress NV*	777,527	70,669,429
Healthcare Services Group Inc#	3,050,733	92,498,225
KAR Auction Services Inc	2,265,341	56,633,525
		219,801,179
Construction Materials – 0.7%
Summit Materials Inc*	4,360,797	83,945,342
Containers & Packaging – 1.8%
Crown Holdings Inc*	3,577,113	218,561,604
Diversified Consumer Services – 2.8%
frontdoor Inc*	2,112,656	92,006,169
ServiceMaster Global Holdings Inc*	4,729,345	246,351,581
		338,357,750
Diversified Financial Services – 0.5%
Clarivate Analytics PLC*	4,163,075	64,028,094
Electrical Equipment – 0.6%
EnerSys	764,954	52,399,349
Sensata Technologies Holding PLC*	429,575	21,049,175
		73,448,524
Electronic Equipment, Instruments & Components – 3.7%
Belden Inc£	2,038,165	121,413,489
Cognex Corp	748,066	35,892,207
National Instruments Corp	1,000,412	42,007,300
OSI Systems Inc*,£	1,154,430	130,023,451
Rogers Corp*	707,023	122,018,029
		451,354,476
Entertainment – 0.4%
AMC Entertainment Holdings Inc#,£	5,237,661	48,867,377
Equity Real Estate Investment Trusts (REITs) – 0.7%
Lamar Advertising Co	1,121,881	90,547,016

Shares		Value
Common Stocks – (continued)
Food & Staples Retailing – 0.7%
Casey's General Stores Inc	515,609	$80,429,848
Food Products – 1.9%
Hostess Brands Inc*	4,096,466	59,152,969
Premium Brands Holdings Corp	1,162,644	79,477,825
Simply Good Foods Co*	3,696,536	89,012,587
		227,643,381
Health Care Equipment & Supplies – 8.7%
Cantel Medical Corp	1,112,132	89,682,324
DexCom Inc*	389,350	58,340,204
Glaukos Corp*	989,625	74,617,725
Globus Medical Inc*	2,506,861	106,040,220
ICU Medical Inc*	523,867	131,967,336
Inogen Inc*	556,597	37,158,416
Integra LifeSciences Holdings Corp*	3,003,037	167,719,616
Natus Medical Inc*,£	3,017,646	77,523,326
STERIS PLC	1,399,990	208,430,511
West Pharmaceutical Services Inc	798,241	99,899,861
		1,051,379,539
Health Care Providers & Services – 0.5%
HealthEquity Inc*	866,240	56,652,096
Health Care Technology – 0.3%
Medidata Solutions Inc*	455,407	41,218,888
Hotels, Restaurants & Leisure – 3.4%
Dunkin' Brands Group Inc	1,128,430	89,890,734
Jack in the Box Inc	804,309	65,462,710
Luckin Coffee Inc*,#	1,215,094	23,682,182
Playa Hotels & Resorts NV*	2,481,686	19,133,799
Six Flags Entertainment Corp	1,280,294	63,605,006
Texas Roadhouse Inc	1,067,625	57,299,434
Wendy's Co	4,883,102	95,611,137
		414,685,002
Industrial Conglomerates – 1.7%
Carlisle Cos Inc	1,457,142	204,597,308
Information Technology Services – 7.6%
Broadridge Financial Solutions Inc	1,990,780	254,182,790
Euronet Worldwide Inc*	1,651,829	277,903,711
Jack Henry & Associates Inc	519,568	69,580,547
LiveRamp Holdings Inc*	1,409,030	68,309,774
MAXIMUS Inc	854,128	61,958,445
WEX Inc*	670,780	139,589,318
Wix.com Ltd*	366,107	52,023,805
		923,548,390
Insurance – 0.7%
IAA Inc*	2,265,341	87,849,924
Internet & Direct Marketing Retail – 3.1%
Etsy Inc*	1,692,572	103,873,144
GrubHub Inc*	1,104,833	86,165,926
Liberty Expedia Holdings Inc*	1,591,637	76,064,332
MakeMyTrip Ltd*	1,384,253	34,329,474
Wayfair Inc*	490,743	71,648,478
		372,081,354
Life Sciences Tools & Services – 3.1%
Bio-Techne Corp	680,554	141,888,703
Bruker Corp	3,047,384	152,216,831
PerkinElmer Inc	906,687	87,350,226
		381,455,760
Machinery – 8.1%
Donaldson Co Inc	2,762,352	140,493,223
Gates Industrial Corp PLC*	4,663,117	53,206,165
Hillenbrand Inc	1,604,115	63,474,831
ITT Inc	2,617,632	171,402,543
Kennametal Inc	1,985,719	73,451,746
Middleby Corp*	718,346	97,479,552
Nordson Corp	860,867	121,649,116
Proto Labs Inc*	496,215	57,570,864
Rexnord Corp*	4,689,972	141,730,954
Wabtec Corp	869,538	62,398,047
		982,857,041
Media – 0.7%
Cable One Inc	69,837	81,778,429
Oil, Gas & Consumable Fuels – 1.2%
DCP Midstream LP	2,422,158	70,969,229

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Magnolia Oil & Gas Corp*	6,046,566	$70,019,234
		140,988,463
Personal Products – 0.4%
Ontex Group NV	2,909,297	46,897,473
Pharmaceuticals – 3.0%
Catalent Inc*	6,114,215	331,451,595
Nektar Therapeutics*	952,651	33,895,323
		365,346,918
Professional Services – 1.0%
TriNet Group Inc*	1,815,577	123,096,121
Real Estate Management & Development – 0.5%
Jones Lang LaSalle Inc	440,274	61,942,149
Road & Rail – 1.2%
Old Dominion Freight Line Inc	416,990	62,239,927
Saia Inc*,£	1,334,114	86,277,152
		148,517,079
Semiconductor & Semiconductor Equipment – 3.0%
Entegris Inc	3,147,882	117,478,956
ON Semiconductor Corp*	9,258,982	187,124,026
Xperi Corp£	3,016,022	62,099,893
		366,702,875
Software – 11.4%
ACI Worldwide Inc*	1,988,693	68,291,718
Avalara Inc*	1,218,622	87,984,508
Blackbaud Inc£	2,812,206	234,819,201
Cadence Design Systems Inc*	2,003,310	141,854,381
Cision Ltd*	5,658,996	66,380,023
Digimarc Corp*,#,£	868,244	38,541,351
Envestnet Inc*	1,932,465	132,122,632
Guidewire Software Inc*	907,757	92,028,405
RealPage Inc*	2,258,892	132,935,794
SS&C Technologies Holdings Inc	3,922,116	225,953,103
Upland Software Inc*	1,077,956	49,079,337
Zendesk Inc*	1,240,013	110,398,357
		1,380,388,810
Specialty Retail – 0.5%
Williams-Sonoma Inc	955,733	62,122,645
Technology Hardware, Storage & Peripherals – 1.0%
NCR Corp*	3,984,393	123,914,622
Textiles, Apparel & Luxury Goods – 0.5%
Carter's Inc	618,827	60,360,386
Thrifts & Mortgage Finance – 0.8%
LendingTree Inc*	238,303	100,094,409
Total Common Stocks (cost $8,072,676,826)		11,828,535,384
Warrants – 0%
Oil, Gas & Consumable Fuels – 0%
Magnolia Oil & Gas Corp, expires, 7/31/23* (cost $2,566,004)	804,390	2,686,663
Investment Companies – 2.8%
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº,£	38,156,216	38,156,216
Money Markets – 2.5%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£	298,690,762	298,690,762
Total Investment Companies (cost $336,847,455)		336,846,978
Total Investments (total cost $8,412,090,285) – 100.2%		12,168,069,025
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(21,184,983)
Net Assets – 100%		$12,146,884,042

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$11,931,658,266	98.1%
Canada	79,477,825	0.6
Israel	52,023,805	0.4
Belgium	46,897,473	0.4
India	34,329,474	0.3
China	23,682,182	0.2

Total	$12,168,069,025	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Common Stocks - 9.2%
Auto Components - 0.4%
Cooper-Standard Holdings Inc*	$-	$-	$(63,255,436)	$46,653,466
Biotechnology - 0.5%
Eagle Pharmaceuticals Inc/DE*	-	-	(15,252,251)	62,215,774
Chemicals - 1.7%
Sensient Technologies Corp	2,901,590	-	(5,775,552)	208,753,814
Electronic Equipment, Instruments & Components - 2.1%
Arlo Technologies Inc*	-	(31,145,362)	-	-
Belden Inc	305,725	-	(24,131,874)	121,413,489
OSI Systems Inc*	-	2,536,553	41,970,327	130,023,451
Total Electronic Equipment, Instruments & Components	$305,725	$(28,608,809)	$17,838,453	$251,436,940
Entertainment - 0.4%
AMC Entertainment Holdings Inc#	3,142,596	-	(54,324,201)	48,867,377
Food Products - N/A
Simply Good Foods Co*,š	-	3,166,304	14,987,054	N/A
Health Care Equipment & Supplies - 0.6%
Natus Medical Inc*	-	-	(29,638,684)	77,523,326
Health Care Providers & Services - N/A
Diplomat Pharmacy Inc	-	(55,764,143)	594,334	-
Machinery - N/A
Milacron Holdings Corp	-	(22,759,121)	(12,058,397)	-
Road & Rail - 0.7%
Saia Inc*	-	-	12,947,794	86,277,152
Semiconductor & Semiconductor Equipment - 0.5%
Xperi Corp	1,480,919	(1,876,738)	15,436,418	62,099,893
Software - 2.3%
Blackbaud Inc	889,627	-	123,420,827	234,819,201
Digimarc Corp*,#	-	3,092,607	11,913,301	38,541,351
Total Software	$889,627	$3,092,607	$135,334,128	$273,360,552
Total Common Stocks	$8,720,457	$(102,749,900)	$16,833,660	$1,117,188,294
Investment Companies - 2.8%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	405,679∆	-	-	38,156,216
Money Markets - 2.5%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	6,862,936	3,760	(477)	298,690,762
Total Investment Companies	$7,268,615	$3,760	$(477)	$336,846,978
Total Affiliated Investments - 12.0%	$15,989,072	$(102,746,140)	$16,833,183	$1,454,035,272

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Common Stocks - 9.2%
Auto Components - 0.4%
Cooper-Standard Holdings Inc*	729,283	288,907	-	1,018,190

Common Stocks - 9.2%
Biotechnology - 0.5%
Eagle Pharmaceuticals Inc/DE*	1,117,381	-	-	1,117,381
Chemicals - 1.7%
Sensient Technologies Corp	2,497,650	343,311	-	2,840,961
Electronic Equipment, Instruments & Components - 2.1%
Arlo Technologies Inc*	-	4,609,880Ð	(4,609,880)	-
Belden Inc	2,038,165	-	-	2,038,165
OSI Systems Inc*	1,024,013	188,871	(58,454)	1,154,430
Entertainment - 0.4%
AMC Entertainment Holdings Inc#	4,378,888	858,773	-	5,237,661
Food Products - N/A
Simply Good Foods Co*,š	4,072,031	-	(375,495)	3,696,536
Health Care Equipment & Supplies - 0.6%
Natus Medical Inc*	2,886,756	130,890	-	3,017,646
Health Care Providers & Services - N/A
Diplomat Pharmacy Inc	3,097,282	1,155,123	(4,252,405)	-
Machinery - N/A
Milacron Holdings Corp	4,603,035	-	(4,603,035)	-
Road & Rail - 0.7%
Saia Inc*	-	1,334,114	-	1,334,114
Semiconductor & Semiconductor Equipment - 0.5%
Xperi Corp	2,267,664	879,112	(130,754)	3,016,022
Software - 2.3%
Blackbaud Inc	1,958,818	853,388	-	2,812,206
Digimarc Corp*,#	1,003,013	-	(134,769)	868,244
Investment Companies - 2.8%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	190,495,495	978,826,476	(1,131,165,755)	38,156,216
Money Markets - 2.5%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	664,332,762	783,738,240	(1,149,380,240)	298,690,762

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank NA:
Canadian Dollar	8/8/19	(33,978,000)	$25,368,691	$(604,269)
Euro	8/8/19	(130,000)	146,307	(1,973)

				(606,242)
Credit Suisse International:
Canadian Dollar	9/12/19	(32,179,000)	24,494,006	(116,348)
Euro	9/12/19	(13,203,000)	15,017,092	(81,510)

				(197,858)
HSBC Securities (USA), Inc.:
Euro	7/11/19	(16,386,000)	18,484,227	(159,249)
JPMorgan Chase & Co.:
Canadian Dollar	8/8/19	(10,603,000)	7,951,266	(153,723)
Total				$(1,117,072)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 68,632,368

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2019.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$11,828,535,384	$-	$-
Warrants	2,686,663	-	-
Investment Companies	-	336,846,978	-
Total Assets	$11,831,222,047	$336,846,978	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,117,072	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson U.S. Growth Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 96.5%
Building Products – 1.9%
Trex Co Inc*	8,142	$583,781
Capital Markets – 3.1%
Raymond James Financial Inc	10,816	914,493
Chemicals – 3.2%
Ecolab Inc	4,840	955,610
Diversified Consumer Services – 4.9%
Bright Horizons Family Solutions Inc*	6,115	922,570
Grand Canyon Education Inc*	4,565	534,196
		1,456,766
Electronic Equipment, Instruments & Components – 4.5%
Amphenol Corp	9,412	902,987
National Instruments Corp	10,507	441,189
		1,344,176
Entertainment – 4.6%
Activision Blizzard Inc	7,700	363,440
Walt Disney Co	7,367	1,028,728
		1,392,168
Food & Staples Retailing – 2.8%
Costco Wholesale Corp	3,204	846,689
Health Care Equipment & Supplies – 9.0%
ABIOMED Inc*	2,947	767,664
Danaher Corp	7,769	1,110,346
Edwards Lifesciences Corp*	4,375	808,238
		2,686,248
Information Technology Services – 7.6%
Fiserv Inc*	11,196	1,020,627
Visa Inc	7,235	1,255,634
		2,276,261
Interactive Media & Services – 3.4%
Alphabet Inc - Class A*	941	1,018,915
Life Sciences Tools & Services – 6.7%
Bio-Techne Corp	4,754	991,161
Thermo Fisher Scientific Inc	3,445	1,011,728
		2,002,889
Machinery – 6.9%
Fortive Corp	8,595	700,664
IDEX Corp	4,944	851,060
Snap-on Inc	3,187	527,895
		2,079,619
Professional Services – 3.9%
CoStar Group Inc*	2,084	1,154,661
Semiconductor & Semiconductor Equipment – 2.7%
Microchip Technology Inc	9,491	822,870
Software – 20.1%
Adobe Inc*	3,841	1,131,751
Intuit Inc	3,996	1,044,275
Microsoft Corp	6,838	916,018
Paycom Software Inc*	5,478	1,241,972
salesforce.com Inc*	5,719	867,744
Tyler Technologies Inc*	3,772	814,827
		6,016,587
Specialty Retail – 8.3%
Lowe's Cos Inc	6,925	698,802
TJX Cos Inc	18,465	976,429
Ulta Beauty Inc*	2,360	818,660
		2,493,891
Textiles, Apparel & Luxury Goods – 2.9%
VF Corp	9,853	860,660
Total Common Stocks (cost $22,223,829)		28,906,284
Investment Companies – 3.5%
Money Markets – 3.5%
Fidelity Investments Money Market Treasury Portfolio, 2.2500%ºº (cost $1,030,841)	1,030,841	1,030,841
Total Investments (total cost $23,254,670) – 100.0%		29,937,125
Cash, Receivables and Other Assets, net of Liabilities – 0%		8,423
Net Assets – 100%		$29,945,548

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$28,906,284	$-	$-
Investment Companies	1,030,841	-	-
Total Assets	$29,937,125	$-	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

June 30, 2019

Shares		Value
Common Stocks – 98.3%
Aerospace & Defense – 2.6%
HEICO Corp	894,251	$92,438,726
Auto Components – 0.5%
Visteon Corp*,#	309,272	18,117,154
Automobiles – 0.5%
Thor Industries Inc	297,406	17,383,381
Banks – 0.6%
UMB Financial Corp	305,359	20,098,729
Biotechnology – 7.1%
Acceleron Pharma Inc*	236,092	9,698,659
AnaptysBio Inc*	234,374	13,223,381
BeiGene Ltd (ADR)*	94,478	11,710,548
Deciphera Pharmaceuticals Inc*	254,568	5,740,508
Eagle Pharmaceuticals Inc/DE*	447,927	24,940,575
Enanta Pharmaceuticals Inc*	223,532	18,861,630
FibroGen Inc*	416,013	18,795,467
Heron Therapeutics Inc*,#	758,745	14,105,070
Immunomedics Inc*	674,845	9,360,100
Insmed Inc*	970,043	24,833,101
Knight Therapeutics Inc*	2,547,222	15,017,988
Ligand Pharmaceuticals Inc*	255,681	29,185,986
Mirati Therapeutics Inc*	153,621	15,822,963
Myovant Sciences Ltd*	451,941	4,090,066
Neurocrine Biosciences Inc*	273,358	23,079,616
Rhythm Pharmaceuticals Inc*	529,473	11,648,406
		250,114,064
Building Products – 1.5%
CSW Industrials Inc£	766,527	52,238,815
Capital Markets – 3.0%
LPL Financial Holdings Inc	875,900	71,447,163
MSCI Inc	97,513	23,285,129
Waitr Holdings Inc*,#,£	1,922,318	12,091,380
		106,823,672
Chemicals – 3.9%
Chase Corp	137,584	14,809,542
HB Fuller Co	568,266	26,367,542
Sensient Technologies Corp	806,819	59,285,060
Valvoline Inc	1,926,970	37,633,724
		138,095,868
Commercial Services & Supplies – 1.5%
Brady Corp	670,994	33,093,424
Cimpress NV*	211,639	19,235,869
		52,329,293
Consumer Finance – 0.5%
SLM Corp	2,010,805	19,545,025
Diversified Consumer Services – 3.7%
frontdoor Inc*	699,148	30,447,895
K12 Inc*	882,570	26,838,954
ServiceMaster Global Holdings Inc*	1,398,297	72,837,291
		130,124,140
Diversified Financial Services – 1.6%
Clarivate Analytics PLC*	2,880,466	44,301,567
GTY Technology Holdings Inc*,#,£	1,888,663	12,937,342
GTY Technology Holdings PP*,£,§	2,606	16,959
		57,255,868
Diversified Telecommunication Services – 0.3%
Bandwidth Inc*	155,166	11,640,553
Electrical Equipment – 0.5%
EnerSys	255,426	17,496,681
Electronic Equipment, Instruments & Components – 4.9%
Arlo Technologies Inc*	816,357	3,273,592
Belden Inc	732,648	43,643,841
CTS Corp	513,334	14,157,752
National Instruments Corp	328,185	13,780,488
Novanta Inc*	267,964	25,269,005
OSI Systems Inc*	336,506	37,900,671
Rogers Corp*	211,759	36,545,368
		174,570,717

Shares		Value
Common Stocks – (continued)
Energy Equipment & Services – 0.5%
Solaris Oilfield Infrastructure Inc	1,301,171	$19,491,542
Entertainment – 0.5%
Manchester United PLC	992,748	17,948,884
Equity Real Estate Investment Trusts (REITs) – 0.5%
Easterly Government Properties Inc	919,101	16,644,919
Food & Staples Retailing – 0.5%
Casey's General Stores Inc	123,339	19,239,651
Food Products – 0.5%
Hain Celestial Group Inc*	800,477	17,530,446
Health Care Equipment & Supplies – 6.3%
AngioDynamics Inc*	1,067,749	21,023,978
Globus Medical Inc*	733,062	31,008,523
Heska Corp*	159,453	13,580,612
ICU Medical Inc*	131,622	33,156,898
Insulet Corp*	345,930	41,297,123
STERIS PLC	451,002	67,145,178
Surmodics Inc*	294,833	12,727,941
Trinity Biotech PLC (ADR)*,£	1,211,177	2,240,677
		222,180,930
Health Care Providers & Services – 0.5%
HealthEquity Inc*	258,145	16,882,683
Hotels, Restaurants & Leisure – 2.5%
Cedar Fair LP	898,884	42,867,778
Dunkin' Brands Group Inc	360,718	28,734,796
Monarch Casino & Resort Inc*	410,050	17,525,537
		89,128,111
Household Durables – 0.7%
Lovesac Co*,£	811,799	25,222,595
Information Technology Services – 6.3%
Broadridge Financial Solutions Inc	428,329	54,689,047
Euronet Worldwide Inc*	471,867	79,386,904
WEX Inc*	228,226	47,493,831
WNS Holdings Ltd*	707,006	41,854,755
		223,424,537
Insurance – 1.1%
RLI Corp	438,459	37,580,321
Internet & Direct Marketing Retail – 0.7%
Farfetch Ltd*,#	683,019	14,206,795
MakeMyTrip Ltd*	457,722	11,351,506
		25,558,301
Life Sciences Tools & Services – 2.7%
Bio-Techne Corp	186,841	38,954,480
Codexis Inc*	888,616	16,377,193
NeoGenomics Inc*	1,864,790	40,913,493
		96,245,166
Machinery – 8.7%
Gates Industrial Corp PLC*	2,460,812	28,077,865
ITT Inc	699,557	45,806,992
Kennametal Inc	643,111	23,788,676
Kornit Digital Ltd*	1,134,430	35,916,054
Nordson Corp	259,119	36,616,106
Proto Labs Inc*	146,516	16,998,786
Rexnord Corp*	1,513,146	45,727,272
Standex International Corp	499,963	36,567,294
WABCO Holdings Inc*	157,223	20,847,770
Wabtec Corp#	273,922	19,656,643
		310,003,458
Oil, Gas & Consumable Fuels – 1.1%
DCP Midstream LP#	649,322	19,025,135
Magnolia Oil & Gas Corp*,#	1,627,765	18,849,519
		37,874,654
Paper & Forest Products – 0.5%
Neenah Inc	285,540	19,288,227
Personal Products – 0.5%
Ontex Group NV	1,038,919	16,747,234
Pharmaceuticals – 4.0%
Catalent Inc*	1,629,958	88,360,023
GW Pharmaceuticals PLC (ADR)*,#	126,965	21,887,496
Prestige Consumer Healthcare Inc*	595,633	18,869,653
WaVe Life Sciences Ltd*	516,791	13,483,077
		142,600,249
Professional Services – 0.6%
TrueBlue Inc*	984,121	21,709,709

Shares		Value
Common Stocks – (continued)
Real Estate Management & Development – 1.3%
FirstService Corp	265,145	$25,432,708
Redfin Corp*,#	1,124,288	20,214,698
		45,647,406
Road & Rail – 1.5%
AMERCO	85,047	32,194,542
Old Dominion Freight Line Inc	144,637	21,588,519
		53,783,061
Semiconductor & Semiconductor Equipment – 1.5%
ON Semiconductor Corp*	2,622,488	53,000,482
Software – 20.4%
Altair Engineering Inc*	586,699	23,696,773
Blackbaud Inc	711,591	59,417,849
Cadence Design Systems Inc*	593,236	42,007,041
ChannelAdvisor Corp*,£	1,607,303	14,079,974
Cision Ltd*	2,256,782	26,472,053
Descartes Systems Group Inc*	1,194,808	44,209,903
Envestnet Inc*	583,774	39,912,628
Everbridge Inc*	281,704	25,189,972
Guidewire Software Inc*	241,572	24,490,569
Instructure Inc*	614,459	26,114,508
j2 Global Inc	684,879	60,878,894
LivePerson Inc*,#	920,744	25,817,662
Nice Ltd (ADR)*	631,092	86,459,604
Paylocity Holding Corp*	394,176	36,981,592
RealPage Inc*	584,766	34,413,479
SailPoint Technologies Holding Inc*	1,096,289	21,969,632
SS&C Technologies Holdings Inc	1,085,039	62,509,097
Trade Desk Inc*,#	162,436	36,999,672
Tyler Technologies Inc*	138,789	29,981,200
		721,602,102
Specialty Retail – 0.8%
RealReal Inc/The*	271,769	7,854,124
Williams-Sonoma Inc#	306,320	19,910,800
		27,764,924
Textiles, Apparel & Luxury Goods – 0.5%
Carter's Inc	177,849	17,347,391
Thrifts & Mortgage Finance – 0.9%
LendingTree Inc*,#	72,944	30,638,668
Total Common Stocks (cost $2,317,203,107)		3,483,358,337
Investment Companies – 4.6%
Investments Purchased with Cash Collateral from Securities Lending – 2.7%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº,£	95,497,051	95,497,051
Money Markets – 1.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº,£	66,157,542	66,157,542
Total Investment Companies (cost $161,655,375)		161,654,593
Total Investments (total cost $2,478,858,482) – 102.9%		3,645,012,930
Liabilities, net of Cash, Receivables and Other Assets – (2.9)%		(103,309,746)
Net Assets – 100%		$3,541,703,184

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,311,739,326	90.8%
Israel	122,375,658	3.3
Canada	84,660,599	2.3
United Kingdom	54,043,175	1.5
India	53,206,261	1.5
Belgium	16,747,234	0.5
Ireland	2,240,677	0.1

Total	$3,645,012,930	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/19
Common Stocks - 3.4%
Building Products - 1.5%
CSW Industrials Inc	$99,290	$892,656	$9,579,174	$52,238,815
Capital Markets - 0.3%
Waitr Holdings Inc*,#	-	18,989	(7,950,823)	12,091,380
Diversified Financial Services - 0.4%
GTY Technology Holdings Inc*,#	-	-	(6,003,657)	12,937,342
GTY Technology Holdings PP*,§	-	-	(7,147)	16,959
GTY Technology Holdings/Cayman Islands	-	120,628	-	-
Total Diversified Financial Services	$-	$120,628	$(6,010,804)	$12,954,301
Health Care Equipment & Supplies - 0.1%
Trinity Biotech PLC (ADR)*	-	(193,718)	(2,427,383)	2,240,677
Household Durables - 0.7%
Lovesac Co*	-	269,882	9,661,344	25,222,595
Software - 0.4%
ChannelAdvisor Corp*	-	(197,380)	(4,534,222)	14,079,974
Total Common Stocks	$99,290	$911,057	$(1,682,714)	$118,827,742
Warrants - N/A
Capital Markets - N/A
Waitr Holdings Inc	-	138,536	-	-
Investment Companies - 4.6%
Investments Purchased with Cash Collateral from Securities Lending - 2.7%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	764,153∆	-	-	95,497,051
Money Markets - 1.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	1,006,903	755	(782)	66,157,542
Total Investment Companies	$1,771,056	$755	$(782)	$161,654,593
Total Affiliated Investments - 7.9%	$1,870,346	$1,050,348	$(1,683,496)	$280,482,335

(1) For securities that were affiliated for a portion of the period ended June 30, 2019, this column reflects amounts for the entire period ended June 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/18	Purchases	Sales	Share Balance at 6/30/19
Common Stocks - 3.4%
Building Products - 1.5%
CSW Industrials Inc	823,850	31,047	(88,370)	766,527
Capital Markets - 0.3%
Waitr Holdings Inc*,#	-	2,083,518Ð	(161,200)	1,922,318
Diversified Financial Services - 0.4%
GTY Technology Holdings Inc*,#	-	1,888,663Ð	-	1,888,663
GTY Technology Holdings PP*,§	-	2,606	-	2,606
GTY Technology Holdings/Cayman Islands	-	1,428,025	(1,428,025)Ð	-
Health Care Equipment & Supplies - 0.1%
Trinity Biotech PLC (ADR)*	1,223,052	-	(11,875)	1,211,177
Household Durables - 0.7%
Lovesac Co*	-	903,769	(91,970)	811,799
Software - 0.4%
ChannelAdvisor Corp*	1,086,658	536,405	(15,760)	1,607,303

Warrants - N/A
Capital Markets - N/A
Waitr Holdings Inc	-	785,350Ð	(785,350)Ð	-
Investment Companies - 4.6%
Investments Purchased with Cash Collateral from Securities Lending - 2.7%
Janus Henderson Cash Collateral Fund LLC, 2.3576%ºº	54,035,050	504,785,122	(463,323,121)	95,497,051
Money Markets - 1.9%
Janus Henderson Cash Liquidity LLC, 2.5007%ºº	91,146,672	282,658,581	(307,647,711)	66,157,542

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	8/8/19	(5,751,800)	$7,391,274	$73,741
Citibank NA:
Canadian Dollar	8/8/19	(14,920,000)	11,139,587	(265,339)
Euro	8/8/19	(4,252,000)	4,785,350	(64,545)

				(329,884)
Credit Suisse International:
Canadian Dollar	9/12/19	(36,078,000)	27,461,846	(130,446)
Euro	9/12/19	(1,498,000)	1,703,825	(9,248)

				(139,694)
HSBC Securities (USA), Inc.:
British Pound	7/11/19	(15,855,500)	20,674,226	532,159
British Pound	7/11/19	(1,461,000)	1,846,776	(9,209)
Canadian Dollar	7/11/19	(10,798,500)	8,058,346	(190,461)
Euro	7/11/19	(4,863,000)	5,485,707	(47,261)

				285,228
JPMorgan Chase & Co.:
Canadian Dollar	8/8/19	(20,933,000)	15,625,141	(376,153)
Total				$(486,762)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 16,490
Forward foreign currency exchange contracts, sold	104,330,106

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2019.

#	Loaned security; a portion of the security is on loan at June 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2019)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
GTY Technology Holdings PP	2/22/19	$24,106	$16,959	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Diversified Financial Services	$57,238,909	$16,959	$-
All Other	3,426,102,469	-	-
Investment Companies	-	161,654,593	-
Total Investments in Securities	$3,483,341,378	$161,671,552	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	605,900	-
Total Assets	$3,483,341,378	$162,277,452	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,092,662	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.